N-2 - USD ($)		Aug. 06, 2025	Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key		0002044327
Amendment Flag		false
Document Type		424B1
Entity Registrant Name		C1 Fund Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)(1)	7.00%
Offering Expenses Borne by the Company (as a percentage of offering price)(2)	2.28%
Distribution Reinvestment Plan Fees	$(3)

(1)
The sales load set forth in the table is based on the Company issuing an aggregate of 6,000,000 Common Shares as part of the offering. In such case, Benchmark will deduct from the offering proceeds an aggregate sales load of $4,200,000, which reflects an underwriting commission equal to seven percent (7.00%) of the gross proceeds from the sale of Common Shares in the offering. A portion of the sales load is earned by Benchmark as pre-offering fees in the amount of $175,000 for assessing the viability of the public offering and for assisting with this offering. The remainder of the sales load is earned by Benchmark upon Closing. The aggregate sales load will immediately reduce the net asset value of each Common Share purchased in this offering. See “Underwriting.”

(2)
The Company estimates that it will incur organizational costs and offering expenses (other than the sales load) of approximately $1.37 million or approximately $0.23 per Common Share, in connection with this offering. Pursuant to the Reimbursement Agreement, our Sponsor will pay approximately $1.37 million of these organizational costs and expenses pre-offering and will be reimbursed from the proceeds of the offering, payable promptly following the Closing. Our Board, including the independent directors, has unanimously approved the Reimbursement Agreement. The reimbursement to the Sponsor will be included in the offering expenses. In addition to such expenses, Benchmark will deduct from the gross offering proceeds (a) a non-accountable expense allowance equal to 0.6% of the gross proceeds received in the offering, and (b) certain expenses in connection with the offering. See “Underwriting.”

(3)
There will be no brokerage charges with respect to our Common Shares issued directly by us as a result of distributions payable either in shares or in cash pursuant to our Distribution Reinvestment Plan. However, each participant will pay a pro rata share, based on the number of shares purchased, of brokerage trading fees incurred in connection with Open-Market Purchases. The Company expects that the brokerage trading fees on Open-Market Purchases will be between 1% to 2% of the value of the Open-Market Purchase. The Company will pay the Plan Administrator an account fee of $1.20 per account. The common shareholders ultimately will bear the cost of this fee. See “Distribution Reinvestment Plan.”

Sales Load [Percent]	[1]	7.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.28%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Common Shares)
Management Fee	2.50%(4)
Other Expenses	2.50%(5)
Total Annual Expenses	5.00%

(4)
Under the Investment Advisory Agreement, we will pay the Adviser a Management Fee, payable quarterly, in an amount equal to an annualized rate of 2.50% of our average net assets at the end of the two most recently completed calendar quarters. See “Management — Investment Advisory Agreement.”

The Management Fee reflected in the table is calculated by determining the ratio of the Management Fee to our net assets attributable to Common Shares. The estimate of our Management Fee referenced in the table is based on our net assets of $53.8 million.
(5)
Other Expenses are based on estimated amounts for the current fiscal year and includes accounting, legal and auditing fees of the Company, expenses related to the Company’s distribution reinvestment plan, as well as fees paid to the Administrator, Plan Administrator, the transfer agent, the custodian and the independent directors. These expenses will be ultimately borne by the shareholders of the Company’s common stock. See “Management — Payment of Our Expenses.”

Management Fees [Percent]	[3]	2.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	2.50%
Total Annual Expenses [Percent]		5.00%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our Common Shares. In calculating the following expense amounts, we have assumed we would have no leverage and that our annual operating expenses would remain at the levels set forth in the table above. Transaction expenses are included in the following example.
Example	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return	$117	$210	$303	$535
The foregoing table is to assist you in understanding the various costs and expenses that an investor in our Common Shares will ultimately bear. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all distributions at net asset value, if our Board authorizes and we declare a cash distribution, participants in our distribution reinvestment plan who have not otherwise elected to receive cash will receive a number of shares of our Common Shares, determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our Common Shares at the close of trading on the valuation date for the distribution. See “Distribution Reinvestment Plan” for additional information regarding our distribution reinvestment plan. The example set forth above reflects the sales load of 7.00% of the gross proceeds from the sale of Common Shares in the offering.
This example and the expenses in the table above should not be considered a representation of our future expenses, and actual expenses (including the cost of debt, if any, and other expenses) may be greater or less than those shown. For a further explanation of the fees and expenses we pay and that you incur indirectly as shareholders of the Company, please see the discussion under “Management — Investment Advisory Agreement.”

Expense Example, Year 01		$ 117
Expense Example, Years 1 to 3		210
Expense Example, Years 1 to 5		303
Expense Example, Years 1 to 10		$ 535
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that you will ultimately bear directly or indirectly. You should understand that some of the percentages indicated in the tables below are estimates and may vary. The expenses shown in the table and related footnotes are based on estimated amounts for the Company’s first year of operations, except for Other Expenses as noted in footnote 5, and are based on the Company issuing 6,000,000 Common Shares. Accordingly, the Company’s net assets for purposes of the tables and example below include estimated net proceeds from the offering of $55,800,000. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will ultimately bear these fees or expenses as an investor in the Company.
Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		Other Expenses are based on estimated amounts for the current fiscal year and includes accounting, legal and auditing fees of the Company, expenses related to the Company’s distribution reinvestment plan, as well as fees paid to the Administrator, Plan Administrator, the transfer agent, the custodian and the independent directors. These expenses will be ultimately borne by the shareholders of the Company’s common stock. See “Management — Payment of Our Expenses.”
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE COMPANY’S INVESTMENTS
Investment Objective and Investment Strategy
Our investment objective is to maximize our portfolio’s total return. To achieve our investment objective, we intend to invest in a portfolio of up to 30 of the C1 Thirty companies. The “C1 Thirty” is the group of 30 companies our Adviser has determined, based on its application of the economic and financial factors set forth in our investment targeting and screening process, which is described in the section of this prospectus captioned “The Company’s Investments — Investment Process,” to be the leading private digital asset services and technology companies globally, excluding those whose business is principally administered in the People’s Republic of China, including Hong Kong and Macao. The C1 Thirty may include companies that were private when we made an investment in them but have since conducted an initial public offering. For this purpose, we consider any companies that develop, sell or provide products and solutions related to the development, issuance, storage, custody, security, trading, management, compliance, marketing, analysis or processing of crypto assets or the development, management or servicing of permissioned or permissionless blockchain technology and infrastructure to be within the scope of companies in which we may invest. These companies may include companies that provide blockchain and digital assets to deliver services and develop new financial products and services, such as the use of blockchain and digital assets to enable peer-to-peer financial transactions on DeFi platforms (thereby removing third parties and centralized institutions in these transactions), companies that develop or issue stablecoins as an option that may be used for everyday transactions and fintech companies that use blockchain and digital assets to develop new financial services and products. A blockchain is a distributed database or ledger that is shared among the nodes (e.g., modem, cable, cable optics, wireless) of a computer. Blockchains store information in “blocks” which are linked together via cryptography. The best-known blockchain is Bitcoin, which is decentralized and permissionless (i.e., it is open to the public and does not require permission for use). While we intend to invest in many of the C1 Thirty companies, it is possible we will not have opportunities to invest in all 30. We are not a founder of and, other than the investments that we will make pursuant to our principal investment strategy, do not have a parent-subsidiary relationship with any of the C1 Thirty companies. We will not hold a controlling interest in any of the C1 Thirty companies.
Under normal market conditions, we will invest at least 80% of the value of our total assets in equity and equity-linked securities issued by C1 Thirty companies. We believe that there are attractive opportunities to invest in digital asset services and technology companies that are late-stage private companies, and therefore in order to maximize stockholder value, we expect a portion of our investments to be in such late-stage private companies. We believe investments in late-stage private companies present the opportunity to invest in companies before they conduct an initial public offering, which would provide liquidity for our investments. We may invest in these companies alongside other third party investors, such as private equity firms, with which neither we nor the Adviser is affiliated. Our investment strategy and policies do not establish a minimum or maximum amount to be invested in late-stage private companies. We do not have a predetermined percentage of our investments that will be in late-stage private companies. We believe not having a predetermined percentage allows us to maximize stockholder value. Our investment in equity will include common shares, preferred shares, and equity-linked securities issued by a C1 Thirty company that provide us with economic exposure to the equity securities of such issuer, including any security convertible (with or without consideration) into common shares, any warrant or right to subscribe to or purchase common shares or common shares carrying a warrant or right. Equity-linked securities mean securities the returns on which are linked to the performance of an equity security, a basket of equity securities or an index of equity securities. Investments in rights, warrants, convertible securities and equity-linked securities may subject the Company to similar risks as those associated with investments in capital stock as well as additional risks associated with derivative securities. The trading price of rights, warrants, convertible securities and equity-linked securities may not equal the underlying value of the equity to which they are linked. We will invest principally in the equity and equity-linked securities of private digital asset services and technology companies that our Adviser has determined to include in the C1 Thirty.
Separate from our principal investment strategy of, under normal market conditions, investing at least 80% of our total assets in equity and equity-linked securities issued by the C1 Thirty companies, we may also, as a non-principal investment strategy, invest the remaining portion (which is up to 20% in the event we only invest 80% of our total assets in our principal strategy) of the value of our total assets in other investments. In any event, investments made pursuant to our non-principal investment strategy will not exceed 20% of the value of our total assets, and any singular investment type will be less than 10% of the value of our total assets. Under this non-principal investment strategy, we may invest on an opportunistic basis in equity and equity-linked securities issued by select U.S. publicly traded securities or certain non-U.S. companies that otherwise meet our investment criteria. Also within this non-principal investment strategy, we may invest in ETFs that are registered as investment companies with the SEC and whose shares are registered under the Securities Act and listed for trading on a national securities exchange, as well as ETPs that are not registered as investment companies with the SEC but whose securities are registered under the Securities Act and listed for trading on a national securities exchange. Any investments we make in ETFs and ETPs will be subject to the following statutory limits: (i) we will acquire no more than 3% of the outstanding voting securities of any such ETF or ETP; (ii) our investment in any single ETF or ETP will comprise no more than 5% of the value of our total assets at time of acquisition; and (iii) our cumulative investments in ETFs and ETPs will be less than 10% of the value of our total assets. Also within this non-principal investment strategy, we may invest less than 10% of the value of our total assets in BDCs, that meet our investment criteria and have made an election pursuant to section 54(a) of the Investment Company Act, to be subject to the provisions of sections 55 through 65 of this Act. We are not currently aware of any BDCs that invest in digital asset services and technology companies, but if we become aware in the future of any such BDCs, we may invest in them. If an opportunity arises to invest in BDCs that invest in digital asset services and technology companies, such investment would provide us with another means to gain exposure to the economic benefits of companies that are engaged in the digital asset services and technology industry. Additionally within this non-principal investment strategy, we may invest less than 10% of the total value of our assets in shares of U.S. registered money market funds that are operated in compliance with Rule 2a-7 under the Investment Company Act and government securities that are issued or guaranteed as to principal and interest by the U.S. Government or an instrumentality of the U.S. Government.
There can be no assurance that we will achieve our investment objectives or that our investment program will succeed.
To achieve our investment objective, the Adviser will leverage the Investment Committee members’ network of relationships with other sophisticated institutions to source and evaluate investments using the following investment strategies:
•
Identify high quality growth companies.   Based on the Investment Committee members’ experience in analyzing technology trends and markets, the Adviser will identify private digital asset services and technology companies that it believes are capable of producing substantial growth. The Adviser will initially identify about 300 of these companies, and pare down the listing initially to 100 companies, then 50 companies and eventually to what it considers to be the C1 Thirty.

•
Acquire potential investments from a variety of industry sources.   The Adviser will further rely on the Investment Committee members’ collective industry knowledge as well as their understanding of where leading venture capitalists and other institutional investors are investing. The Adviser will leverage the Investment Committee members’ relationships in the widely disbursed digital asset services and technology industry and will use independent research to identify companies that the Adviser believes are differentiated and best positioned for sustained growth. The Adviser will continue to expand its sourcing network in order to evaluate a wide range of investment opportunities in companies that demonstrate strong operating fundamentals.

•
Acquire positions in targeted investments.   We will seek to selectively add to our portfolio by sourcing investment opportunities at a price which the Adviser considers to be acceptable, in accordance with its Investment Policies and Procedures, to warrant a bid for the purchase of such securities for the Company. To this end, we will utilize multiple methods to acquire equity and equity-linked securities in private companies that are not available to most individual investors.

•
Create access to a varied investment portfolio.   We will seek to hold a varied portfolio of equity investments that comprise the C1 Thirty companies, which the Adviser believes will minimize the impact on our portfolio of a negative downturn at any one specific company or industry. We believe that our relatively varied portfolio will provide a convenient means for investors, including unaccredited investors investing in us, to obtain access to an asset class that has generally been limited to venture capital, private equity and similar large institutional investors.

•
Focus on companies that embrace and comply with applicable laws and regulations regarding digital asset services and technology.   We will seek to invest in companies that proactively comply with applicable laws and regulations regarding digital asset services and technology, seek to work with regulatory agencies in the U.S. and other jurisdictions to develop and promote policies, products and practices compatible with existing regulations and anticipate opportunities to develop products and offer services compatible with established regulatory practices.

Investment Sources and Types
We will acquire the securities in our investment portfolio for our principal strategy through the means described below. Other than the requirement that, under normal market conditions, we will invest at least 80% of our total assets in equity and equity-linked securities issued by the C1 Thirty companies, we have not and we will not have pre-determined limits or requirements as to what percentage of the securities in our portfolio will be acquired through each of the means described below. We believe that not imposing predetermined limits or requirements allows us to maximize value.
Purchases on private secondary marketplaces.   We will invest in the C1 Thirty companies principally by purchasing securities pursuant to purchase agreements in private transactions exempt from Section 5 of the Securities Act that are identified on private secondary marketplaces registered as broker-dealers under Section 15 of the Securities Exchange Act and operated as ATSs in accordance with the requirements of Regulation ATS under the Securities Exchange Act. These marketplaces include Forge Securities LLC (which is registered as a broker-dealer and operates as an ATS), NPM Securities, LLC (a registered broker dealer, ATS, member of FINRA/SIPC and a wholly owned subsidiary of NASDAQ Private Markets, LLC) and Hiive Markets Limited (which is registered as a broker-dealer and operates as an ATS). We believe that these private secondary marketplaces, which have become leading facilities for transactions in securities issued by venture-backed global companies, including companies within the digital asset services and technology industry, should provide us with a steady supply of investments to meet our investment policies. We will incur transaction fees in connection with purchases identified on an ATS. These fees typically range from 1% to 5% of the transaction value. We will account for these fees as part of the total cost of the securities being acquired by the Company. If the transaction does not settle for reasons such as the issuer exercises its ROFR or if the seller breaches its obligation to sell the securities, we will not incur these fees.
Purchases in one-off Private Transactions.   In addition, we will purchase shares directly from stockholders, including institutional investors and current or former employees, of privately-held companies that meet our investment criteria, in private transactions exempt from the Securities Act through the execution of purchase agreements. We believe the Adviser will be able to find an adequate supply of these one-off private transactions because of the extensive existing relationships the members of the Investment Committee have built over several years with persons in the venture capital community and digital asset industry. The Adviser will not make general solicitations for these one-off private transactions, which will rely on an exemption from registration under the Securities Act. As digital asset services and technology companies grow and experience significant increased value while remaining private, employees and other stockholders may seek liquidity by selling shares to a third party directly or via a secondary marketplace. Sales of shares in private companies are typically restricted by contractual transfer restrictions (such as ROFRs), and may be further restricted by provisions in company charter documents, and company employment and trading policies, which may impose strict limits on transfer. We expect to be able to obtain approvals for the transfers or waivers of these contractual restrictions for most transactions because C1 Thirty companies are late-stage companies that are valued in excess of $500 million, and are likely to have established procedures allowing for their securities to be sold in order to streamline requests from their shareholders and we believe that issuers will welcome the opportunity to have the Company invest in them because of the Company’s market position and the reputation of the Investment Committee members within the digital assets industry. In the instances when we are not able to obtain approvals for transfers or waivers of contractual transfer restrictions and the purchase agreement automatically terminates, we may seek to enter into another purchase agreement. A description of how we intend to transact these purchases is set forth in the “The Company’s Investments — Transaction Execution” section of this prospectus. As disclosed elsewhere in this prospectus, the members of the Investment Committee will leverage their extensive existing relationships. Some of these relationships are with broker-dealers that, from time to time, may bring opportunities for the Company to purchase shares directly from eligible shareholders. In these purchases conducted directly with eligible securityholders, we may be required to pay a commission or similar compensation to a broker-dealer. These fees typically range from 2% to 5% of the transaction value. We will account for these fees as part of the total cost of the securities being acquired by the Company. If the transaction does not settle for reasons such as the issuer exercises its ROFR or if the seller breaches its obligation to sell the securities, we will not incur these fees.
Direct purchases in Private offerings.   We will also purchase securities in the C1 Thirty companies directly in private offerings conducted in reliance on Section 4(a)(2) of the Securities Act and/or Rule 506 thereunder. There is a large market among private digital asset services and technology companies for equity capital investments. Many of these companies lack the necessary cash flows to sustain substantial amounts of debt, and therefore have viewed equity capital as a more attractive long-term financing tool. We will seek to be a source of such equity capital as a means of investing in these companies and look for opportunities to invest alongside other unaffiliated venture capital and private equity investors with whom we have established relationships. We have not entered into any allocation policy with any of these persons to invest in private companies that meet our investment criteria. Although, we believe that direct private offerings may be a good source to obtain investments in private digital asset services and technology companies, we believe that substantially most of our purchases of securities would be made pursuant to purchase agreements with securityholders that we identify through private secondary marketplaces and in purchase agreements in one-off private transactions with eligible securityholders, and we expect that we would not frequently purchase securities directly with the issuer.
When we acquire shares in private companies via private secondary marketplaces one-off private transactions, and direct equity investments, we may face limitations in the amount and quality of information we can obtain regarding such companies and their securities.
No Direct Investments in Unregulated Crypto Assets.   We will not invest directly in any crypto assets or other digital assets. We may, however, invest as a non-principal strategy in ETPs that are primarily engaged in investing, reinvesting or trading in physical spot Bitcoin or Ether, which are crypto assets that are not treated as securities under federal securities law. We intend to make any such investment in accordance with the following statutory limits: (i) we will acquire no more than 3% of the outstanding voting securities of any such ETP; (ii) our investment in any one ETP will comprise no more than 5% of the value of our total assets at time of acquisition; and (iii) our investment in such ETPs, together with our investment in ETFs, will comprise less than 10% of the value of our total assets.
Temporary Defensive Policy.   The Company has adopted a policy that the Adviser may elect to invest the Company’s funds in cash equivalents, U.S. government securities and other high quality debt investments for temporary defensive purposes.
Investment Process
Concentrated Digital Asset-related Focus
We believe that the world is in the midst of a revolution driven by blockchain and digital asset technology, which have the potential to extend into every sector, market, and geography. Thus, the opportunity for digital asset services and technology companies extends across a broad spectrum. These broad markets have the potential to produce disruptive technologies, reach a large addressable market, and provide significant commercial opportunities. Thus, the Adviser will actively seek out promising investments across a diverse selection of companies engaged in a new blockchain and digital asset technology business, such as companies involved in DeFi, stablecoins and other innovations.
Investment Targeting and Screening
The Adviser will identify prospective portfolio companies by ranking private digital asset services and technology companies that have a minimum valuation of $500 million and meet certain general growth and health factors. These factors include:

General growth and health factors
The Adviser will first evaluate a universe of about 300 private digital asset services and technology companies using the following general growth and health factors:
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Whether the company has been identified as a prospective portfolio company by the Adviser’s network of relationships in this industry and validated by comparison with the investment decisions of leading venture capitalists and institutional investors;

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Whether the company has recently raised capital from what we believe to be reputable U.S. or international institutional or private investors

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Whether the company has any outstanding preferred stock liquidation preference that is strong relative to market valuation;

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Whether the company’s financial structure is not burdened with debt and other financial constraints (e.g. ratchets with significant penalties, heavy debt loads) that might suggest the risk of impending financial distress;

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Whether the company’s corporate structure and governance are transparent and comparable with standard corporate and governance structures;

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Whether the company’s executive team is stable and has had relatively little turnover over the past 12 months;

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Whether the company has developed a clear and actionable growth strategy; and

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Whether the company has a plan for regulatory compliance.

The Adviser will identify a select set of companies that it will evaluate in greater depth.
There is a potential that our $500 million minimum valuation requirement could preclude us from investing in private companies that have a valuation below such level but nonetheless meet your key health and growth criteria, which could preclude us from capitalizing on attractive investment opportunities.
Due Diligence Process
Once the Adviser has identified those companies that it believes warrant more in-depth analysis, based on its evaluation of the prospective companies using the above-listed general growth and health factors, the Adviser will conduct thorough evaluation of potential portfolio companies using key indicators of each company’s health and growth that collectively comprise the Adviser’s proprietary investment process. These key indicators include:
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The company’s total addressable market;

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The market growth rate;

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The company’s recent financing rounds;

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The company’s growth rate;

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The company’s competitive positioning;

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The company’s business model;

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The Company’s network effects and economies of scale;

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Any applicable regulatory and legal concerns; and

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Any other indicators that, in the circumstances, might be strongly correlated with higher or lower valuations.

“Total addressable market,” also referred to as the available market, is the overall revenue opportunity for a product or service if 100% market share is achieved. “Market growth rate” means the percentage increase or decrease in the total size of a market over a defined period of time. “Recent financing rounds” means the latest instances in which a company raised capital from investors. “Company growth rate” means the rate at which a company’s revenue or market share has increased or decreased over a defined period of time. “Competitive positioning” means the strategy a company employs to differentiate itself and its products or services from competitors. “Business models” means the plan, model or framework to generate revenue and make a profit from operations. “Network effects” means the phenomenon that occurs when an increase in the number of users or participants improve the value of a good or service. “Economies of scale” means cost advantages a business obtains when the volume of production increases, reducing the per-unit costs.
The Adviser will give each prospective portfolio company that passes its initial due diligence review a qualitative ranking to allow the Adviser to evaluate it against others in our pipeline, and the Adviser will review and update these rankings on a regular basis.
The Adviser’s due diligence process will vary depending on whether we are investing through a private secondary transaction on a marketplace or by a direct equity investment. The Adviser will access information on our potential investments through a variety of sources, including information made available on secondary marketplaces, publications by private company research firms, industry publications, commissioned analysis by third-party research firms, and, to a limited extent, directly from the company or financial sponsor. The Adviser will utilize a combination of each of these sources to help set a target price and valuation for the companies ultimately selected for investment.
Portfolio Construction and Sourcing
Upon completion of the due diligence process, the Adviser will select investments for inclusion in the C1 Thirty based on their value proposition, total addressable market, fundamentals and valuation. The Adviser will seek to create a relatively varied portfolio that we expect will include investments in companies representing a broad range of investment themes. The Adviser generally will choose to pursue specific investments based on the availability of shares and valuation expectations. The Adviser will utilize a combination of secondary marketplaces, direct purchases from stockholders and direct equity investments in order to make investments in our portfolio companies. Once we have established an initial position in a portfolio company, the Adviser may choose to increase our stake through subsequent purchases. Maintaining a balanced portfolio is a key to our success, and as a result the Adviser will constantly evaluate the composition of our investments and our pipeline to ensure we are exposed to a diverse set of companies within our target segments.
Transaction Execution
We will enter into purchase agreements for substantially all of our private company portfolio investments. We will purchase securities directly from securityholders, including institutional investors and current or former employees, of private companies that meet our investment criteria, in private transactions exempt from the Securities Act through the execution of purchase agreements. As stated elsewhere in this prospectus, we believe that substantially most of our purchases of securities would be made pursuant to purchase agreements with securityholders that we identify through private secondary marketplaces and in purchase agreements in one-off private transactions with eligible securityholders, and we expect that we would not frequently purchase securities directly with the issuer.
We will seek to purchase preferred stock, convertible securities or common stock of privately-held companies that meet our investment criteria. A table discussing the process of our planned purchases of such securities through purchase agreements from securityholders, including institutional investors and current or former employees, of private companies, is set forth below.

	Preferred stock and convertible securities of private companies that meet our investment criteria	Common stock of private companies that meet our investment criteria
Nature of Seller	Typically held by institutional investors of such issuers.	Typically held by founders, employees and former employees of such issuers.
Transaction Documentation	Acquired through executing purchase agreements with the securityholder.	Acquired through executing purchase agreements with the securityholder.
Applicability of transfer restrictions	Typically not subject to contractual transfer restrictions.
Typically subject to contractual restrictions on transfer, such as provisions in the issuer’s charter documents, ROFRs, stock option plan terms and employment and trading policies.
Because private companies that meet our investment criteria are likely to have established procedures allowing for their securities to be sold in order to streamline requests from their shareholders, we expect that we will be successful in obtaining required approvals or waivers of contractual transfer restrictions (including waiver of the ROFR) after the execution of the purchase agreement by following established procedures. Our purchase agreements will provide that we must obtain these approvals or waivers within 30 days from the signing of the purchase agreement.

Payment and settlement	Payment of the purchase price for the securities occurs as soon as we are able to initiate wires for funds, which is typically one to two business days after execution of the purchase agreement. Upon payment, the issuer records the transfer of the securities in its books and records.	After any transfer restrictions is resolved in favor of the purchase, including the waiver of ROFR, payment of the purchase price for the securities occurs as soon as we are able to initiate wires for funds, which is typically one to two business days after such confirmation. Upon payment, the issuer records the transfer of the securities in its books and records. The total time from signing of the purchase agreement to settlement will be no more than 35 days.
Automatic Termination	The purchase agreements will terminate automatically if the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Company receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. Accordingly, in the instances when we are not able to obtain such approvals or waivers or close
The purchase agreements will terminate automatically if approval of the transfer or waiver of the transfer restrictions, including the waiver of any ROFR, is not obtained during the 30-day period. We would typically expect that approval of the transfer or waiver of the transfer restrictions, including the waiver of ROFR, is obtained within 2 weeks.
The purchase agreements will also terminate automatically if the closing of the purchase agreement, which is

	Preferred stock and convertible securities of private companies that meet our investment criteria	Common stock of private companies that meet our investment criteria
	the purchase agreement within the allotted time period, the purchase agreement will terminate and we will no longer have an obligation to purchase the securities.	completed upon the wiring and receipt of the funds and the Company receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. Accordingly, in the instances when we are not able to obtain such approvals or waivers or close the purchase agreement within the allotted time period, the purchase agreement will terminate and we will no longer have an obligation to purchase the securities. In the instances when we are not able to obtain approvals for transfers or waivers of contractual transfer restrictions and the purchase agreement automatically terminates, we may seek to enter into another purchase agreement.
Risks	The purchase of securities of private companies through purchase agreements is subject to risks. Please see the section entitled “Risk Factors” — “Risks Associated with Our Investments” beginning on page 22.
The purchase of securities of private companies through purchase agreements is subject to risks. Please see the section entitled “Risk Factors” — “Risks Associated with Our Investments” beginning on page 22.

Risk Management and Monitoring
The Adviser will monitor the financial trends of each portfolio company to assess our exposure to individual companies as well as to evaluate overall portfolio quality. The Adviser will establish valuation targets at the portfolio level and for gross and net exposures with respect to specific companies and industries within our overall portfolio. In cases where we make a direct investment in a portfolio company, we may also obtain board positions, board observation rights and/or information rights from that portfolio company in connection with our equity investment.
Portfolio Contents and Techniques
Our portfolio will be composed principally of the following investments, each of which present certain unique risks which may impact the value of our investments and in turn the value of our shares and your investment in us.
Equity Securities and Equity-linked Securities
We invest in equity securities, including common stocks, preferred stocks, convertible securities, rights, warrants and depositary receipts issued by companies that meet our investment criteria, including principally the C1 Thirty companies. Common stock represents an equity ownership interest in a company. We may hold or have exposure to common stocks issued by private digital asset services and technology companies of any size, including small and medium capitalization stocks. Because we will ordinarily have exposure to common stocks, historical trends would indicate that our portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in convertible securities.
Rights, warrants and convertible securities grant their holders the option to acquire the underlying equity securities, but unlike capital stock, they do not confer dividend or voting rights with respect to the underlying equity securities. While the value of rights, warrants and convertible securities is based on the value of the underlying equity securities, the value of a right, warrant or convertible security may not move in tandem with the underlying equity security and may expire worthless. We may also invest in equity-linked securities, which are securities the returns on which are linked to the performance of an equity security, a basket of equity securities or an index of equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the underlying equity security, the Company is subject to risks if the underlying equity security, reference rate or index underperforms, or if the issuer defaults on the payments at maturity. Investments in rights, warrants, convertible securities and equity-linked securities may subject the Company to similar risks as those associated with investments in capital stock as well as additional risks associated with derivative securities.
Restricted and Illiquid Investments
We may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including particularly private placement securities. Liquidity of an investment relates to the ability to dispose easily of the investment and the price to be obtained upon disposition of the investment, which may be less than would be obtained for a comparable more liquid investment.
Illiquid investments may trade at a discount from comparable, more liquid investments. Illiquid investments are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. Investment of our assets in illiquid investments may restrict our ability to dispose of our investments in a timely fashion and for a fair price as well as our ability to take advantage of market opportunities.
Preferred Equity
We may invest in preferred securities. There are two basic types of preferred securities. The first type, sometimes referred to as traditional preferred securities, consists of preferred stock issued by an entity taxable as a corporation. The second type, sometimes referred to as trust preferred securities, are usually issued by a trust or limited partnership and represent preferred interests in deeply subordinated debt instruments issued by the corporation for whose benefit the trust or partnership was established.
Traditional Preferred Securities.   Traditional preferred securities generally pay fixed or adjustable rate dividends to investors and generally have a “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on typical preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its stockholders. Should an issuer of a non-cumulative preferred stock held by us determine not to pay dividends on such stock, the amount of dividends we pay may be adversely affected. There is no assurance that dividends or distributions on the preferred securities in which we invest will be declared or otherwise made payable.
Preferred stockholders usually have no right to vote for corporate directors or on other matters. Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates or the “Dividends Received Deduction.” Because the claim on an issuer’s earnings represented by preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, our holdings, if any, of higher rate-paying fixed rate preferred securities may be reduced and we may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Trust Preferred Securities.   Trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred security characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.
Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, trust preferred securities typically permit an issuer to defer the payment of income for 18 months or more without triggering an event of default. Generally, the deferral period is five years or more. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the trust preferred securities have not been made), these trust preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.
Warrants
Warrants are instruments issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Warrants normally have a short life span to expiration. The purchase of warrants involves the risk that we could lose the purchase value of a warrant if the right to subscribe for additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the subscribed security’s market price such as when there is no movement in the level of the underlying security.
Exchange-Traded Funds and Exchange-Traded Products
We may invest in ETFs and ETPs as part of our non-principal investment strategy. Any ETF in which we invest will be registered as an investment company under the Investment Company Act, and its shares will be registered under the Securities Act and listed for trading on a national securities exchange. Additionally, we may invest in ETPs that are primarily engaged in investing, reinvesting or trading in Bitcoin or Ether, which are crypto assets that are not treated as securities under federal securities laws. Any ETP in which we invest will not be registered as an investment company under the Investment Company Act, but its shares will be registered under the Securities Act and listed for trading on a national securities exchange.
Investments we make in ETFs and ETPs will be in accordance with the following statutory limits: (i) we will acquire no more than 3% of the outstanding voting securities of any such ETF or ETP; (ii) our investment in any single ETF or ETP will comprise no more than 5% of the value of our total assets at time of acquisition; and (iii) our cumulative investments in ETFs and ETPs will be less than 10% of the value of our total assets.
Business Development Companies
As part of our non-principal investment strategy, we may invest less than 10% of the value of our total assets in BDCs, that meet our investment criteria and have made an election, pursuant to section 54(a) of the Investment Company Act, subject to the provisions of sections 55 through 65 of this Act. We are not currently aware of any BDCs that invest in digital asset services and technology companies, but if we become aware in the future of any such BDCs, we may invest in them. If an opportunity arises to invest in BDCs that invest in digital asset services and technology companies, such investment would provide us with another means to gain exposure to the economic benefits of companies that are engaged in the digital asset services and technology industry.

Convertible Securities
We may invest in convertible securities. These are bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our Common Shares involves a number of significant risks. Before you invest in our Common Shares, you should be aware of various risks associated with the investment, including those described below. You should carefully consider these risk factors, together with all of the other information included in this prospectus, before you decide whether to make an investment in our Common Shares. The risks set out below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment.
General Risks
No operating history as a closed-end investment company
We are a non-diversified, closed-end management investment company with no operating history. As a result, we are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or become worthless.
Risk of operating as a non-diversified, management investment company
We are classified as a non-diversified, management investment company within the meaning of Section 5(b)(2) of the Investment Company Act. As such, we do not have the benefits the Investment Company Act provides for a management company that is diversified in the manner provided in Section 5(b)(1) of this Act. Section 5(b)(1) requires at least 75% of the value of total assets of a diversified company to consist of cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities. In addition, Section 5(b)(1) provides that in calculating the 75% amount, the management investment company may not invest more than 5% of the value of its total assets in any one issuer, and may not acquire more than 10% of the outstanding voting securities of this issuer. As a non-diversified management investment company, therefore, we are exposed to the risks that arise from investing in issuers beyond the limits set forth in Section 5(b)(1).
No assurance of investment return
The types of investments that we make involve a high degree of risk. Financial and operating risks confronting our portfolio companies can be significant. We cannot provide assurance that we will be able to choose, make or realize investments in any particular company or portfolio of companies. Moreover, while the type of investments that we make offers the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.
In addition, there can be no assurance that we will be able to generate returns for our investors or that the returns will be commensurate with the risks of investing in the type of companies and transactions described in this prospectus. The performance and appreciation of the investments that comprise our portfolio will depend on the successful operation of the companies in which we invest, prevailing interest rates, and other market conditions over which we and the Adviser will have no control. Returns generated from our investments may not adequately compensate investors for the business and financial risks assumed, and an investor may lose all or a part of its investment in our shares.
Reliance on the Adviser
The Adviser is a newly formed entity and has no prior experience managing a registered closed-end investment company. The Adviser provides us with management and advisory services and makes investment decisions on our behalf. Investors will have no role in making decisions with respect to the management, disposition or other realization of any investment, or decisions regarding our business and affairs. Consequently, our success will depend, in large part, upon the skill and expertise of the Adviser and its Investment Committee. Furthermore, the Investment Committee members will not focus exclusively on our operations and may have responsibility for other managed investment funds.

The Investment Committee, acting on behalf of the Adviser, will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of this prospectus. The Investment Committee is currently composed of Dr. Najamul Hasan Kidwai, Michael (Xu) Zhao, Michael Lempres, and Elliot Han, who are all accomplished investment professionals. There can be no assurance that these persons will continue to be associated with the Adviser while the Adviser serves as our investment adviser. Our future success will depend to a significant extent on the continued service and coordination of these persons while serving as members of the Investment Committee. If Dr. Kidwai and Messrs. Zhao, Lempres and Han do not maintain their existing relationships with sources of investment opportunities and do not develop new relationships with other sources of investment opportunities available to us, we may not be able to grow our investment portfolio. In addition, individuals with whom the members of the Investment Committee have relationships are not obligated to provide us with investment opportunities. Therefore, the Adviser can offer no assurance that such relationships will generate investment opportunities for us. Furthermore, the Adviser cannot assure investors that the Adviser will remain our investment adviser or that we will continue to have access to the members of the Investment Committee or their information and deal flow.
Investment due diligence and investment research may not reveal all relevant facts regarding investment opportunities.
When conducting due diligence and investment research, the Adviser may be required to evaluate important and complex business, financial, tax, accounting, and legal metrics. Outside consultants, legal advisors, accountants and investment banks may be involved in the due diligence and investment research process in varying degrees depending on the type of investment. When conducting due diligence and investment research and making an assessment regarding an investment, the Adviser may rely on information provided by such persons, or by the management of the target of the investment or their advisors. The due diligence investigation and investment research that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity, may lead to inaccurate or incomplete conclusions, or may be manipulated by fraud. Moreover, such an investigation will not necessarily result in the investment being successful.
Competition for investment opportunities; difficulty of locating suitable investments and meeting investment objective.
A large number of entities compete with us to make the types of direct equity investments that we target as part of our business strategy. We compete for such investments with a large number of private equity and venture capital funds, other equity and non-equity based investment funds, investment banks and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of our competitors are substantially larger than we are and have considerably greater financial, technical and marketing resources than we do. We may be at a competitive disadvantage with our competitors in a particular industry or investment, as some of them have greater capital, lower targeted returns, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. We and the Adviser may be unable to find a sufficient number of attractive opportunities to meet our investment objective and there is no assurance as to the timing of investments. The Adviser expects us to benefit from its relationships and experience making investments; however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on our ability to find suitable investments and otherwise achieve our investment objective. Furthermore, the Adviser will emphasize or de-emphasize different aspects of its investment strategy from time to time, and refine or add to our investment strategy, to respond to changes in market conditions, and there can be no assurance that the Adviser will follow the investment strategy and process described herein for every investment.
Non-U.S. investments risk
Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to the following: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the
U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; and (vi) difficulties in enforcing legal judgements in foreign courts. Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by us.
Global economic conditions, including those from macro-trends and global events, may adversely affect our investments.
Because we intend to invest in companies located in various nations, our overall performance depends in part on worldwide economic conditions. Global financial developments, downturns, and global health crises or pandemics may harm us, including due to disruptions or restrictions on our employees’ ability to work and travel. The economies of the regions in which we intend to invest have been affected from time to time by falling demand for a variety of goods and services, restricted credit, poor liquidity, reduced corporate profitability, volatility in credit, equity, and foreign exchange markets, bankruptcies, labor shortages, labor unrest, pandemics, natural disasters, supply chain disruptions, inflation, and overall uncertainty with respect to the economy, including with respect to tariff and trade issues.
Ongoing armed conflicts around the world, such as the invasion of Ukraine by Russia and recently, the conflict in and adjacent to Israel, could create or exacerbate risks facing our business. The Russia-Ukraine conflict specifically results in numerous countries, including the United States, imposing significant new sanctions and export controls against Russia, Russian banks, and certain Russian individuals. These armed conflicts have resulted and could continue to result in, disruptions to trade, commerce, pricing stability, and/or supply chain continuity, and have introduced significant uncertainty into the global markets. If global economic conditions remain uncertain or deteriorate further, particularly to the extent such conflicts escalate to involve additional countries, we could see potential scenarios having a material adverse effect on the businesses in which we intend to invest.
We believe that other potential conflicts could result in similar disruptions in the regions in which we intend to invest. Such potential conflicts could include a military conflict between mainland China and Taiwan. While we do not intend to invest in China, a conflict between China and Taiwan, or any other conflict involving China, could adversely affect global economic conditions and the companies in which we invest. Moreover, a military conflict between China and Taiwan could disrupt the supply of goods and products relied on by companies in the digital asset services and technology industry, such as advanced semiconductor chips and other products that are sourced from Taiwan. Such a conflict would also likely limit access to key Chinese ports and exporters due to both military actions and potential international sanctions, which could adversely affect the global economy, generally, and companies in which we intend to invest, specifically.
Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.
Under the Investment Company Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in good faith in accordance with policies and procedures established by our Board pursuant to the requirements of Rule 2a-5 under the Investment Company Act. There may not be a public or active secondary market for certain of the types of investments that we hold and intend to make. Our principal investments will not be publicly traded on a securities exchange but, instead, may be quoted on a private secondary marketplace that is registered as a broker-dealer and operated as an ATS in accordance with the requirements of Regulation ATS under the Securities Exchange Act or may be offered through electronic (or other) platforms that are registered as broker-dealers but not operated as alternative trading systems. As a result, we will value these investments quarterly at fair value as determined in good faith in accordance with valuation policies and procedures meeting the requirements of Rule 2a-5 under the Investment Company Act.
Our valuation policies and procedures, as adopted by the Board, are designed to achieve the following objectives: (1) to periodically assess any material risks associated with the determination of the fair value of our investments and to manage these risks; (2) to select and apply a methodology for determining the fair value of our investments and to periodically review the appropriateness and accuracy of this methodology, as well as to monitor for circumstances that may necessitate the use of fair value; (3) to test the appropriateness and accuracy of the fair value methodology that has been selected; and (4) to oversee pricing service providers, if used, including establishing the process for approving, monitoring, and evaluating each pricing service provider. Consistent with applicable requirements, the Board has designated the Adviser as Valuation Designee (“Valuation Designee”) under our valuation policies and procedures to perform the fair value determination for all our investments. The Board will retain responsibility to oversee the Adviser in performing its role as Valuation Designee. The Adviser, however, will be required to submit quarterly and annual reports relating to its function as Valuation Designee. In addition, it will be required to promptly notify the Board if matters that materially affect the fair value of the portfolio of investments occur, including a significant deficiency or material weakness in the design or effectiveness of the Adviser’s fair valuation determination process or material errors in the calculation of net asset value within five days after the Adviser becomes aware of the matter.
The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and the Adviser may have a conflict of interest in making fair value determinations. To minimize the possibility of conflict, however, the Adviser will specify the titles of persons responsible for determining the fair value of particular investments (including by specifying the particular functions for which they are responsible) and will reasonably segregate fair value determinations from the portfolio management function by mandating that portfolio managers may not determine, or effectively determine by exerting substantial influence on, the fair values ascribed to our investments.
Any unrealized losses we experience on our portfolio may be an indication of future realized losses.
As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser as the valuation designee pursuant to policies and procedures approved by our board of directors. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations. This could result in realized losses in the future.
Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.
We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We are required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business.
Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, are designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.
Risks Associated with Our Investment Strategy
Investment methodology
We may employ certain strategies that depend upon the reliability and accuracy of the Adviser’s analytical investment processes. To the extent such investment processes (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in substantial losses.
Identification of appropriate investments
Our success as a whole depends on the identification and availability of suitable investment opportunities and terms. The availability and terms of investment opportunities will be subject to market conditions, prevailing regulatory conditions in regions where we may invest, and other factors outside our control. In addition, we may find ourselves in competition with other funds that have entered or may enter its markets or with private equity funds and financial institutions that may be willing to extend financing on terms that are more favorable to the portfolio company than the Adviser believes are appropriate in light of the risk of the investment. Therefore, there can be no assurance that appropriate investments will be available to, or identified or selected by, us.
Concentration of investments
The Company’s investments will be concentrated in the digital asset services and technology industry. Under the Investment Company Act, concentration is deemed to occur when 25% or more of the value of a management company’s total assets is invested or proposed to be invested in a particular industry or group of industries. Under normal market conditions, we will invest at least 80% of the value of our total assets in equity and equity-linked securities issued by the C1 Thirty companies. We may be further concentrated in the digital asset services and technology industry because under our non-principal strategy, we may invest in (i) U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet our investment criteria, (ii) if and when such BDCs are organized, BDCs that invest in digital asset services and technology companies, (iii) ETFs that invest in digital asset services and technology companies and (iv) exchange-traded products (“ETPs”) that invest in physical spot Bitcoin or Ether, which are crypto assets that are not registered as securities. ETFs in which we may invest are registered as investment companies under the Investment Company Act and their shares are registered under the Securities Act and listed for trading on a national securities exchange, and ETPs in which we may invest are not registered as investment companies under the Investment Company Act but their shares are registered under the Securities Act and listed for trading on a national securities exchange. To the extent we invest in BDCs, ETFs or ETPs, we will factor in the holdings of such BDCs, ETFs or ETPs when determining the concentration of the Company’s investments. While we believe this investment strategy could best achieve our investment objective, as we have indicated, we will be particularly exposed to the risks attendant to investments in companies within this industry. An economic upturn and positive market movement for companies within this industry, could produce outsized returns for us, as well as other investors in these companies. A significant downturn, however, and adverse market movement could result in material losses for all such companies and investors in them. In any such case, because of our concentration, the effect on our overall financial condition could be significant. Our ability to mitigate these risks may be impaired by our policy not to invest derivatives and other hedging instruments.
Election not to invest in subsequent financing rounds
Following an initial investment, the issuers that we invest in may give us the opportunity to make additional investments in subsequent financing rounds.
We may elect not to invest in subsequent financing rounds. We have the discretion to invest in subsequent financing rounds, subject to the amount of capital resources available to us relative to the amount of capital desired by the issuers that we invest in, the prospects of such a subsequent financing round, and the requirements of applicable law. Our decision to refrain from investing in subsequent financing rounds may, in some circumstances, jeopardize the continued viability of the issuers that we invest in and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if our capital resources exceeds the amount of capital desired by the issuers that we invest in, we may elect not to invest in subsequent financing rounds because we may not want to increase our concentration of risk, we prefer other opportunities, or the investment may not be consistent with the requirements of applicable law. We do not expect that the Company would be required to invest in a subsequent financing round with respect to any securities that it holds, and the Company will not enter into any commitment that would obligate it to invest in a subsequent financing round.
In addition, we may be unable to invest in subsequent financing rounds in the issuers we invest in that have conducted an IPO as a result of regulatory or financial restrictions.
Litigation and regulatory investigations
The Adviser and its affiliates, from time to time, may be named as defendants in civil proceedings. Litigation or threats of litigation consume time and resources and jeopardize the successful closing of transactions. Moreover, the outcome of such proceedings may materially adversely affect the value of portfolio positions, may be impossible to predict, and may continue unresolved for long periods of time. The expense of prosecuting claims, for which there is no guarantee of success, and/or the expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by us and would reduce net assets.
As an investment adviser, the Adviser expects to have interactions with and inquiries from regulators from time to time, including but not limited to matters related to us, the Adviser and its affiliates.
Risks Associated with Our Investments
Risks associated with investments in private companies.
We will invest principally in private digital asset services and technology companies that have limited resources and operating histories. Such investments involve a number of significant risks, including the following:
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these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings, possibly at discounted valuations, in which we could be substantially diluted if we do not or cannot participate, bankruptcy or liquidation and the reduction or loss of our equity investment;

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they typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

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they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

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because they are privately owned, there is generally little publicly available information about these businesses; therefore, although the Adviser will perform due diligence investigations on these companies, their operations and their prospects, the Adviser may not learn all of the material information we need to know regarding these businesses and, in the case of investments we acquire on private secondary transactions, the Adviser may be unable to obtain financial or other information regarding the companies with respect to which we invest. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable;

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they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; and

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such private companies frequently have much more complex capital structures than public companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior or pari passu preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that the Investment Committee members have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our net asset value and results of operations.

A portfolio company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize our equity investment in such portfolio company. We may incur expenses to the extent necessary to seek recovery of our equity investment or to negotiate new terms with a financially distressed portfolio company. To the extent we incur such expenses, the common shareholders ultimately will bear the cost of those expenses.
Investments in private companies involve different and additional risks than the risks associated with investments in public companies.
Investments in private companies involve a high degree of risk, which can result in substantial losses. There is generally no publicly available information about the operating results and financial condition of private companies, and the Company relies significantly on the diligence of its service providers and agents to obtain information in connection with investment decisions in private companies. If the Company is unable to identify all material information about these private companies, the Company may fail to receive the expected return on investment, or lose some or all of the money invested in private companies. In addition, the private companies that the Company will invest in will usually have shorter operating histories and less experienced management than publicly traded competitors, which may adversely affect the return on, or the recovery of, investments in such businesses.
Additionally, private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our investment. Private companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.
The securities of our portfolio companies are generally illiquid.
The securities of our portfolio companies are generally illiquid, and the inability of these portfolio companies to complete an IPO or consummate another liquidity event within our targeted time frame for that investment will extend the holding period of our investments, may adversely affect the value of these investments, and will delay the distribution of gains, if any. The IPO market is, by its very nature, unpredictable. A lack of IPO opportunities for privately held emerging companies could lead to companies staying longer in our portfolio as private entities still requiring funding. This situation may adversely affect the amount of available venture capital funding to companies that cannot complete an IPO. Such stagnation could dampen returns or could lead to unrealized depreciation and realized losses as some companies run short of cash and have to accept lower valuations in private fundings or are not able to access additional capital at all. A lack of IPO opportunities for privately held emerging companies may also cause some venture capital firms to change their strategies, leading some of them to reduce funding of their portfolio companies and making it more difficult for such companies to access capital. This might result in unrealized depreciation and realized losses in such companies by other investment funds, like us, who are co-investors in such companies.

There can be no assurance that we will be able to achieve our targeted return on our portfolio company investments if, as and when they go public.
The equity securities we acquire in a portfolio company are generally subject to contractual transfer limitations imposed on the portfolio company’s stockholders as well as other contractual obligations, such as rights of first refusal and co-sale rights. These obligations generally expire only upon an IPO by the portfolio company or the occurrence of another liquidity/exit event. As a result, prior to an IPO or other liquidity/exit event, our ability to liquidate our private portfolio company positions may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities if we are unable to find buyers acceptable to our portfolio companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their co-sale rights to participate in the sale, thereby reducing the number of shares available to sell by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.
If the portfolio companies in which we invest do not perform as planned, they may be unable to successfully complete an IPO or consummate another liquidity event within our targeted time frame, or they may decide to abandon their plans for an IPO. In such cases, we will likely exceed our targeted holding period and the value of these investments may decline substantially if an IPO or other exit is no longer viable. We may also be forced to take other steps to exit these investments.
The illiquidity of our portfolio company investments, including those that are quoted on the trading platforms of private secondary marketplaces, may make it difficult for us to sell such investments should the need arise. Also, if we were required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion of our portfolio may be invested in such illiquid securities at all times.
In addition, even if a portfolio company completes an IPO, we will typically not be able to sell our position until any applicable post-IPO lockup restriction expires. As a result of lockup restrictions, the market price of securities that we hold may decline substantially before we are able to sell them following an IPO. There is also no assurance that a meaningful trading market will develop for our publicly traded portfolio companies following an IPO to allow us to liquidate our position when we desire.
We will face risks associated with acquiring securities of C1 Thirty companies through (i) purchases on private secondary marketplaces, (ii) purchases in one-off private transactions, and (iii) direct purchases in private offerings.
We will acquire securities of C1 Thirty companies through three principal channels: (i) purchases on private secondary marketplaces, (ii) purchases in one-off private transactions, and (iii) direct purchases in private offerings. Acquiring securities through these channels subjects us to risks. For example, our ability to find desired investments and to achieve liquidity depends principally on how active private secondary markets are and whether we could obtain reasonable prices for our investments, as further described in the risk factor entitled “Risks related to investing in securities quoted on private secondary marketplaces” below. In addition, with respect to purchases of securities pursuant to purchase agreements that we will enter into for transactions identified through ATSs or one-off private transactions with eligible securityholders, we may be subject to the risk that we may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that we will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that we seek to acquire pursuant to the purchase agreement. While we expect that we will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take us longer than two weeks to obtain the requested approval or waiver. We will structure our purchase agreements for the acquisition of securities issued by C1 Thirty companies to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 30 days from the date of the execution. The purchase agreements will provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 30 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Company receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement.
With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, we conclude that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors of our Common Shares should understand that our conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in us misstating the value of our assets.
In addition, for purchases that we identify through ATSs and for some purchases conducted directly with eligible securityholders, we may be required to pay an additional fee. For transactions identified through an ATS, the fee typically ranges from 1% to 5% of the transaction value. For transactions conducted directly with eligible securityholders where a broker-dealer matches us with the eligible securityholder, the fee to the broker-dealer typically ranges from 2% to 5%. We will account for these fees as a part of the total cost being paid by the Company to acquire the particular securities. If the value of the acquired securities does not exceed our total acquisition cost of the acquired securities, we will realize a loss on this investment when the securities are eventually sold. If the transaction does not settle for reasons such as the issuer exercises its ROFR or if the seller breaches its obligation to sell the securities, we will not incur these fees.
Risks related to investing in securities quoted on private secondary marketplaces.
To acquire investments for our portfolio and to obtain liquidity for these investments, we will utilize private secondary marketplaces that are registered as broker-dealers under Section 15 of the Securities Exchange Act and operated as ATSs in accordance with the requirements of Regulation ATS under the Securities Exchange Act.
Our ability to find desired investments and to achieve liquidity depends principally on how active these markets are and whether we could obtain reasonable prices for our investments. There can be no assurance that the portfolio companies with respect to which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for us to realize full value on our investment. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of a portfolio company, and may overstate a portfolio company’s actual value, which may cause us to realize future capital losses on our investment in that portfolio company.
Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks, which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Company as an access vehicle for investment in private shares. Private companies may also seek to limit secondary trading in their stock, such as through contractual transfer restrictions (such as ROFRs), and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.

Purchasing securities that are quoted on private secondary marketplaces also subjects us to the risk that we may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. In addition, for completed transactions involving private secondary marketplaces, we will incur private secondary marketplace fees that we will account for as a part of the total cost being paid by us to acquire the particular securities. These risks are described in the risk factor immediately prior to this risk factor, on page 23.
The Company is subject to counterparty risk in connection with one-off private transactions with eligible securityholders.
When acquiring shares in private transactions with eligible securityholders of the C1 Thirty companies, the Company will be subject to counterparty risk. Because transactions with such securityholders are not cleared through a central counterparty, the Company is subject to the risk that a securityholder is unable or unwilling to perform required contractual obligations. Private companies may seek to limit private transfers of their securities, such as through contractual transfer restrictions (such as ROFRs). If the securities purchased by the Company are subject to such restrictions, or if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Company may not to be able to secure the securities that the Company sought to acquire, or the Company may face significant delays in obtaining such securities. There can be no assurance that a counterparty will not default.
We may not realize gains from our equity investments.
We invest principally in the equity and equity-linked securities issued by up to 30 companies that our Adviser believes are among the 30 leading private digital asset services and technology companies. However, the equity interests we acquire may not appreciate in value and, in fact, may decline in value.
In addition, the private company securities we acquire may be subject to drag-along rights, which could permit other stockholders, under certain circumstances, to force us to liquidate our position in a subject company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our portfolio companies from realizing liquidity events and impede our exit from these investments. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our equity investments unless and until the portfolio companies in which we invest become publicly traded. In addition, the portfolio companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on our investment.
The lack of liquidity in, and potentially extended holding period of many of our investments may adversely affect our business and will delay any distributions of gains, if any.
Our investments will generally not be in publicly traded securities. Although we expect that some of our equity investments will trade on private secondary marketplaces, certain of the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, we can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any portfolio company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are quoted on private secondary marketplaces, will make it difficult for us to sell such investments if the need arises. Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.
In addition, because we generally invest in equity and equity-linked securities, with respect to the majority of our portfolio companies, we do not expect regular realization events, if any, to occur in the near term. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur.
We will not hold controlling equity interests in our portfolio companies.
We will not take controlling equity positions in our portfolio companies. As a result, we will be subject to the risk that a portfolio company may make business decisions with which we disagree, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to our interests. In addition, other stockholders, such as venture capital and private equity sponsors, that have substantial investments in our portfolio companies may have interests that differ from that of the portfolio company or its minority stockholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the portfolio company. Due to the lack of liquidity for the equity and equity-linked investments that we will typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company or its substantial stockholders, and may therefore suffer a decrease in the value of our investments.
Investments in rights, warrants, convertible securities and equity-linked securities subject the Company to additional risks.
Investments in rights, warrants, convertible securities and equity-linked securities may subject the Company to similar risks as those associated with investments in capital stock as well as additional risks associated with investments in derivative securities. The trading price of rights, warrants, convertible securities and equity-linked securities may not equal the underlying value of the equity to which they are linked. Rights, warrants and convertible securities grant their holders the option to acquire the underlying equity securities. Unlike capital stock, they do not confer dividend or voting rights with respect to the underlying equity securities. While the value of rights, warrants and convertible securities is based on the value of the underlying equity securities, the value of a right, warrant or convertible security may not move in tandem with the underlying equity security and may expire worthless. Because equity-linked securities are sometimes issued by a third party other than the issuer of the underlying equity security, the Company is subject to risks if the underlying equity security, reference rate or index underperforms, or if the issuer defaults on the payments at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Company to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Company’s portfolio.
Reliance on portfolio company management
The day-to-day operations of the portfolio companies in which we will invest will be the responsibility of such portfolio company’s management team. We do not intend to seek representation on the board of directors of portfolio companies or otherwise provide management or strategic planning assistance, and will not have an active role in the day-to-day management of the companies in which we invest. Although the Adviser will be responsible for monitoring the performance of each investment, there can be no assurance that the existing management team, or any successor, will be able to operate the company successfully, or in a way that is consistent with our investment objective. To the extent that the senior management of a portfolio company performs poorly, or if a key manager of a portfolio company terminates employment, our investment in such company could be adversely affected. There are many challenges faced by leaders of emerging private companies, including resignations or dismissals of senior executive officers and other top managers, disputes among investors and board members, regulatory hurdles, bad press, allegedly unethical or illegal business practices, competition from larger companies with better resources and experience, and management complicity in discrimination and hostile workplace environments on account of race or gender. Our returns will depend in large part on the performance of these unrelated individuals and could be substantially adversely affected by the unfavorable performance of a small number of such individuals.
In addition, we will generally participate in the capital structure of the portfolio companies on the basis of financial projections for such portfolio companies. Projected operating results will normally be based in part on the judgment of the management of the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. In circumstances in which the Adviser relies on information from corporate management, the Company may be subject to the risk of dysfunctional or fraudulent management and/or accounting irregularities.
Limited information
Only limited information may be made available to us regarding our investments in potential portfolio companies. There generally will be little or no publicly available information regarding the status and prospects of the portfolio company. Investment decisions may depend on the Adviser’s ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify. There is a risk that: (i) there are facts or circumstances pertaining to a portfolio company that the public (including us and the Adviser) are not aware of; and (ii) publicly available information concerning the a portfolio company upon which the Adviser relies may prove to be inaccurate, and, as a result of (i) or (ii), the investor may suffer a partial or complete loss on its investment.
No guarantee of future access to information
Each portfolio company is under no obligation to furnish, or may generally resist providing, information to us with respect to any securities of the portfolio company, and we may waive or have contractual limitations with respect to such securities. Exercise and use of any information rights with respect to the portfolio company shall be at our sole discretion.
Contingent liabilities
We will invest a substantial portion of our assets in private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of distributions previously made to us.
Difficulty of asset valuations or appraisals
We hold investments that are not listed on any stock exchange and/or which may be illiquid without a readily independent market valuation. We are required to fair value such investments and expect to conduct our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines is necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, we will ultimately be responsible for the valuation of such assets notwithstanding the assistance from an independent third party provider.
Risks Associated with Investments in BDCs, ETFs and ETPs
The Company may invest, as a non-principal investment strategy, in BDCs, ETFs and ETPs. An investment in a BDC, ETF or ETP generally presents the same principal risks as an investment in a mutual fund that has the same investment objectives, strategies, and policies. The price of a BDC, ETF or ETP can fluctuate up or down, and the Company could lose money investing in a BDC, ETF or ETP if the prices of the securities owned by them decrease. In addition, BDCs, ETFs and ETPs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of a BDC’s, ETF’s or ETP’s shares may trade above or below their NAV; (ii) an active trading market for a BDC’s, ETF’s or ETP’s shares may not develop or be maintained; or (iii) if a BDC’s, ETF’s or ETP’s shares are listed on an exchange, trading of such shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or by the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) that halt stock trading generally. Further, the BDCs, ETFs and ETPs in which we may invest are not subject to the Company’s investment policies and restrictions. The Company will generally receive information regarding the portfolio holdings of BDCs, ETFs and ETPs only when that information is made available to the public. The Company cannot dictate how the BDCs, ETFs and ETPs invest their assets. The BDCs, ETFs and ETPs may invest their assets in securities and other instruments and may use investment techniques and strategies that are not described in this prospectus. Notably, unlike the Company, ETPs may invest directly in physical spot digital assets or crypto assets and therefore they are directly subject to the risks associated with investments digital assets or crypto assets. Common stockholders will bear two layers of fees and expenses with respect to the Company’s investments in BDCs, ETFs and ETPs because each of the Company and the BDCs, ETFs and ETPs will charge fees and incur separate expenses.
Risks Associated with the Digital Asset Industry
Because we intend to invest in digital asset services and technology companies, we expect the operations of such companies to be subject to risks associated with investments in this industry.
We intend to invest in digital asset services and technology companies. Investments in these businesses involve special risks, including the following risks, among others, any of which could be detrimental to the value of businesses in which we invest and consequently the value of our shares.
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Digital assets have been, and may be, used by bad actors to execute black market transactions, commit fraud, launder funds, evade taxes or economic sanctions, finance terrorism and other illegal activities, which could negatively impact the reputation and business of the companies in which we invest.

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Digital asset markets, trading platforms and related services are experiencing rapid technological developments and growth. However, they may decline in popularity, or even face obsolescence, due to slowing usage or acceptance of digital assets and unexpected technical or business incompatibilities between currencies and related trading services.

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The digital asset trading industry is rapidly evolving and has experienced significant uncertainty and volatility due to numerous factors (including the risks set forth in this risk factor). We expect our portfolio companies will face significant competition, uncertainty and volatility as digital asset trading businesses continue to evolve, which could have a material adverse effect on our business. For example, a security breach or another incident that affects a particular digital asset such as Bitcoin or Ether may affect the digital asset industry as a whole, thereby impacting our business. As a result, future negative developments may reduce the value of the private digital asset services and technology companies in which we intend to invest and as a result our investments in such companies may be over-valued.

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Due to unfamiliarity and negative publicity surrounding the digital asset industry and digital asset trading platforms (including the quality, security and reliability of technologies employed by these platforms), existing and potential customers may lose confidence in the businesses in which we invest.

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Digital asset trading platforms may be subject to disputes and claims from customers who incur losses related to the use of such platforms, which could adversely affect the value of our investments in such platforms.

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We may invest in companies that rely on the functionality of certain “smart contract-based” digital assets. If the underlying smart contracts for digital assets do not operate as expected, they could lose value and our investments could be adversely affected.

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The companies in which we invest may be required to make significant capital and other investments in their businesses and may not be able to do so based on their operations and financial condition or at a level to remain competitive with competitors that have greater financial resources.

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The companies in which we invest may be subject to stringent security requirements that impose substantial costs and could be the target of attacks or security breaches, which could have a material adverse effect on their businesses and the value of our investments.

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U.S. and foreign governments and/or agencies may introduce increasingly complex and stringent laws, regulations and policies, which could have a material adverse effect on the companies in which we invest.

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The uncertainty surrounding the adoption and implementation of new rules and regulations in the U.S. and foreign countries may lead to increased market volatility, including significant declines in asset value of any given digital asset and the digital asset industry as a whole.

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Several governments and agencies, including the U.S. Federal Reserve Bank (the “Federal Reserve”), are evaluating, have announced or are preliminarily implementing central bank digital “fiat” currencies which may be fully technically compatible. Thus, central bank digital “fiat” currencies may adversely affect our investments by reducing the market viability of the services provided by the companies in which we invest.

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Increased environmental concerns about specific digital asset mining technologies and related political actions impacting mining capabilities taken by the U.S. or foreign governments may have a material adverse effect on the business of companies in which we invest.

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Future developments regarding the treatment of digital assets for U.S. federal income and/or foreign tax purposes could adversely impact the business of companies in which we invest.

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The companies in which we invest may be subject to complex financial accounting rules, and there is limited guidance from accounting standard setting bodies. If financial accounting standards undergo significant changes, the operating results of companies in which we invest could be adversely affected.

Any of the foregoing factors could have an adverse impact on the operations, and the value of the shares, of our portfolio companies which in turn could have a corresponding adverse effect on the value of our shares and could cause you to lose all or substantially all of the value of your investment in us.
Recent developments in the digital asset economy have led to extreme volatility and disruption in digital asset markets, a loss of confidence in participants of the digital asset ecosystem, significant negative publicity surrounding digital assets broadly and market-wide declines in liquidity.
Digital asset prices fluctuate widely. This has led to volatility and disruption in the digital asset services and technology industry and financial difficulties for several prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms. For example, in 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy. Developments like these have resulted in a loss of confidence in participants in the digital asset services and technology industry, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.
Also in 2022, FTX, one of the largest digital asset trading platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned and FTX and several affiliates of FTX filed for bankruptcy. The U.S. Department of Justice (“DOJ”) subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others. In November 2023, FTX’s former CEO was convicted of fraud and money laundering. Similar charges related to violations of anti-money laundering laws were brought in November 2023 against Binance and its former CEO. FTX is also under investigation by the SEC, the DOJ and the Commodity Futures Trading Commission (“CFTC”), as well as by various regulatory authorities in the Bahamas, Europe and other jurisdictions. In response to these events, the digital asset markets have experienced extreme price volatility and declines in liquidity. In addition, several other entities in the digital asset industry have filed for bankruptcy since FTX’s bankruptcy filing, such as BlockFi Inc., Terraform Labs Pte. Ltd. and Genesis Global Capital, LLC, a subsidiary of Genesis Global Holdco, LLC.
These events have led to a substantial increase in regulatory and enforcement scrutiny of the industry as a whole and of digital asset trading platforms in particular, including from the DOJ, the SEC, the CFTC, the White House and Congress. For example, in June 2023, the SEC brought charges against Binance and
Coinbase, two of the largest digital asset trading platforms, alleging that Binance and Coinbase offered and sold certain crypto assets as the subject of investment contracts. Binance subsequently announced that it would be suspending United States dollar (“USD”) deposits and withdrawals on Binance and that it planned to delist its USD trading pairs. In addition, in November 2023, the SEC brought similar charges against Kraken alleging that it offered and sold certain crypto assets as the subject of investment contracts. The actions against prominent figures in the digital asset services and technology industry, such as those against Binance, Coinbase and Kraken, have led, and may in the future lead, to further volatility in digital asset prices and in the industry more broadly.
These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to us or the digital asset industry as a whole. These events also have also led to significant negative publicity around digital asset market participants. Continued disruption and instability in the digital asset markets as these events develop could have a material adverse effect on the operations, and the value of the shares, of our portfolio companies which in turn could have a corresponding adverse effect on the value of our shares and could cause you to lose all or substantially all of the value of your investment in us.
To the extent that we invest in ETPs that hold Bitcoin or Ether, the financial return on these products will relate directly to the value of their digital assets, and the value of such digital assets may be highly volatile and subject to fluctuations due to a number of factors. Therefore, valuation of the ETPs in which the Company invests in will be materially adversely affected by the manifestation of these risks all of the risks described below.
While we will not invest directly in any digital assets, we may from time to time, as a non-principal investment strategy, invest in ETPs that invest in physical spot Bitcoin or Ether. The value of these ETPs relates directly to the value of the digital assets they hold, and fluctuations in the price of such digital assets could adversely affect the value of our investments and overall value of our investment portfolio. The market price of Bitcoin and Ether may be highly volatile, and subject to a number of factors, including:
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an increase in the global supply of Bitcoin and/or other digital assets;

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manipulative trading activity on digital asset trading platforms, which platforms, in many cases, may be operating out of compliance with regulation;

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the adoption of digital assets as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of open-source software protocols on which digital assets rely;

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forks in the blockchains used by digital assets;

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investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or digital assets, and digital asset trading platform rates;

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consumer preferences and perceptions of Bitcoin specifically and digital assets generally;

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fiat currency withdrawal and deposit policies on digital asset trading platforms;

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the liquidity of digital asset markets and any increase or decrease in trading volume on digital asset markets;

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investment and trading activities of large investors that invest directly or indirectly in Bitcoin, Ether or other digital assets;

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a “short squeeze” resulting from speculation on the price of Bitcoin, Ether or other digital assets, if aggregate short exposure exceeds the number of shares of the digital asset fund available for purchase;

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an active derivatives market for Bitcoin or Ether specifically or for digital assets generally;

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a determination that Bitcoin, Ether or other digital assets are, in fact, securities or changes in their status under the federal securities laws, or that such digital assets could be offered and sold as the subject of investment contracts, and thus be subject to regulation under applicable federal securities laws;

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monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of digital assets as a form of payment or the purchase of digital assets on the digital asset markets;

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global or regional political, economic or financial conditions, events and situations, such as the novel coronavirus outbreak;

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fees associated with processing digital asset transactions and the speed at which digital asset transactions are settled;

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interruptions in service from or closures or failures of major digital asset trading platforms;

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decreased confidence in digital asset trading platforms due to the platform operating out of compliance with regulation;

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increased competition from other forms of digital assets or payment services; and

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the value of digital assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in digital assets generally may not be based on fundamental analysis.

In addition, there is no assurance that Bitcoin or Ether will maintain their value in the long or intermediate term. In the event that the price of Bitcoin or Ether decline, the value of ETPs in which we may invest will likely decline.
Although digital assets, such as Bitcoin and Ether, are often referred to as “cryptocurrencies,” they are not widely accepted as a means of payment. The offer and sale of such digital assets, and/or the digital assets themselves, may be required to be registered under the federal securities laws. The value of Bitcoin, Ether and other digital assets may also be subject to momentum pricing due to speculation regarding future appreciation in value, leading to greater volatility that could adversely affect the value of our shares. Momentum pricing typically is associated with growth stocks and other assets whose valuation, as determined by the investing public, accounts for future appreciation in value, if any. We believe that momentum pricing of digital assets has increased the volatility of the price of digital assets. As a result, digital asset may be more likely to fluctuate in value due to changing investor confidence, which could impact future appreciation or depreciation of the digital asset service and technology companies in which we may invest and consequently the value of our shares and your investment in us.
Because digital asset trading platforms may be operating out of compliance with regulation, our portfolio companies may experience fraud, market manipulation, business failures, security failures or operational problems, which may adversely affect the value of our investments in them.
We may invest in companies that provide services to, or rely on, or integrate with electronic marketplaces where trading platform participants may trade, buy and sell digital assets. The largest digital asset trading platforms are online and typically trade on a 24-hour basis, publishing transaction price and volume data. Digital asset trading platforms are relatively new and may be operating out of compliance with regulation. While many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices and regulatory compliance, many other digital asset trading platforms do not provide this information. Furthermore, while digital asset trading platforms are and may continue to be subject to federal and state licensing requirements in the United States, digital asset trading platforms do not currently appear to be subject to regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms.
Many digital asset trading platforms may be operating out of compliance with regulation, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions and may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading activity on or reported by regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Any actual or perceived false trading in the market, and any other fraudulent or manipulative acts and practices, could adversely affect the market perception and value of digital assets, which could in turn adversely impact the value of our shares.

The SEC has also identified possible sources of fraud and manipulation in the digital asset markets generally, including, among others (1) “wash-trading”; (2) persons with a dominant position in Bitcoin manipulating Bitcoin pricing; (3) hacking of the Bitcoin network and trading platforms; (4) malicious control of the Bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in Bitcoin, new sources of demand for Bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported “stablecoins,” including Tether; and (7) fraud and manipulation at digital asset markets. The use or presence of such acts and practices in the digital asset markets could, for example, falsely inflate the volume of Bitcoin present in the digital asset markets or cause distortions in the price of Bitcoin, among other things that could adversely affect the companies in which we invest. Moreover, tools to detect and deter fraudulent or manipulative trading activities, such as market manipulation, front-running of trades, and wash-trading, may not be available to or employed by digital asset markets, or may not exist at all. Many digital asset markets also lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent “flash crashes,” such as limit-down circuit breakers. As a result, the prices of digital assets on such markets may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges.
In addition, over the past several years, some digital asset trading platforms have been closed, been subject to criminal and civil litigation and have entered into bankruptcy proceedings due to fraud and manipulative activity, business failure and/or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.
Negative perception, a lack of stability and standardized regulation in the digital asset markets and/or the closure or temporary shutdown of digital asset trading platforms due to fraud, business failure, security breaches or government mandated regulation, and associated losses by customers, may reduce confidence in and diminish the value of the digital asset service and technology companies in which we invest. These potential consequences of such a digital asset trading platform’s failure could adversely affect the value of our assets and consequently our shares.
We may invest in companies that hold, rely on, or provide services and technology related to stablecoins, and the value of such portfolio companies may be impacted by the activities of stablecoin issuers and their regulatory treatment.
While the Company will not directly invest in stablecoins, the companies in which we invest may hold, rely on, or provide services and technology related to stablecoins. As a result, we may be exposed to these and other risks that stablecoins pose for the digital asset market, generally, and digital asset services and technology companies, specifically. Stablecoins are digital assets designed to have a stable value over time as compared to typically volatile digital assets, and are typically marketed as being pegged to a fiat currency, such as the U.S. dollar, at a certain value. Although the prices of stablecoins are intended to be stable, in many cases their prices fluctuate, sometimes significantly. This volatility has in the past impacted the prices of certain digital assets, and has at times caused certain stablecoins to lose their “peg” to the underlying fiat currency. Stablecoins are a relatively new phenomenon, and it is impossible to know all of the risks that they could pose to participants in the digital asset markets. For instance, stablecoins are reliant on the U.S. banking system and U.S. treasuries, and the failure of either to function normally could impede the function of stablecoins or lead to outsized redemption requests, and therefore could adversely affect the value of our investments in companies exposed to stablecoins and consequently the value of our shares.
Some stablecoins have been asserted to be securities under the federal securities laws. For example, in 2023, the SEC alleged that certain stablecoins, such as BUSD and USDT, have been offered and sold as the subject of investment contracts, and therefore subject to regulation as a security under applicable federal securities laws. A determination that a popular stablecoin is a security could lead to outsized redemption requests, and therefore could adversely affect the broader value of the Shares.

Given the role that stablecoins play in global digital asset markets, their fundamental liquidity can have a dramatic impact on the broader digital asset market, including the companies in which we intend to invest. Because a large portion of the digital asset market still depends on stablecoins such as Tether and USDC, there is a risk that a disorderly de-pegging or a run on Tether or USDC could lead to dramatic market volatility in, and/or materially and adversely affect the prices of, digital assets more broadly, which could materially and adversely affect the value of the companies in which we intend to invest.
Volatility in stablecoins, operational issues with stablecoins (for example, technical issues that prevent settlement), concerns about the sufficiency of any reserves that support stablecoins, or regulatory concerns about stablecoin issuers or intermediaries could adversely affect the price of digital assets and the value of digital asset companies in which we invest and in turn the value of our shares.
The future development and growth of the digital asset industry is subject to a variety of factors that are difficult to predict and evaluate. If the digital asset industry does not grow as we expect, the value our investments in digital asset companies, and in turn of your shares in us, could be adversely affected.
Digital assets built on blockchain technology were only recently introduced and remain in the early stages of development. In addition, different digital assets are designed for different purposes. Bitcoin, for instance, was designed to serve as a peer-to-peer electronic cash system, while Ethereum was designed to be a smart contract and decentralized application platform. Many other digital asset networks — ranging from cloud computing to tokenized securities networks — have only recently been established. The further growth and development of any digital assets and their underlying networks and other cryptographic and algorithmic protocols governing the creation, transfer, and usage of digital assets represent a new and evolving paradigm that is subject to a variety of factors that are difficult to evaluate, including:
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many digital asset networks have limited operating histories, have not been validated in production, and are still in the process of developing and making significant decisions that will affect the design, supply, issuance, functionality, and governance of their respective digital assets and underlying blockchain networks, any of which could adversely affect their respective digital assets;

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many digital asset networks are in the process of implementing software upgrades and other changes to their protocols, which could introduce bugs, security risks, or adversely affect the respective digital asset networks;

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several large networks, including Bitcoin and Ethereum, are developing new features to address fundamental speed, scalability, and energy usage issues. If these issues are not successfully addressed, or are unable to receive widespread adoption, it could adversely affect the underlying digital assets;

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security issues, bugs, and software errors have been identified with many digital assets and their underlying blockchain networks, some of which have been exploited by malicious actors. There are also inherent security weaknesses in some digital assets, such as when creators of certain digital asset networks use procedures that could allow hackers to counterfeit tokens. Any weaknesses identified with a digital asset could adversely affect its price, security, liquidity, and adoption. If a malicious actor or botnet (a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains a majority of the compute or staking power on a digital asset network, as has happened in the past, it may be able to manipulate transactions, which could cause financial losses to holders, damage the network’s reputation and security, and adversely affect its value;

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the development of new technologies for mining, such as improved application-specific integrated circuits (commonly referred to as ASICs), or changes in industry patterns, such as the consolidation of mining power in a small number of large mining farms, could reduce the security of blockchain networks, lead to increased liquid supply of digital assets, and reduce a digital asset’s price and attractiveness;

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if rewards and transaction fees for miners or validators on any particular digital network are not sufficiently high to attract and retain miners, a digital asset network’s security and speed may be adversely affected, increasing the likelihood of a malicious attack;

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many digital assets have concentrated ownership or an “admin key,” allowing a small group of holders to have significant unilateral control and influence over key decisions related to their digital asset networks, such as governance decisions and protocol changes, as well as the market price of such digital assets;

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the governance of many decentralized blockchain networks is by voluntary consensus and open competition, and many developers are not directly compensated for their contributions. As a result, there may be a lack of consensus or clarity on the governance of any particular digital asset network, a lack of incentives for developers to maintain or develop the network, and other unforeseen issues, any of which could result in unexpected or undesirable errors, bugs, or changes, or stymie such network’s utility and ability to respond to challenges and grow; and

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many digital asset networks are in the early stages of developing partnerships and collaborations, all of which may not succeed and adversely affect the usability and adoption of the respective digital assets.

Various other technical issues have also been uncovered from time to time that resulted in disabled functionalities, exposure of certain users’ personal information, theft of users’ assets, and other negative consequences, and which required resolution with the attention and efforts of their global miner, user, and development communities. If any such risks or other risks materialize, and in particular if they are not resolved, the development and growth of the digital asset industry may be significantly affected, and, as a result, the business, operating results, and financial condition and value of the digital asset companies in which we invest could be adversely affected, resulting in a decrease in the value of our shares and your investment in us.
There are many public, permissionless blockchains that can vary by, among other things, technical design, consensus mechanism, decentralization, security, scalability, the use cases and applications supported. The use of public, permissionless blockchains is novel, untested and may contain inherent flaws or limitations.
Blockchain is an emerging technology that offers new capabilities which are not fully proven in use. The term “blockchain” refers to a peer-to-peer distributed ledger that is secured using cryptography. A distributed ledger is a shared electronic database where information is recorded and stored across multiple computers; a blockchain is one type of distributed ledger. A blockchain may be open and permissionless or private and permissioned. The Bitcoin and Ethereum blockchains are examples of open, public, permissionless blockchains. Blockchain derives its name from the way it stores transaction data in “blocks” that are linked together to form a chain. As the number of transactions grows, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network, which is, with respect to public blockchains, governed by rules agreed on by the network participants.
There are many public, permissionless blockchains that can vary by, among other things, technical design, consensus mechanism, decentralization, security, scalability, the use cases and applications supported. For example, there are numerous differences between the Bitcoin blockchain and Ethereum blockchain set forth in the table below:
Bitcoin	Ethereum
• Designed as a way to carry out relatively simple digital payments; however, Bitcoin is not widely accepted as a means of payment.	• Designed as a network that supports a complex financial ecosystem; however, Ethereum is not widely accepted as a means of payment.
• Cannot support smart contracts.	• Can support smart contracts, software programs that execute automatically when certain conditions are met.
• Fixed Supply: New issuance of Bitcoin is halved about every four years, with total Bitcoin supply capped at 21 million coins.	• Dynamic supply: The supply of Ether is dynamic, and Ether’s supply can shrink or grow depending on several variables, such as the usage of the Ethereum blockchain.

Bitcoin	Ethereum
• Stability: It is relatively difficult to change Bitcoin’s code, reinforcing its value proposition as an alternative monetary instrument rather than a constantly evolving technology platform.	• Evolving: Ethereum has the largest blockchain developer community focused on building applications and making technical improvements to the protocol to support the next generation of applications.
The differences between the Bitcoin blockchain and Ethereum blockchain is exemplary of the many differences among the vast number of public, permissionless blockchains, and underscores that blockchain technology is currently novel, untested and may contain inherent flaws or limitations. In most cases, software used by digital asset issuing entities will be in an early development stage and still unproven. As with other novel software products, the computer code underpinning blockchains may contain errors, or function in unexpected ways. Therefore, there are unknown risks associated with blockchain technology, and therefore, investing in digital assets, even indirectly, is subject to increased risk compared to traditional investments. Known risks associated with blockchain technology include:
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a blockchain may be vulnerable to attacks to the extent that, in terms of a proof-of-work blockchain, a “miner” or group of “miners” possesses more than 50% of the blockchain’s “hashing” power or that, in terms of a proof-of-stake blockchain, there is concentration in the ownership and/or staking of the blockchain’s native crypto asset;

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proposed changes to a blockchain’s protocol may not be adopted by a sufficient number of users and validators or users and miners, respectively, which may result in competing blockchains with different native crypto assets and sets of participants (also known as a “fork”);

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that a blockchain’s protocol, including the code of any smart contracts running on the blockchain, may contain flaws that can be exploited by attackers;

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that these blockchains have historically faced scalability challenges as they seek to increase their number of users. A greater number of users increases the number of “nodes” that are involved in the processing and maintenance of particular blockchain, and an increase in nodes decreases the network’s efficiency in processing transactions and may result in slowness of transaction processing and finality. A greater number of users also gives rise to variability of transaction fees, and volatility of digital asset prices; and

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that the native crypto assets of these blockchains are bearer assets that can be irrevocably lost or stolen to the extent that the “private keys” securing the assets are lost or stolen.

Our portfolio companies will be subject to an extensive, highly evolving and uncertain regulatory landscape and any adverse changes to, or their failure to comply with, any laws and regulations could adversely affect their brand, reputation, business, operating results, and financial condition and the value of our investments.
The digital asset companies in which we invest are subject to extensive laws, rules, regulations, policies, orders, determinations, directives, treaties, and legal and regulatory interpretations and guidance in the markets in which they operate, which may include those governing financial services and banking, federal government contractors, trust companies, securities, derivative transactions and markets, broker-dealers and ATSs, commodities, credit, digital asset custody, exchange, and transfer, cross-border and domestic money and digital asset transmission, commercial lending, usury, foreign currency exchange, privacy, data governance, data protection, cybersecurity, fraud detection, payment services (including payment processing and settlement services), consumer protection, escheatment, antitrust and competition, bankruptcy, tax, anti-bribery, economic and trade sanctions, anti-money laundering, and counter-terrorist financing. Many of these legal and regulatory regimes were adopted prior to the advent of the internet, mobile technologies, digital assets, generative artificial intelligence (“AI”) and related technologies. As a result, some applicable laws and regulations do not contemplate or address unique issues associated with the digital asset economy, are subject to significant uncertainty, and vary widely across U.S. federal, state, and local and international jurisdictions. These legal and regulatory regimes, including the laws, rules, and regulations thereunder, evolve frequently and may be modified, interpreted, and applied in an inconsistent manner from one jurisdiction to another, and may conflict with one another. Moreover, the complexity and evolving nature of the digital asset industry and the significant uncertainty surrounding the regulation of the digital asset economy requires our portfolio companies to exercise judgment as to whether certain laws, rules, and regulations apply to their businesses, and it is possible that governmental bodies and regulators may disagree with their conclusions. To the extent our portfolio companies have not complied with such laws, rules, and regulations, they could be subject to significant fines, revocation of licenses, limitations on or temporary or permanent suspensions of their products and services, reputational harm, and other regulatory consequences, each of which may be significant and could adversely affect our each of our portfolio companies’ business, operating results, and financial condition.
Additionally, various governmental and regulatory bodies, including legislative and executive bodies, in the United States and in other countries may adopt new laws and regulations, the direction and timing of which may be influenced by changes in the governing administrations and major events in the digital asset economy.
Moreover, our portfolio companies may offer products and services whose functionality or value depends in part on our management of token transaction smart contracts, liquid staking, asset tracking, or other applications that provide novel forms of customer engagement and interaction delivered via blockchain protocols. Our portfolio companies may also offer products and services whose functionality or value depends on their ability to develop, integrate, or otherwise interact with such applications within the bounds of our legal and compliance obligations. The legal and regulatory landscape for such products, including the law governing the rights and obligations between and among smart contract developers and users and the extent to which such relationships entail regulated activity is uncertain and rapidly evolving. Our portfolio companies’ interaction with those applications, and the interaction of other blockchain users with any smart contracts or assets they may generate or control, could present legal, operational, reputational, and regulatory risks for their businesses.
Because our portfolio companies may include businesses that offer a variety of innovative products and services to customers, many of their offerings may be subject to significant regulatory uncertainty and they from time-to-time face regulatory inquiries regarding their current and planned products. For instance, our portfolio companies may facilitate or engage in transactions involving certain stablecoin digital assets. The regulatory treatment of fiat-backed stablecoins is highly uncertain and has drawn significant attention from legislative and regulatory bodies around the world. The issuance and resale of such stablecoins may implicate a variety of banking, deposit, money transmission, prepaid access and stored value, anti-money laundering, commodities, securities, sanctions, and other laws and regulations in the United States and in other jurisdictions. There are substantial uncertainties on how these requirements would apply in practice, and our portfolio companies may face substantial compliance costs to operationalize and comply with these rules. Moreover, our portfolio companies may offer products and services that incorporate digital engagement, including recommendations, incentives, notifications, educational content and relevant news. Legislators and regulators in jurisdictions in which our portfolio companies may operate have solicited comment from the public or proposed or adopted laws or regulations relating to the use of gamification, predictive analytics or other digital engagement features or practices in various products and services, including potential conflicts of interest that may arise as a result of such practices. If such laws or regulations are adopted in jurisdictions in which our portfolio companies operate and deemed to apply to the products and services they offer, our portfolio companies could be required to change the way they market their offerings and interact with existing and prospective customers or modify certain features contained within their products and services, any of which could adversely impact their business, operating results and financial condition. Certain products and services offered by our portfolio companies may be deemed to be engaged in a form of regulated activity for which licensure is required or cause certain portfolio companies to become subject to new and additional forms of regulatory oversight. Additionally, our portfolio companies may offer various staking, rewards, and lending products, all of which are subject to significant regulatory uncertainty, and could implicate a variety of laws and regulations worldwide. For example, there is regulatory uncertainty regarding the status of staking, lending, rewards, and other yield-generating activities under the U.S. federal and state securities laws. Even if our portfolio companies implement policies and procedures, including geofencing for certain products and services, designed to help monitor for and ensure compliance with existing and new laws and regulations, there can be no assurance that our portfolio companies and their employees, contractors, and agents will not violate or otherwise fail to comply with such laws and regulations. To the extent that our portfolio companies or their employees, contractors, or agents are deemed or alleged to have violated or failed to comply with any laws or regulations, including related interpretations, orders, determinations, directives, or guidance, they could be subject to a litany of civil, criminal, and administrative fines, penalties, orders and actions, including being required to suspend or terminate the offering of certain products and services. Moreover, to the extent our portfolio companies’ customers nevertheless access their platforms, products or services outside of jurisdictions where our portfolio companies have obtained required governmental licenses and authorization, they could similarly be subject to a variety of civil, criminal, and administrative fines, penalties, orders and actions as a result of such activity.
Due to their business activities, our portfolio companies may be subject to ongoing examinations, oversight, and reviews and currently are, and expect in the future, to be subject to investigations and inquiries, by U.S. federal and state regulators and foreign financial service regulators, many of which have broad discretion to audit and examine their businesses. Our portfolio companies may be periodically subject to audits and examinations by these regulatory authorities. As a result of findings from these audits and examinations, regulators have, are, and may in the future require our portfolio companies to take certain actions, including amending, updating, or revising their compliance measures from time to time, limiting the kinds of customers that they provide services to, changing, terminating, or delaying their licenses and the introduction of their existing or new product and services, and undertaking further external audit or being subject to further regulatory scrutiny, including investigations and inquiries. Our portfolio companies may receive, examination reports citing violations of rules and regulations, inadequacies in existing compliance programs, and requiring them to enhance certain practices with respect to their compliance programs, including due diligence, monitoring, training, reporting, and recordkeeping. Implementing appropriate measures to properly remediate these examination findings may require our portfolio companies to incur significant costs, and if they fail to properly remediate any of these examination findings, they could face civil litigation, significant fines, damage awards, forced removal of certain employees including members of their executive teams, barring of certain employees from participating in their businesses in whole or in part, revocation of existing licenses, limitations on existing and new products and services, reputational harm, negative impact to their existing relationships with regulators, exposure to criminal liability, or other regulatory consequences. Further, we believe increasingly strict legal and regulatory requirements and additional regulatory investigations and enforcement, any of which could occur or intensify, may continue to result in changes to our portfolio companies’ businesses, as well as increased costs, and supervision and examination for portfolio companies, their agents, and service providers. Moreover, new laws, regulations, or interpretations may result in additional litigation, regulatory investigations, and enforcement or other actions, including preventing or delaying our portfolio companies from offering certain products or services offered by their competitors or could impact how our portfolio companies offer such products and services.
Adverse changes to, or our portfolio companies’ failure to comply with, any laws and regulations, may have an adverse effect on their reputations and brands and their businesses, operating results, and financial conditions and consequently on the value of our shares.
To the extent our portfolio companies have international activities, they will be obligated to comply with the laws, rules, regulations, and policies of a variety of jurisdictions and may be subject to inquiries, investigations, and enforcement actions by U.S. and/or non-U.S. regulators and governmental authorities, including those related to sanctions, export control, and anti-money laundering.
To the extent our portfolio companies have international activities, they will be obligated to comply with the laws, rules, regulations, policies, and legal interpretations of the jurisdictions in which they operate. For instance, financial regulators outside the United States have increased their scrutiny of digital asset trading platforms over time, such as by requiring digital asset trading platforms operating in their local jurisdictions to be regulated and licensed under local laws. Moreover, laws regulating financial services, the internet, mobile technologies, digital assets, and related technologies outside of the United States are highly evolving, extensive and often impose different, more specific, or even conflicting obligations, as well as broader liability. In addition, to the extent our portfolio companies are based in the United States and have international activities, they may be required to comply with laws and regulations related to economic sanctions and export controls enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), the U.S. Department of Commerce’s Bureau of Industry and Security, and U.S. anti-money laundering and counter-terrorist financing laws and regulations, enforced by the U.S. Financial Crimes Enforcement Network (“FinCEN”) and certain state financial services regulators. U.S. sanctions and export control laws and regulations generally restrict dealings by persons subject to U.S. jurisdiction with certain jurisdictions that are the target of comprehensive embargoes, currently the Crimea Region, the Donetsk People’s Republic, and the Luhansk People’s Republic of Ukraine, Cuba, Iran, North Korea, and Syria, as well as with persons, entities, and governments identified on certain prohibited party lists. Moreover, as a result of the Russian invasion of Ukraine, the United States, the E.U., the United Kingdom, and other jurisdictions have imposed wide-ranging sanctions on Russia and Belarus and persons and entities associated with Russia and Belarus. There can be no certainty regarding whether such governments or other governments will impose additional sanctions, or other economic or military measures against Russia or Belarus. While we intend to invest in companies with robust compliance programs, there can be no guarantee that our portfolio companies’ compliance programs will prevent transactions with particular persons or addresses or prevent every potential violation of OFAC sanctions. Any present or future government inquiries of our portfolio companies relating to sanctions could result in negative consequences, including costs related to government investigations, financial penalties, and harm to our reputation. The impact on us related to such matters could be substantial.
Regulators worldwide frequently study each other’s approaches to the regulation of the digital asset economy. Consequently, developments in any jurisdiction may influence other jurisdictions. New developments in one jurisdiction may be extended to additional services and other jurisdictions. As a result, the risks created by any new law or regulation in one jurisdiction are magnified by the potential that they may be replicated, affecting the business of our portfolio companies in another place or involving another service. Conversely, if regulations diverge worldwide, our portfolio companies may face difficulty adjusting their products, services, and other aspects of their businesses with the same effect. These risks will be heightened to the extent our portfolio companies face increased competitive pressure from other similarly situated businesses that engage in regulatory arbitrage to avoid the compliance costs associated with regulatory changes. These regulatory risks related to international activities may have an adverse effect on our portfolio companies’ businesses, operating results, and financial conditions and consequently on the value of our shares.
To the extent any of our portfolio companies fail to safeguard and manage their and their customers’ fiat currencies and digital assets, such failure could adversely impact such portfolio company’s business, operating results, and financial condition.
We may invest in portfolio companies that hold cash and safeguard digital assets on behalf of their customers and hold fiat and digital assets for corporate investment and operating purposes. Safeguarding customers’ cash and digital assets is integral to building trust with customers.
We and our portfolio companies may rely on vendors or financial partners’ abilities to manage and accurately hold fiat currency and digital assets, and such management and custody requires a high level of internal controls. We and our portfolio companies are limited in our ability to influence or manage the controls and processes of third-party partners or vendors and may be dependent on our partners’ and vendors’ operations, liquidity and financial condition to manage these risks. As we and our portfolio companies grow and expand, we also must scale and strengthen our internal controls and processes, and monitor our third party partners’ and vendors’ ability to similarly scale and strengthen. Failure to do so could adversely impact our and our portfolio companies’ business, operating results, and financial condition. This is important both to the actual controls and processes and the public perception of the same.
Any inability by us or our portfolio companies to maintain safeguarding procedures, perceived or otherwise, could harm our business, operating results, and financial condition.
Any material failure by our portfolio companies or their partners to maintain the necessary controls, policies, procedures or to manage digital assets they hold could also adversely impact such portfolio company’s business, operating results, and financial condition. Moreover, because custodially held digital assets may be considered to be the property of a bankruptcy estate, in the event of a bankruptcy, digital assets our portfolio companies hold in custody on behalf of their customers could be subject to bankruptcy proceedings and such customers could be treated as general unsecured creditors.
We expect that the digital assets companies in which we invest will have developed and maintained administrative, technical, and physical safeguards designed to comply with applicable legal requirements and industry standards. However, it is nevertheless possible that hackers, employees or service providers acting contrary to such policies, or others could circumvent these safeguards to improperly access our portfolio companies’ systems or documents, or the systems or documents of their business partners, agents, or service providers, and improperly access, obtain, or misuse customer digital assets and funds. The methods used to obtain unauthorized access, disable, or degrade service or sabotage systems are also constantly changing and evolving and may be difficult to anticipate or detect for long periods of time. Insurance coverage for security breaches and security related matters in the digital asset sector is limited and may not cover the extent of loss nor the nature of such loss. The ability to maintain insurance is also subject to the insurance carriers’ ongoing underwriting criteria. Any loss of customer cash or digital assets could result in a subsequent lapse in insurance coverage, which could cause a substantial business disruption, adverse reputational impact, inability to compete with competitors, and regulatory investigations, inquiries, or actions. Additionally, to the extent our portfolio companies conduct transactions through our websites or other electronic channels, such transactions may create risks of fraud, hacking, unauthorized access or acquisition, and other deceptive practices. Any security incident resulting in a compromise of customer assets could result in substantial costs and require the notification of impacted individuals, and in some cases regulators, of a possible or actual incident, exposure to regulatory enforcement actions, including substantial fines, limit the ability to provide services, result in litigation, significant financial losses, reputational damage, and adversely affect business, operating results, financial condition, and cash flows of our portfolio companies and consequently will have a corresponding negative impact on the value of our shares.
We may invest in portfolio companies that are at risk of being exploited to facilitate illegal activity such as fraud, money laundering, gambling, tax evasion, and scams. If any of our portfolio companies’ platforms are exploited such illegal activities, our business could be adversely affected.
We may invest in portfolio companies that facilitate digital asset transactions and are at risk of being exploited to facilitate illegal activity including fraud, money laundering, gambling, tax evasion, and scams. Such companies may be specifically targeted by individuals seeking to conduct fraudulent transfers, and it may be difficult or impossible to detect and avoid such transactions in certain circumstances. The use of a portfolio company’s platform for illegal or improper purposes could subject it to claims, individual and class action lawsuits, and government and regulatory investigations, prosecutions, enforcement actions, inquiries, or requests that could result in liability and reputational harm for such portfolio company. Moreover, certain activities that may be legal in one jurisdiction may be illegal in another jurisdiction, and certain activities that are at one time legal may in the future be deemed illegal in the same jurisdiction. As a result, there is significant uncertainty and cost associated with detecting and monitoring transactions for compliance with local laws. In the event that a customer of one of our portfolio companies is found responsible for intentionally or inadvertently violating the laws in any jurisdiction, such portfolio company may be subject to governmental inquiries, enforcement actions, prosecuted, or otherwise held secondarily liable for aiding or facilitating such activities. Changes in law have also increased the penalties for money transmitters for certain illegal activities, and government authorities may consider increased or additional penalties from time to time.
Owners of intellectual property rights or government authorities may seek to bring legal action against money transmitters, for involvement in the sale of infringing or allegedly infringing items. Any threatened or resulting claims against one of our portfolio companies could result in reputational harm, and any resulting liabilities, loss of transaction volume, or increased costs could harm to such portfolio company.
Moreover, while fiat currencies can be used to facilitate illegal activities, digital assets are relatively new and, in many jurisdictions, may be lightly regulated or largely unregulated. Many types of digital assets have characteristics, such as the speed with which digital currency transactions can be conducted, the ability to conduct transactions without the involvement of regulated intermediaries, the ability to engage in transactions across multiple jurisdictions, the irreversible nature of certain digital asset transactions, and encryption technology that anonymizes these transactions, that make digital assets susceptible to use in illegal activity. U.S. federal and state and foreign regulatory authorities and law enforcement agencies, such as the DOJ, SEC, CFTC, FTC, FinCEN, or the Internal Revenue Service (“IRS”), and various state securities and financial regulators have taken and continue to take legal action against persons and entities alleged to be engaged in fraudulent schemes or other illicit activity involving digital assets. Some digital assets that incorporate privacy-enhancing features that obscure the identities of sender and receiver, and may prevent law enforcement officials from tracing the source of funds on the blockchain. As a result, facilitating transactions in these digital assets may lead to increased risk of liability arising out of anti-money laundering and economic sanctions laws and regulations.
We cannot ensure that our portfolio companies will be able to detect all illegal activity using their products or services. If any of our portfolio companies’ customers use their products or services to further such illegal activities, our portfolio companies’ business could be adversely affected having an adverse impact on their operations and the value of their shares which in turn would have a corresponding adverse effect on the value of our shares and could cause you to lose all or substantially all of the value of your investment in us.
We may invest in portfolio companies that hold their investments in DeFi protocols and our portfolio companies may suffer losses if such protocols do not function as expected.
We may invest in portfolio companies that hold their investments in various DeFi protocols. These protocols typically achieve their investment purposes through self-executing smart contracts that allow users to invest digital assets in a pool from which other users can borrow without requiring an intermediate party to facilitate these transactions. These investments typically earn interest to the investor based on the rates at which borrowers repay the loan, and can generally be withdrawn with no restrictions. However, these DeFi protocols are subject to various risks, including uncertain regulatory and compliance conditions in large markets such as the United States, the risk that the underlying smart contract is insecure, the risk that borrowers may default and the investor will not be able to recover its investment, the risk that any underlying collateral may experience significant volatility, and the risk of certain core developers with protocol administration rights can make unauthorized or harmful changes to the underlying smart contract. If any of these risks materialize, our portfolio companies’ investments in these DeFi protocols may be adversely impacted, which may in-turn adversely affect the value of our shares.
Due to unfamiliarity and some negative publicity associated with digital asset platforms, confidence or interest in digital asset platforms may decline.
We may invest in portfolio companies that provide, rely on, or relate to digital asset trading platforms and other digital asset platforms. Digital asset platforms are relatively new and may be operating out of compliance with regulation, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. As a result, customers and the general public may lose confidence or interest in digital asset platforms.
Since the inception of the digital asset economy, numerous digital asset platforms have been sued, investigated, or shut down due to fraud, manipulative practices, business failure, and security breaches. In many of these instances, customers of these platforms were not compensated or made whole for their losses. Larger platforms are more appealing targets for hackers and malware, and may also be more likely to be targets of regulatory enforcement actions.
In addition, there have been reports that a significant amount of digital asset trading volume on digital asset platforms is fabricated and false in nature, with a specific focus on unregulated platforms located outside the United States. Such reports may indicate that the market for digital asset platform activities is significantly smaller than otherwise understood.
Negative perception, a lack of stability and standardized regulation in the digital asset economy, and the closure or temporary shutdown of digital asset platforms due to fraud, business failure, hackers or malware, or government mandated regulation, and associated losses suffered by customers may continue to reduce confidence or interest in the digital asset economy and result in greater volatility of the prices of assets, including significant depreciation in value. Any of these events could have an adverse impact on the business and perception of our portfolio companies, which could adversely affect the value of our portfolio companies, which would in-turn adversely affect the value of our shares.

The digital asset economy is novel. As a result, policymakers are just beginning to consider what a regulatory regime for digital assets would look like and the elements that would serve as the foundation for such a regime. This less developed consideration of digital assets may make it difficult to effectively react to proposed legislation and regulation of digital assets or digital asset platforms adverse to our business.
As digital assets have grown in both popularity and market size, various U.S. federal, state, and local and foreign governmental organizations, consumer agencies and public advocacy groups have been examining the operations of digital asset networks, users and platforms, with a focus on how digital assets can be used to launder the proceeds of illegal activities, fund criminal or terrorist enterprises, and the safety and soundness of platforms and other service providers that hold digital assets for users. Many of these entities have called for heightened regulatory oversight, and have issued consumer advisories describing the risks posed by digital assets to users and investors. For instance, in 2022, the White House published a fact sheet described as the first-ever “Comprehensive Framework for Responsible Development of Digital Assets,” which encouraged “agencies to issue guidance and rules to address current and emergent risks in the digital asset ecosystem.”
Competitors, including traditional financial services, have spent years cultivating professional relationships with relevant policymakers on behalf of their industry so that those policymakers may understand that industry, the current legal landscape affecting that industry, and the specific policy proposals that could be implemented in order to responsibly develop that industry. The lobbyists working for these competitors have similarly spent years developing and working to implement strategies to advance these industries. Members of the digital asset economy have started to engage policymakers directly and with the help of external advisors and lobbyists. However, this work is in a relatively nascent stage. As a result, new laws and regulations may be proposed and adopted in the United States and internationally, or existing laws and regulations may be interpreted in new ways, that harm the digital asset economy or digital asset platforms, which could adversely impact the business of our portfolio companies, have an adverse impact on their operations and the value of their shares and in turn have a corresponding adverse effect on the value of our shares and cause you to lose all or substantially all of the value of your investment in us.
General Market and Regulatory Risks
Political and economic risks
Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our Common Shares.
Deterioration in the economic conditions in the Eurozone and other regions or countries globally and the resulting instability in global financial markets may pose a risk to our business. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the effect of the United Kingdom (the “U.K.”) leaving the European Union (the “EU”), instability in the Chinese capital markets and pandemics such as COVID-19. Global market and economic disruptions have affected, and may in the future affect, the U.S. capital markets, which could adversely affect our business, financial condition or results of operations. We cannot assure you that market disruptions in Europe and other regions or countries, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe or elsewhere negatively impacts consumer confidence and consumer credit factors, our and our portfolio companies’ business, financial condition and results of operations could be significantly and adversely affected. Moreover, there is a risk of both industry-specific and broad-based corrections and/or downturns in the equity and credit markets. Any of the foregoing could have a significant impact on the markets in which we operate and could have a material adverse impact on our business prospects and financial condition.

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Such events, including rising trade tensions between the United States and China, other uncertainties regarding actual and potential shifts in U.S. and foreign, trade, economic and other policies with other countries, the war between Russia and Ukraine and the conflict in Israel, could adversely affect our business, financial condition or results of operations. These market and economic disruptions could negatively impact the operating results of our portfolio companies.
Additionally, the Federal Reserve has raised interest rates multiple times since 2022. These developments, along with the United States government’s credit and deficit concerns, global economic uncertainties and market volatility, could cause interest rates to be volatile, which may negatively impact our performance.
Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.
Certain of our portfolio companies may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs along to their customers, it could adversely affect their results, which could in turn adversely impact our results of operations. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of our investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations. Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. There is no guarantee that the actions taken by the Federal Reserve will reduce or eliminate inflation.
Legal and regulatory risks
Government counterparties may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting the portfolio company’s operations, separate from any contractual rights it may have. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of our investments.
We may seek to acquire a significant stake in certain securities or instruments and may invest in certain industries that are subject to special regulatory oversight. In such event, we may be required to file a notification with a governmental agency, seek regulatory approval or comply with other regulatory requirements. These requirements may result in a delay in, or prohibit, the acquisition of an investment. Compliance with regulatory requirements may result in additional costs to us. Such restrictions may also restrict or delay our ability to liquidate an investment.
Investment and trading risks
All investments risk the loss of capital. No guarantee or representation is made that our investment program will be successful. There is no assurance that we will be able to generate positive returns for our investors or that the returns will be commensurate with the risks of investing in companies, securities and instruments and strategies described herein. There can be no assurance that our returns will not be correlated with a traditional portfolio of stocks or bonds. Our investment program may utilize investment techniques such as investing in preferred shares and convertible debt, and limited diversification, which practices can, in certain circumstances, magnify the adverse impact of market moves to which we may be subject or cause our net assets to appreciate or depreciate at a greater rate. We may invest in highly volatile securities or markets, which could impair our profitability or result in losses.

Adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults, or non-performance by financial institutions, could adversely affect our portfolio companies’ current and projected business, financial condition and results of operations and result in a decline in the valuation of our investments.
Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. For example, on March 10, 2023, Silicon Valley Bank (SVB) was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (FDIC) as receiver. Similarly, on March 12, 2023, Signature Bank and Silvergate Capital Corp. were each swept into receivership. Although a statement by the Department of the Treasury, the Federal Reserve and the FDIC indicated that all depositors of SVB would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts, borrowers under credit agreements, letters of credit and certain other financial instruments with SVB, Signature Bank or any other financial institution that is placed into receivership by the FDIC may be unable to access undrawn amounts thereunder. Although we are not a borrower or party to any such instruments with SVB, Signature Bank or any other financial institution currently in receivership, if any of our portfolio companies are parties to such instruments and are unable to access funds pursuant to such instruments or lending arrangements with such a financial institution, such portfolio companies’ business, financial condition and results of operations could be adversely affected, which could, in turn, result in a decline in the valuation of our investments.
Organizational Risks
Indemnification
We have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Company.
Potential conflicts of interest
Instances may arise where the interests of the Adviser and its affiliates may potentially or actually conflict with our interests and the interests of our stockholders. The following discussion enumerates certain potential conflicts of interest that should be carefully evaluated before making an investment in our shares. The discussion below does not seek to exhaustively describe all potential conflicts of interest.
The Adviser’s Investment Committee will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles. Members of the Investment Committee serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as we do, or of investment funds, accounts, or investment vehicles managed by the Adviser. Similarly, the principals of our Sponsor, and their respective affiliates may have other funds with similar, different or competing investment objectives, and such funds may not all be affiliated. For example, our co-founders Dr. Najamul Hasan Kidwai, Michael (Xu) Zhao, Michael Lempres and David Hytha have invested in early-stage digital asset services and technology companies and, subject to the Adviser’s conflicts of interest procedures, we may seek to invest in the same companies. In serving in these multiple capacities, they may have obligations to other investors in those entities, the fulfillment of which may not be in the best interests of us or our stockholders. These activities also may distract them from sourcing or servicing new investment opportunities for us or slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows.
The Adviser’s Investment Committee members, officers and employees, and the Sponsor’s controlling shareholders, managers, officers and employees are investors in private companies, BDCs, ETFs and ETPs and in the future may become investors in additional private companies, BDCs, ETFs and ETPs and may receive investment opportunities, such as opportunities to invest in new private companies, BDCs, ETFs and ETPs having desirable growth potential, that we may not have access to or which may not be appropriate for us to consider.

In addition, Dr. Kidwai is a shareholder of Forge Global Holdings, Inc. (“Forge Global”), the parent of Forge Securities LLC (“Forge Securities”), a registered broker-dealer that operates as an ATS, on which we intend to purchase securities in private transactions as part of our principal investment strategy. Dr. Kidwai owns less than 1% of Forge Global. He is not employed by Forge Global or Forge Securities and is not in a control relationship with these entities. Consistent with its duty of best execution, the Adviser’s decision to select a particular private secondary marketplace, including Forge Securities, to facilitate a purchase or sale transaction for us will not be affected by any special compensation arrangement. No special compensation relationship exists between Forge Securities and the Adviser. The Adviser may select Forge Securities to facilitate any such transaction simply because it believes Forge Securities will provide the best execution for our transaction in the circumstances.
In connection with our Investment Advisory Agreement, we have agreed to indemnify and hold harmless the Adviser and its and its affiliates’ respective directors, officers, Investment Committee members, employees, members, managers, partners and stockholders (collectively, with the Adviser, the “Adviser Affiliates”) against all claims or liabilities (including reasonable attorneys’ fees) and other expenses an Adviser Affiliate reasonably incurs in any actual or threatened legal or other proceeding arising out of or in connection with providing investment advisory services to us. We will not be obligated to indemnify the Adviser Affiliates if such liability arises out of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Investment Advisory Agreement.
Possession of material non-public information
The Investment Committee members may have access to material nonpublic information of portfolio companies in which we invest. In the event that we become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, we could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on our ability to achieve our investment objective.
Risks related to co-investments
We may be prohibited under the Investment Company Act from conducting certain transactions with our affiliates without the prior approval of our directors who are not interested persons and, in some cases, the prior approval of the SEC. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price. We do not have a co-investment arrangement with our Adviser or our officers and directors and we have no present intention to co-invest with our Adviser or our officers and directors. In the event that we seek to make such co-investments, we would only do so in reliance of the Mass Mutual no-action letter or file an application with the SEC seeking an order granting us relief to do so. Further, in the event that we seek to make such co-investments, our Board including a majority of our independent directors would approve an allocation policy to ensure equitable treatment among the co-investment participants.
Provisions of the Maryland General Corporation Law and our organizational documents could deter takeover attempts and have an adverse impact on the prices of our Common Shares.
The Maryland General Corporation Law and our organizational documents contain provisions that may discourage, delay or make more difficult a change in control or the removal of our directors. Our Board has adopted a resolution that any business combination between us and any other person is exempted from the provisions of the Business Combination Act, provided that the business combination is first approved by the Board, including a majority of the directors who are not interested persons as defined in the Investment Company Act. This resolution may be altered or repealed in whole or in part at any time; however, our Board will adopt resolutions so as to make us subject to the provisions of the Maryland Business Combination Act only if our Board determines that it would be in our best interests and if the SEC staff does not object to our determination that being subject to the Business Combination Act does not conflict with the Investment Company Act. If this resolution is repealed, or the Board does not otherwise approve a business combination, the statute may discourage others from trying to acquire control and increase the difficulty of consummating any offer.
Our Board could also amend our bylaws to opt into the Maryland Control Share Acquisition Act; provided, however we would only do so if our Board determines that it would be in our best interests and if it is determined that opting into the Maryland Control Share Acquisition Act does not conflict with the Investment Company Act. The Maryland Control Share Acquisition Act also may make it more difficult for a third party to obtain control and increase the difficulty of consummating such a transaction. Recent federal court decisions, however, have decided that an opt into the Maryland Control Share Acquisition Act violates certain requirements of the Investment Company Act.
Risks Related to the Listing of Our Shares
Our stock price may be volatile, and could decline significantly and rapidly.
If the trading price of our Common Shares is above the level that investors determine is reasonable for our Common Shares, some investors may attempt to short our Common Shares after trading begins, which would create additional downward pressure on the trading price of our Common Shares, and there will be more ability for such investors to short our Common Shares in early trading than is typical for an underwritten public offering given the limited amount of contractual lock-up agreements or other restrictions on transfer.
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The trading price of our Common Shares following the listing also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

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actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors; the number of shares of our Common Shares made available for trading;

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failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;

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changes in our projected operating and financial results;

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future sales of our Common Shares by us or our stockholders;

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changes in our board of directors, senior management, or key personnel;

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the trading volume of our Common Shares;

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general economic and market conditions; and

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other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

An active, liquid, and orderly market for our Common Shares may not develop or be sustained. You may be unable to sell your Common Shares at or above the price at which you purchased them.
We currently expect our Common Shares to be listed and traded on NYSE within 60 days following the effectiveness of this Registration Statement on Form N-2. We will obtain approval from the NYSE to list the Common Shares prior to seeking effectiveness of this Registration Statement. Prior to listing on NYSE, there has been no public market for our Common Shares. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Company has no specific plans to sell shares in the public market following the listing. It is possible that the underwriters sale of our common stock will result in an oversupply of our common stock on NYSE, which may cause the price of our Common Shares to decrease. In the case of a lack of demand for our common stock, the trading price of our Common Shares could decline significantly and rapidly after our listing. In the case of a lack of supply of our Common Shares, the trading price of our Common Shares may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our Common Shares if they are unable to purchase a block of our Common Shares in the open market in a sufficient size for their investment objectives. If institutional investors are unable to purchase our Common Shares in a sufficient amount for their investment objectives, the market for our Common Shares may be more volatile without the influence of long-term institutional investors holding significant amounts of our Common Shares. Therefore, an active, liquid, and orderly trading market for our Common Shares may not initially develop or be sustained, which could significantly depress the trading price of our Common Shares and/or result in significant volatility, which could affect your ability to sell your Common Shares.
Risks Related to Our Securities and This Offering
Common stock of closed-end management investment companies has in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our shares will not decline below our NAV per share.
Common stock of closed-end management investment companies has in the past frequently traded at discounts to their respective NAVs and our Common Shares may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our Common Shares will trade above, at or below our NAV per share. In addition, if our Common Shares trade below our NAV per share, we will generally not be able to sell additional Common Shares to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.
If we issue preferred stock, the NAV and market value of our Common Shares will likely become more volatile.
We cannot assure you that the issuance of preferred stock would result in a higher yield or return to our stockholders. The issuance of preferred stock would likely cause the NAV and market value of our Common Shares to become more volatile. If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of our Common Shares would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of our Common Shares than if we had not issued preferred stock. Any decline in the NAV of our investments would be borne entirely by the holders of our Common Shares. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our Common Shares than if we were not leveraged through the issuance of preferred stock. This greater NAV decrease would also tend to cause a greater decline in the market price for our Common Shares. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings, if any, on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the holders of our Common Shares would ultimately bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock.
Risks Related to U.S. Federal Income Tax
We will be subject to U.S. federal income tax at corporate rates if we are unable to qualify and maintain our tax treatment as a RIC under Subchapter M of the Code.
To maintain RIC tax treatment under the Code, we must meet the following minimum annual distribution, income source and asset diversification requirements. See “Certain U.S. Federal Income Tax Considerations.”
The Annual Distribution Requirement for a RIC will be satisfied if we timely distribute to our stockholders on an annual basis at least the sum of (i) 90% of our “investment company taxable income,”
which is generally our net ordinary income (but without regard to the deduction for dividends paid) plus the excess, if any, of realized net short term capital gains over realized net long term capital losses, and (ii) 90% of our net tax-exempt income for that taxable year. In addition, a RIC may, in certain cases, satisfy the 90% distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillback dividend” provisions of Subchapter M. We would be taxed, at U.S. federal corporate rates, on retained income and/or gains, including any short term capital gains or long term capital gains. Because we may use debt financing, we may be subject to (i) an asset coverage ratio requirement under the Investment Company Act and may, in the future, be subject to (ii) certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. If we are unable to obtain cash from other sources, or choose or are required to retain a portion of our taxable income or gains, we could (1) be required to pay excise taxes or (2) fail to qualify for RIC tax treatment, and thus become subject to U.S. federal income tax at corporate rates on our taxable income.
The income source requirement will be satisfied if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities or foreign currencies, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities or currencies.
The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. Specifically, at least 50% of the value of our assets must consist of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other acceptable securities if such securities of any one issuer do not represent more than 5% of the value of our assets or more than 10% of the outstanding voting securities of the issuer; and no more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of any one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because we intend to invest in a small number of issuers and the investments may be relatively illiquid, we may be unable to dispose of investments quickly enough to meet the asset diversification requirement at the end of a quarter or obtain cash from other sources in order to meet the annual distribution requirement. In that case, we may fail to qualify for special tax treatment accorded to RICs and, thus, be subject to U.S. federal income tax at corporate rates.
If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.
We may invest in certain foreign debt and equity investments that could be subject to foreign taxes (such as income tax, withholding, and value added taxes) for which a foreign tax credit is not available.
Future tax changes may affect us or our stockholders.
Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process, by the courts, and by the IRS and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us or our stockholders. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect us and our stockholders. Stockholders are urged to consult with their tax adviser regarding tax legislative, regulatory, or administrative developments and proposals.

No Public Trading [Text Block]		No established public trading market for our Common Shares currently exists
No Trading History [Text Block]		Common Shares have no history of trading in private transactions.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description is based on relevant portions of the Maryland General Corporation Law (the “MGCL”) and on our Articles of Amendment and Restatement (the “Charter”) and our Bylaws (“Bylaws”). This summary may not contain all of the information that is important to you, and we refer you to our Charter and Bylaws for a more detailed description of the provisions summarized below.
General
Under the terms of our Charter, our authorized capital stock consists of 500,000,000 shares of common stock, par value $0.00001 per share. There are no outstanding options or warrants to purchase our stock. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations. Under our Charter, the Board is authorized to classify and reclassify any authorized but unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining stockholder approval. As permitted by the MGCL, our Charter provides that the Board, without any action by our stockholders, may amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
The following presents our outstanding classes of securities as of June 30, 2025:
Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	500,000,000	—	2,555,565(1)

(1)
Upon the issuance of 6,000,000 Common Shares at the closing of this offering, the Sponsor shall forfeit 1,788,899 Common Shares. If the over-allotment option expires without exercise, the Sponsor shall forfeit an additional 100,000 Common Shares, such that the Sponsor will own 10% of the outstanding Common Shares of the Company, whether the over-allotment option is exercised or expires unexercised.

Common Stock
All Common Shares will have equal rights as to earnings, assets, voting, and distributions and other distributions and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our Common Shares if, as and when authorized by the Board and declared by us out of funds legally available therefor. The shares of our Common Shares have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each Common Shares would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each Common Shares is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.
Preferred Stock
Our Charter authorizes our Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing common stockholders. Prior to issuance of shares of each class or series, our Board is required by Maryland law and by our Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our Common Shares or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the Investment Company Act. The Investment Company Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our Common Shares and before any purchase of Common Shares is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the Investment Company Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its present and former directors and officers of the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our Charter contains such a provision which eliminates directors’ and officers’ liability for money damages to the maximum extent permitted by Maryland law, provided that such limitation of liability shall not apply to with respect to liability arising under federal securities law, including the Securities Act, the Securities Exchange Act, and the Investment Company Act, to the extent such limitation of liability is not permitted thereunder.
Maryland law requires a corporation (unless its charter provides otherwise, which our Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either, case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Our Charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the Investment Company Act, to indemnify any present or former director or officer or any individual who, while serving as our director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our Charter also provides that, to the maximum extent permitted by Maryland law, we may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of (i) a written affirmation by such person of his or her good faith belief the standard of conduct necessary for indemnification of such person by the Company has been met, and (i) an undertaking by or on behalf of such indemnified person to repay amounts we have so paid if it is ultimately determined that indemnification of such expenses is not authorized under the MGCL. In accordance with the Investment Company Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Our insurance policy does not currently provide coverage for claims, liabilities and expenses that may arise out of activities that our present or former directors or officers have performed for another entity at our request. There is no assurance that such entities will in fact carry such insurance. However, we note that we do not expect to request our present or former directors or officers to serve another entity as a director, officer, partner or trustee unless we can obtain insurance providing coverage for such persons for any claims, liabilities or expenses that may arise out of their activities while serving in such capacities.
Nothing in the Articles of Incorporation modifying, restricting, or eliminating the duties or liabilities of directors or officers in the Articles of Incorporation shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.
Certain Provisions of the MGCL and Our Charter and Bylaws; Anti-Takeover Measures
The MGCL, including Subtitle 8 of Title 3, contains provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. Our Charter and Bylaws also contain provisions that could make it more difficult for a potential acquirer to acquire us by means of a tender offer, proxy contest or otherwise. These provisions of the MGCL and our Charter and Bylaws are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with the Board. These measures may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our stockholders. These provisions could have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over us. Such attempts could have the effect of increasing our expenses and disrupting our normal operations. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms. Our Board has considered these provisions and has determined that the provisions are in the best interests of us and our stockholders generally.
Classified Board of Directors
The Board is divided into three classes of directors serving staggered three-year terms. Directors of each class are elected to serve for three-year terms and until their successors are duly elected and qualify and each year one class of directors is elected by the stockholders. Additionally, under the MGCL, a director serving on a classified board may only be removed for cause. A classified board may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that the longer time required to elect a majority of a classified Board will help to ensure the continuity and stability of our management and policies.
Election of Directors
Our Bylaws provide that, subject to the special rights of the holders of any class or series of preferred stock to elect directors, each director is elected by a plurality of all the votes cast at a meeting of stockholders duly called and at which a quorum is present. There is no cumulative voting in the election of directors. Pursuant to our Charter, the Board may amend the Bylaws to alter the vote required to elect directors.
Number of Directors; Vacancies; Removal
Our Charter provides that the number of directors will be set by the Board in accordance with our Bylaws. Our Bylaws provide that a majority of our entire Board may at any time increase or decrease the number of directors, provided however, that the number of directors may never be less than the minimum number required by the MGCL or the Investment Company Act. Our Bylaws provide that, except as may be provided by the Board in setting the terms of any class or series of preferred stock, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy will serve for the remainder of the full term of the class in which the vacancy occurred and until a successor is elected and qualifies, subject to any applicable requirements of the Investment Company Act.
Our Charter provides that a director may be removed only for cause, as defined in our Charter, and then only by the affirmative vote of at least two-thirds of the votes entitled to be cast in the election of directors.

Action by Stockholders
Under the MGCL, stockholder action can be taken only at an annual or special meeting of stockholders or by unanimous written consent in lieu of a meeting (unless the charter provides for stockholder action by less than unanimous written consent, which our Charter does not). These provisions, combined with the requirements of our Bylaws regarding the calling of a stockholder-requested special meeting of stockholders discussed below, may have the effect of delaying consideration of a stockholder proposal indefinitely.
Advance Notice Provisions for Stockholder Nominations and Stockholder Proposals
Our Bylaws provide that with respect to an annual meeting of stockholders, nominations of persons for election to the Board and the proposal of business to be considered by stockholders at an annual meeting, may be made (1) pursuant to our notice of the meeting, (2) by the Board or (3) by a stockholder who is entitled to vote at the meeting, who has complied with the advance notice procedures of our Bylaws and who is a stockholder of record at the time of the annual meeting and at the time of giving notice pursuant to the advance notice procedures of our Bylaws. With respect to special meetings of stockholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of persons for election to the Board at a special meeting may be made only (1) pursuant to our notice of the meeting, (2) by the Board or (3) provided that the Board has determined that directors will be elected at the meeting, by a stockholder who is entitled to vote at the meeting, who has complied with the advance notice provisions of the Bylaws and who is a stockholder of record at the time of the special meeting and at the time of giving notice pursuant to the advance notice procedures of our Bylaws.
The purpose of requiring stockholders to give us advance notice of nominations and other business is to afford the Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by the Board, to inform stockholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of stockholders. Although our Bylaws do not give the Board any power to disapprove stockholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of stockholder proposals if proper procedures are not followed and of discouraging or deterring a third-party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our stockholders.
Calling of Special Meetings of Stockholders
Our Bylaws provide that special meetings of stockholders may be called by the Board and certain of our officers. Additionally, our Bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the stockholders requesting the meeting, a special meeting of stockholders will be called by the secretary of the Company upon the written request of stockholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.
Approval of Extraordinary Corporate Action; Amendment of Charter and Bylaws
Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of stockholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a greater or lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. Our Charter provides that, except as specifically provided elsewhere in the Charter, any action to be taken or approved by the affirmative vote of stockholders entitled to cast a greater number of votes, under the MGCL, will be effective and valid if declared advisable by the Board of Directors and taken or approved by the affirmative vote of stockholders entitled to caste a majority of all the votes entitled to be cast. Our Charter also provides that certain charter amendments, any proposal for our conversion, whether by charter amendment, merger or otherwise, from a closed-end company to an open-end company and any proposal for our liquidation or dissolution requires the approval of the stockholders entitled to cast at least 80% of the votes entitled to be cast on such matter. However, if such amendment or proposal is approved by a majority or more of our continuing directors (in addition to approval by the Board), such amendment or proposal may be approved by a majority of the votes entitled to be cast on such a matter. The “continuing directors” are defined in our Charter as (1) our current directors, (2) those directors whose nomination for election by the stockholders or whose election by the directors to fill vacancies is approved by a majority of our current directors then on the Board or (3) any successor directors whose nomination for election by the stockholders or whose election by the directors to fill vacancies is approved by a majority of continuing directors or the successor continuing directors then in office.
Our Charter and Bylaws provide that the Board will have the exclusive power to adopt, alter, amend or repeal any provision of our Bylaws and to make new Bylaws.
No Appraisal Rights or Preemptive Rights
Our Charter provides that, except as may be provided by the Board in setting the terms of shares of preferred stock, stockholders will not be entitled to any preemptive rights or to exercise appraisal rights.
Control Share Acquisitions
The MGCL allows closed-end funds to opt into the Maryland’s control share statute (the “Control Share Acquisition Act”), which allows a corporation to limit the voting rights of shares acquired by certain large stockholders. We have not opted into, and do not expect to opt into, the Control Share Acquisition Act unless the Board determines (which it presently has not) that doing so is not inconsistent with the Investment Company Act. However, the Board may adopt a resolution at any time choosing to opt into and make us subject to, the Control Share Acquisition Act. Important provisions of the Control Share Acquisition Act, which would apply if the Company opted to be subject to the act, are described below.
The Control Share Acquisition Act provides that control shares of a Maryland corporation acquired in a control share acquisition have no voting rights except to the extent approved by a vote of two-thirds of the votes entitled to be cast on the matter. Shares owned by the acquiror, by officers or by directors who are employees of the corporation are excluded from shares entitled to vote on the matter. Control shares are voting shares of stock which, if aggregated with all other shares of stock owned by the acquiror or in respect of which the acquiror is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquiror to exercise voting power in electing directors within one of the following ranges of voting power:
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one-tenth or more but less than one-third;

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one-third or more but less than a majority; or

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a majority or more of all voting power.

The requisite stockholder approval must be obtained each time an acquiror crosses one of the thresholds of voting power set forth above. Control shares do not include shares the acquiring person is then entitled to vote as a result of having previously obtained stockholder approval. A control share acquisition means the acquisition of control shares, subject to certain exceptions.
A person who has made or proposes to make a control share acquisition may compel the board of directors of the corporation to call a special meeting of stockholders to be held within 50 days of demand to consider the voting rights of the shares. The right to compel the calling of a special meeting is subject to the satisfaction of certain conditions, including an undertaking to pay the expenses of the meeting. If no request for a meeting is made, the corporation may itself present the question at any stockholders meeting.
If voting rights are not approved at the meeting or if the acquiring person does not deliver an acquiring person statement as required by the statute, then the corporation may redeem for fair value any or all of the control shares, except those for which voting rights have previously been approved. The right of the corporation to redeem control shares is subject to certain conditions and limitations. Fair value is determined, without regard to the absence of voting rights for the control shares, as of the date of the last control share acquisition by the acquirer or of any meeting of stockholders at which the voting rights of the shares are considered and not approved. If voting rights for control shares are approved at a stockholders meeting and the acquirer becomes entitled to vote a majority of the shares entitled to vote, all other stockholders may exercise appraisal rights. The fair value of the shares as determined for purposes of appraisal rights may not be less than the highest price per share paid by the acquirer in the control share acquisition.
Potentially inhibiting a closed-end investment company’s ability to utilize the Control Share Acquisition Act is Section 18(i) of the Investment Company Act which provides that “every share of stock . . . issued by a registered management company . . . shall be a voting stock and have equal voting rights with every other outstanding voting stock,” thereby preventing the Company from issuing a class of shares with voting rights that vary within that class. There are currently different views, however, on whether or not the Control Share Acquisition Act conflicts with Section 18(i) of the Investment Company Act. One view is that implementation of the Control Share Acquisition Act would conflict with the Investment Company Act because it would deprive certain shares of their voting rights. Another view is that implementation of the Control Share Acquisition Act would not conflict with the Investment Company Act because it would limit the voting rights of shareholders who choose to acquire shares of stock that put them within the specified percentages of ownership rather than limiting the voting rights of the shares themselves. The Control Share Acquisition Act does not apply (a) to shares acquired in a merger, consolidation or share exchange if the corporation is a party to the transaction or (b) to acquisitions approved or exempted by the charter or bylaws of the corporation.
A November 15, 2010 letter from the staff of the SEC’s Division of Investment Management took the position that a closed-end fund, by opting in to the Control Share Acquisition Act, would be acting in a manner inconsistent with Section 18(i) of the Investment Company Act. However, on May 27, 2020, the staff of the SEC’s Division of Investment Management published an updated statement (the “2020 Control Share Statute Relief”) withdrawing the November 15, 2010 letter and replacing it with a new no-action position allowing a closed-end fund under Section 18(i) to opt-in to the Control Share Acquisition Act, provided that the decision to do so was taken with reasonable care in light of (1) the board’s fiduciary duties, (2) applicable federal and state law, and (3) the particular facts and circumstances surrounding the action. The 2020 Control Share Statute Relief reflects only the enforcement position of the Staff and is not binding on the SEC or any court. Recent federal court decisions, however, have found that an opt into the Maryland Control Share Acquisition Act violates the Investment Company Act.
Business Combinations
Under Maryland law, “business combinations” between a corporation and an interested stockholder or an affiliate of an interested stockholder are prohibited for five years after the most recent date on which the interested stockholder becomes an interested stockholder (the “Business Combination Act”). These business combinations include a merger, consolidation, share exchange or, in circumstances specified in the statute, an asset transfer or issuance or reclassification of equity securities. An interested stockholder is defined as:
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any person who beneficially owns 10% or more of the voting power of the corporation’s outstanding voting stock; or

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an affiliate or associate of the corporation who, at any time within the two-year period prior to the date in question, was the beneficial owner of 10% or more of the voting power of the then outstanding voting stock of the corporation.

A person is not an interested stockholder under this statute if the board of directors approved in advance the transaction by which the stockholder otherwise would have become an interested stockholder. However, in approving a transaction, the board of directors may provide that its approval is subject to compliance, at or after the time of approval, with any terms and conditions determined by the board.
After the five-year prohibition, any business combination between the corporation and an interested stockholder generally must be recommended by the board of directors of the corporation and approved by the affirmative vote of at least:
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80% of the votes entitled to be cast by holders of outstanding shares of voting stock of the corporation; and

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two-thirds of the votes entitled to be cast by holders of voting stock of the corporation other than shares held by the interested stockholder with whom or with whose affiliate the business combination is to be effected or held by an affiliate or associate of the interested stockholder.

These super-majority vote requirements do not apply if the corporation’s common stockholders receive a minimum price, as defined under Maryland law, for their shares in the form of cash or other consideration in the same form as previously paid by the interested stockholder for its shares.
The statute permits various exemptions from its provisions, including business combinations that are exempted by the board of directors before the time that the interested stockholder becomes an interested stockholder. The Board has adopted a resolution that the Business Combination Act shall not apply to the Company, any stockholder of the Company, nor any business combination with the Company, to the fullest extent permitted by Maryland law; provided, however, that the Board may revoke this resolution, thereby, subjecting the Company and its stockholders to the Maryland Business Combination Act at any time with or without notice. If this resolution is revoked or the Board does not otherwise approve a business combination, the statute may discourage others from trying to acquire control of us and increase the difficulty of consummating any offer.
Conflict with the Investment Company Act
If and to the extent that any provision of the MGCL, including the Control Share Acquisition Act (if we adopt a resolution to be subject thereto) and the Business Combination Act, or any provision of our Charter or Bylaws conflicts with any provision of the Investment Company Act, the applicable provision of the Investment Company Act will control.
Exclusive Forum
Our Charter requires that, unless we consent in writing to the selection of an alternative forum, and except for any claims or actions made under the federal securities laws, the Circuit Court for Baltimore City (or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division) shall be the sole and exclusive forum for (i) any Internal Corporate Claim (as such term is defined in the MGCL), (ii) any derivative action or proceeding brought on behalf of the Company, (iii) any action asserting a breach of the standard of conduct by a director or a claim of breach of any duty owed by a director or officer of the Company to the Company or to the directors or stockholders of the Company, or (iv) any action asserting a claim against the Company or any director or officer or other employee of the Company arising pursuant to any provision of the MGCL, the bylaws, or this charter, or (v) any other action asserting a claim against the Company or any director or officer or other employee of the Company that is governed by the internal affairs doctrine under Maryland law. This exclusive forum provision does not apply to claims arising under the federal securities law. This provision may increase costs for stockholders in bringing a claim against us or our directors, officers or other agents. Any investor purchasing or otherwise acquiring our shares is deemed to have notice of and consented to the foregoing provision.
The exclusive forum selection provision in our Charter may limit our stockholders’ ability to obtain a favorable judicial forum for disputes with us or our directors, officers or other agents, which may discourage lawsuits against us and such persons. It is also possible that, notwithstanding such exclusive forum selection provision, a court could rule that such provision is inapplicable or unenforceable.

Security Liabilities [Text Block]
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its present and former directors and officers of the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our Charter contains such a provision which eliminates directors’ and officers’ liability for money damages to the maximum extent permitted by Maryland law, provided that such limitation of liability shall not apply to with respect to liability arising under federal securities law, including the Securities Act, the Securities Exchange Act, and the Investment Company Act, to the extent such limitation of liability is not permitted thereunder.
Maryland law requires a corporation (unless its charter provides otherwise, which our Charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received unless, in either, case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
Our Charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the Investment Company Act, to indemnify any present or former director or officer or any individual who, while serving as our director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our Charter also provides that, to the maximum extent permitted by Maryland law, we may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of (i) a written affirmation by such person of his or her good faith belief the standard of conduct necessary for indemnification of such person by the Company has been met, and (i) an undertaking by or on behalf of such indemnified person to repay amounts we have so paid if it is ultimately determined that indemnification of such expenses is not authorized under the MGCL. In accordance with the Investment Company Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Our insurance policy does not currently provide coverage for claims, liabilities and expenses that may arise out of activities that our present or former directors or officers have performed for another entity at our request. There is no assurance that such entities will in fact carry such insurance. However, we note that we do not expect to request our present or former directors or officers to serve another entity as a director, officer, partner or trustee unless we can obtain insurance providing coverage for such persons for any claims, liabilities or expenses that may arise out of their activities while serving in such capacities.
Nothing in the Articles of Incorporation modifying, restricting, or eliminating the duties or liabilities of directors or officers in the Articles of Incorporation shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

Security Preemptive and Other Rights [Text Block]
No Appraisal Rights or Preemptive Rights
Our Charter provides that, except as may be provided by the Board in setting the terms of shares of preferred stock, stockholders will not be entitled to any preemptive rights or to exercise appraisal rights.

Security Obligations of Ownership [Text Block]		Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.
Rights Subject to Other than Majority Vote [Text Block]
Action by Stockholders
Under the MGCL, stockholder action can be taken only at an annual or special meeting of stockholders or by unanimous written consent in lieu of a meeting (unless the charter provides for stockholder action by less than unanimous written consent, which our Charter does not). These provisions, combined with the requirements of our Bylaws regarding the calling of a stockholder-requested special meeting of stockholders discussed below, may have the effect of delaying consideration of a stockholder proposal indefinitely.

Other Security, Description [Text Block]		There are no outstanding options or warrants to purchase our stock.
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	500,000,000	—	2,555,565(1)

(1)
Upon the issuance of 6,000,000 Common Shares at the closing of this offering, the Sponsor shall forfeit 1,788,899 Common Shares. If the over-allotment option expires without exercise, the Sponsor shall forfeit an additional 100,000 Common Shares, such that the Sponsor will own 10% of the outstanding Common Shares of the Company, whether the over-allotment option is exercised or expires unexercised.

No Operating History As Closed End Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No operating history as a closed-end investment company
We are a non-diversified, closed-end management investment company with no operating history. As a result, we are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or become worthless.

Operating As Non Diversified Management Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of operating as a non-diversified, management investment company
We are classified as a non-diversified, management investment company within the meaning of Section 5(b)(2) of the Investment Company Act. As such, we do not have the benefits the Investment Company Act provides for a management company that is diversified in the manner provided in Section 5(b)(1) of this Act. Section 5(b)(1) requires at least 75% of the value of total assets of a diversified company to consist of cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities. In addition, Section 5(b)(1) provides that in calculating the 75% amount, the management investment company may not invest more than 5% of the value of its total assets in any one issuer, and may not acquire more than 10% of the outstanding voting securities of this issuer. As a non-diversified management investment company, therefore, we are exposed to the risks that arise from investing in issuers beyond the limits set forth in Section 5(b)(1).

No Assurance Of Investment Return Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No assurance of investment return
The types of investments that we make involve a high degree of risk. Financial and operating risks confronting our portfolio companies can be significant. We cannot provide assurance that we will be able to choose, make or realize investments in any particular company or portfolio of companies. Moreover, while the type of investments that we make offers the possibility of substantial returns, such investments also involve a high degree of financial risk and can result in substantial or total capital losses.
In addition, there can be no assurance that we will be able to generate returns for our investors or that the returns will be commensurate with the risks of investing in the type of companies and transactions described in this prospectus. The performance and appreciation of the investments that comprise our portfolio will depend on the successful operation of the companies in which we invest, prevailing interest rates, and other market conditions over which we and the Adviser will have no control. Returns generated from our investments may not adequately compensate investors for the business and financial risks assumed, and an investor may lose all or a part of its investment in our shares.

Reliance On Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Adviser
The Adviser is a newly formed entity and has no prior experience managing a registered closed-end investment company. The Adviser provides us with management and advisory services and makes investment decisions on our behalf. Investors will have no role in making decisions with respect to the management, disposition or other realization of any investment, or decisions regarding our business and affairs. Consequently, our success will depend, in large part, upon the skill and expertise of the Adviser and its Investment Committee. Furthermore, the Investment Committee members will not focus exclusively on our operations and may have responsibility for other managed investment funds.

The Investment Committee, acting on behalf of the Adviser, will evaluate, negotiate, structure, close and monitor our investments in accordance with the terms of this prospectus. The Investment Committee is currently composed of Dr. Najamul Hasan Kidwai, Michael (Xu) Zhao, Michael Lempres, and Elliot Han, who are all accomplished investment professionals. There can be no assurance that these persons will continue to be associated with the Adviser while the Adviser serves as our investment adviser. Our future success will depend to a significant extent on the continued service and coordination of these persons while serving as members of the Investment Committee. If Dr. Kidwai and Messrs. Zhao, Lempres and Han do not maintain their existing relationships with sources of investment opportunities and do not develop new relationships with other sources of investment opportunities available to us, we may not be able to grow our investment portfolio. In addition, individuals with whom the members of the Investment Committee have relationships are not obligated to provide us with investment opportunities. Therefore, the Adviser can offer no assurance that such relationships will generate investment opportunities for us. Furthermore, the Adviser cannot assure investors that the Adviser will remain our investment adviser or that we will continue to have access to the members of the Investment Committee or their information and deal flow.

Investment Due Diligence And Investment Research May Not Reveal All Relevant Facts Regarding Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment due diligence and investment research may not reveal all relevant facts regarding investment opportunities.
When conducting due diligence and investment research, the Adviser may be required to evaluate important and complex business, financial, tax, accounting, and legal metrics. Outside consultants, legal advisors, accountants and investment banks may be involved in the due diligence and investment research process in varying degrees depending on the type of investment. When conducting due diligence and investment research and making an assessment regarding an investment, the Adviser may rely on information provided by such persons, or by the management of the target of the investment or their advisors. The due diligence investigation and investment research that the Adviser carries out with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating such investment opportunity, may lead to inaccurate or incomplete conclusions, or may be manipulated by fraud. Moreover, such an investigation will not necessarily result in the investment being successful.

Competition For Investment Opportunities Difficulty Of Locating Suitable Investments And Meeting Investment Objective Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Competition for investment opportunities; difficulty of locating suitable investments and meeting investment objective.
A large number of entities compete with us to make the types of direct equity investments that we target as part of our business strategy. We compete for such investments with a large number of private equity and venture capital funds, other equity and non-equity based investment funds, investment banks and other sources of financing, including traditional financial services companies such as commercial banks and specialty finance companies. Many of our competitors are substantially larger than we are and have considerably greater financial, technical and marketing resources than we do. We may be at a competitive disadvantage with our competitors in a particular industry or investment, as some of them have greater capital, lower targeted returns, a greater willingness to take on risk, more personnel or greater sector or investment strategy specific expertise. We and the Adviser may be unable to find a sufficient number of attractive opportunities to meet our investment objective and there is no assurance as to the timing of investments. The Adviser expects us to benefit from its relationships and experience making investments; however, there can be no assurance that the Adviser will be able to maintain or draw upon such relationships, which could have an adverse effect on our ability to find suitable investments and otherwise achieve our investment objective. Furthermore, the Adviser will emphasize or de-emphasize different aspects of its investment strategy from time to time, and refine or add to our investment strategy, to respond to changes in market conditions, and there can be no assurance that the Adviser will follow the investment strategy and process described herein for every investment.

Non United States Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. investments risk
Non-U.S. securities involve certain factors not typically associated with investing in U.S. securities, including risks relating to the following: (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various foreign currencies in which foreign investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) inflation matters, including rapid fluctuations in inflation rates; (iii) differences between the
U.S. and foreign securities markets, including potential price volatility in and relative liquidity of some foreign securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the potential of less government supervision and regulation; (iv) economic, social and political risks, including potential exchange control regulations and restrictions on foreign investment and repatriation of capital, the risks of political, economic or social instability and the possibility of expropriation or confiscatory taxation; (v) the possible imposition of foreign taxes on income and gains recognized with respect to such securities; and (vi) difficulties in enforcing legal judgements in foreign courts. Laws and regulations of foreign countries may impose restrictions that would not exist in the United States and may require financing and structuring alternatives that differ significantly from those customarily used in the United States. No assurance can be given that a change in political or economic climate, or particular legal or regulatory risks, including changes in regulations regarding foreign ownership of assets or repatriation of funds or changes in taxation might not adversely affect an investment by us.

Global Economic Conditions Including Those From Macro Trends And Global Events May Adversely Affect Our Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global economic conditions, including those from macro-trends and global events, may adversely affect our investments.
Because we intend to invest in companies located in various nations, our overall performance depends in part on worldwide economic conditions. Global financial developments, downturns, and global health crises or pandemics may harm us, including due to disruptions or restrictions on our employees’ ability to work and travel. The economies of the regions in which we intend to invest have been affected from time to time by falling demand for a variety of goods and services, restricted credit, poor liquidity, reduced corporate profitability, volatility in credit, equity, and foreign exchange markets, bankruptcies, labor shortages, labor unrest, pandemics, natural disasters, supply chain disruptions, inflation, and overall uncertainty with respect to the economy, including with respect to tariff and trade issues.
Ongoing armed conflicts around the world, such as the invasion of Ukraine by Russia and recently, the conflict in and adjacent to Israel, could create or exacerbate risks facing our business. The Russia-Ukraine conflict specifically results in numerous countries, including the United States, imposing significant new sanctions and export controls against Russia, Russian banks, and certain Russian individuals. These armed conflicts have resulted and could continue to result in, disruptions to trade, commerce, pricing stability, and/or supply chain continuity, and have introduced significant uncertainty into the global markets. If global economic conditions remain uncertain or deteriorate further, particularly to the extent such conflicts escalate to involve additional countries, we could see potential scenarios having a material adverse effect on the businesses in which we intend to invest.
We believe that other potential conflicts could result in similar disruptions in the regions in which we intend to invest. Such potential conflicts could include a military conflict between mainland China and Taiwan. While we do not intend to invest in China, a conflict between China and Taiwan, or any other conflict involving China, could adversely affect global economic conditions and the companies in which we invest. Moreover, a military conflict between China and Taiwan could disrupt the supply of goods and products relied on by companies in the digital asset services and technology industry, such as advanced semiconductor chips and other products that are sourced from Taiwan. Such a conflict would also likely limit access to key Chinese ports and exporters due to both military actions and potential international sanctions, which could adversely affect the global economy, generally, and companies in which we intend to invest, specifically.

Our Investment Portfolio Will Be Recorded At Fair Value As Uncertainty As To Value Of Our Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our investment portfolio will be recorded at fair value as determined in good faith in accordance with procedures established by our Board and, as a result, there is and will be uncertainty as to the value of our portfolio investments.
Under the Investment Company Act, we are required to carry our portfolio investments at market value or, if there is no readily available market value, at fair value as determined in good faith in accordance with policies and procedures established by our Board pursuant to the requirements of Rule 2a-5 under the Investment Company Act. There may not be a public or active secondary market for certain of the types of investments that we hold and intend to make. Our principal investments will not be publicly traded on a securities exchange but, instead, may be quoted on a private secondary marketplace that is registered as a broker-dealer and operated as an ATS in accordance with the requirements of Regulation ATS under the Securities Exchange Act or may be offered through electronic (or other) platforms that are registered as broker-dealers but not operated as alternative trading systems. As a result, we will value these investments quarterly at fair value as determined in good faith in accordance with valuation policies and procedures meeting the requirements of Rule 2a-5 under the Investment Company Act.
Our valuation policies and procedures, as adopted by the Board, are designed to achieve the following objectives: (1) to periodically assess any material risks associated with the determination of the fair value of our investments and to manage these risks; (2) to select and apply a methodology for determining the fair value of our investments and to periodically review the appropriateness and accuracy of this methodology, as well as to monitor for circumstances that may necessitate the use of fair value; (3) to test the appropriateness and accuracy of the fair value methodology that has been selected; and (4) to oversee pricing service providers, if used, including establishing the process for approving, monitoring, and evaluating each pricing service provider. Consistent with applicable requirements, the Board has designated the Adviser as Valuation Designee (“Valuation Designee”) under our valuation policies and procedures to perform the fair value determination for all our investments. The Board will retain responsibility to oversee the Adviser in performing its role as Valuation Designee. The Adviser, however, will be required to submit quarterly and annual reports relating to its function as Valuation Designee. In addition, it will be required to promptly notify the Board if matters that materially affect the fair value of the portfolio of investments occur, including a significant deficiency or material weakness in the design or effectiveness of the Adviser’s fair valuation determination process or material errors in the calculation of net asset value within five days after the Adviser becomes aware of the matter.
The determination of fair value, and thus the amount of unrealized appreciation or depreciation we may recognize in any reporting period, is to a degree subjective, and the Adviser may have a conflict of interest in making fair value determinations. To minimize the possibility of conflict, however, the Adviser will specify the titles of persons responsible for determining the fair value of particular investments (including by specifying the particular functions for which they are responsible) and will reasonably segregate fair value determinations from the portfolio management function by mandating that portfolio managers may not determine, or effectively determine by exerting substantial influence on, the fair values ascribed to our investments.

Any Unrealized Losses We Experience On Our Portfolio May Be Indication Of Future Realized Losses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Any unrealized losses we experience on our portfolio may be an indication of future realized losses.
As a registered closed-end management investment company, we are required to carry our investments at market value or, if no market value is ascertainable, at the fair value as determined in good faith by the Adviser as the valuation designee pursuant to policies and procedures approved by our board of directors. Decreases in the market values or fair values of our investments are recorded as unrealized depreciation. Any unrealized losses in our portfolio could be an indication of an issuer’s inability to meet its repayment obligations. This could result in realized losses in the future.

Efforts To Comply With Sarbanes Oxley Act Will Involve Significant Expenditures And Non Compliance With Such Regulations May Adversely Affect United States Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Efforts to comply with the Sarbanes-Oxley Act will involve significant expenditures, and non-compliance with such regulations may adversely affect us.
We are subject to the Sarbanes-Oxley Act and the related rules and regulations promulgated by the SEC. We are required to periodically review our internal control over financial reporting, and evaluate and disclose changes in our internal control over financial reporting. Developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance. This process will also result in a diversion of management’s time and attention. We cannot be certain as to the timing of the completion of our evaluation, testing and remediation actions or the impact of the same on our operations and we may not be able to ensure that the process is effective or that our internal control over financial reporting will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.

If We Fail To Maintain Effective System Of Internal Control Over Financial Reporting Stockholders Could Lose Confidence In Our Financial And Or Public Reporting Which Would Harm Our Business Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If we fail to maintain an effective system of internal control over financial reporting, we may not be able to accurately report our financial results or prevent fraud. As a result, stockholders could lose confidence in our financial and other public reporting, which would harm our business.
Effective internal control over financial reporting is necessary for us to provide reliable financial reports and, together with adequate disclosure controls and procedures, are designed to prevent fraud. Any failure to implement required new or improved controls, or difficulties encountered in their implementation, could cause us to fail to meet our reporting obligations. Inferior internal controls could also cause investors and lenders to lose confidence in our reported financial information, which could have a negative effect on our ability to continue the offering.

Investment Methodology Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment methodology
We may employ certain strategies that depend upon the reliability and accuracy of the Adviser’s analytical investment processes. To the extent such investment processes (or the assumptions underlying them) do not prove to be correct, we may not perform as anticipated, which could result in substantial losses.

Identification Of Appropriate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Identification of appropriate investments
Our success as a whole depends on the identification and availability of suitable investment opportunities and terms. The availability and terms of investment opportunities will be subject to market conditions, prevailing regulatory conditions in regions where we may invest, and other factors outside our control. In addition, we may find ourselves in competition with other funds that have entered or may enter its markets or with private equity funds and financial institutions that may be willing to extend financing on terms that are more favorable to the portfolio company than the Adviser believes are appropriate in light of the risk of the investment. Therefore, there can be no assurance that appropriate investments will be available to, or identified or selected by, us.

Concentration Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Concentration of investments
The Company’s investments will be concentrated in the digital asset services and technology industry. Under the Investment Company Act, concentration is deemed to occur when 25% or more of the value of a management company’s total assets is invested or proposed to be invested in a particular industry or group of industries. Under normal market conditions, we will invest at least 80% of the value of our total assets in equity and equity-linked securities issued by the C1 Thirty companies. We may be further concentrated in the digital asset services and technology industry because under our non-principal strategy, we may invest in (i) U.S. publicly traded equity securities or certain non-U.S. companies that otherwise meet our investment criteria, (ii) if and when such BDCs are organized, BDCs that invest in digital asset services and technology companies, (iii) ETFs that invest in digital asset services and technology companies and (iv) exchange-traded products (“ETPs”) that invest in physical spot Bitcoin or Ether, which are crypto assets that are not registered as securities. ETFs in which we may invest are registered as investment companies under the Investment Company Act and their shares are registered under the Securities Act and listed for trading on a national securities exchange, and ETPs in which we may invest are not registered as investment companies under the Investment Company Act but their shares are registered under the Securities Act and listed for trading on a national securities exchange. To the extent we invest in BDCs, ETFs or ETPs, we will factor in the holdings of such BDCs, ETFs or ETPs when determining the concentration of the Company’s investments. While we believe this investment strategy could best achieve our investment objective, as we have indicated, we will be particularly exposed to the risks attendant to investments in companies within this industry. An economic upturn and positive market movement for companies within this industry, could produce outsized returns for us, as well as other investors in these companies. A significant downturn, however, and adverse market movement could result in material losses for all such companies and investors in them. In any such case, because of our concentration, the effect on our overall financial condition could be significant. Our ability to mitigate these risks may be impaired by our policy not to invest derivatives and other hedging instruments.

Election Not To Invest In Subsequent Financing Rounds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Election not to invest in subsequent financing rounds
Following an initial investment, the issuers that we invest in may give us the opportunity to make additional investments in subsequent financing rounds.
We may elect not to invest in subsequent financing rounds. We have the discretion to invest in subsequent financing rounds, subject to the amount of capital resources available to us relative to the amount of capital desired by the issuers that we invest in, the prospects of such a subsequent financing round, and the requirements of applicable law. Our decision to refrain from investing in subsequent financing rounds may, in some circumstances, jeopardize the continued viability of the issuers that we invest in and our initial investment, or may result in a missed opportunity for us to increase our participation in a successful operation. Even if our capital resources exceeds the amount of capital desired by the issuers that we invest in, we may elect not to invest in subsequent financing rounds because we may not want to increase our concentration of risk, we prefer other opportunities, or the investment may not be consistent with the requirements of applicable law. We do not expect that the Company would be required to invest in a subsequent financing round with respect to any securities that it holds, and the Company will not enter into any commitment that would obligate it to invest in a subsequent financing round.
In addition, we may be unable to invest in subsequent financing rounds in the issuers we invest in that have conducted an IPO as a result of regulatory or financial restrictions.

Litigation And Regulatory Investigations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Litigation and regulatory investigations
The Adviser and its affiliates, from time to time, may be named as defendants in civil proceedings. Litigation or threats of litigation consume time and resources and jeopardize the successful closing of transactions. Moreover, the outcome of such proceedings may materially adversely affect the value of portfolio positions, may be impossible to predict, and may continue unresolved for long periods of time. The expense of prosecuting claims, for which there is no guarantee of success, and/or the expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would generally be borne by us and would reduce net assets.
As an investment adviser, the Adviser expects to have interactions with and inquiries from regulators from time to time, including but not limited to matters related to us, the Adviser and its affiliates.

Associated With Investments In Private Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks associated with investments in private companies.
We will invest principally in private digital asset services and technology companies that have limited resources and operating histories. Such investments involve a number of significant risks, including the following:
•
these companies may have limited financial resources and may be unable to meet their obligations under their existing debt, which may lead to equity financings, possibly at discounted valuations, in which we could be substantially diluted if we do not or cannot participate, bankruptcy or liquidation and the reduction or loss of our equity investment;

•
they typically have limited operating histories, narrower, less established product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

•
they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position;

•
because they are privately owned, there is generally little publicly available information about these businesses; therefore, although the Adviser will perform due diligence investigations on these companies, their operations and their prospects, the Adviser may not learn all of the material information we need to know regarding these businesses and, in the case of investments we acquire on private secondary transactions, the Adviser may be unable to obtain financial or other information regarding the companies with respect to which we invest. Furthermore, there can be no assurance that the information that the Adviser does obtain with respect to any investment is reliable;

•
they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; and

such private companies frequently have much more complex capital structures than public companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have senior or pari passu preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that the Investment Committee members have extensive experience evaluating and investing in private companies with such complex capital structures, there can be no assurance that the Adviser will be able to adequately evaluate the relative risks and benefits of investing in a particular class of a portfolio company’s equity securities. Any failure on the Adviser’s part to properly evaluate the relative rights and value of a class of securities in which we invest could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our net asset value and results of operations.

A portfolio company’s failure to satisfy financial or operating covenants imposed by its lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its assets, which could trigger cross-defaults under other agreements and jeopardize our equity investment in such portfolio company. We may incur expenses to the extent necessary to seek recovery of our equity investment or to negotiate new terms with a financially distressed portfolio company. To the extent we incur such expenses, the common shareholders ultimately will bear the cost of those expenses.

Investments In Private Companies Involve Different And Additional Risk Than Risk Associated With Investments In Public Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in private companies involve different and additional risks than the risks associated with investments in public companies.
Investments in private companies involve a high degree of risk, which can result in substantial losses. There is generally no publicly available information about the operating results and financial condition of private companies, and the Company relies significantly on the diligence of its service providers and agents to obtain information in connection with investment decisions in private companies. If the Company is unable to identify all material information about these private companies, the Company may fail to receive the expected return on investment, or lose some or all of the money invested in private companies. In addition, the private companies that the Company will invest in will usually have shorter operating histories and less experienced management than publicly traded competitors, which may adversely affect the return on, or the recovery of, investments in such businesses.
Additionally, private companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our investment. Private companies also generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Securities Of Our Portfolio Companies Are Generally Illiquid Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The securities of our portfolio companies are generally illiquid.
The securities of our portfolio companies are generally illiquid, and the inability of these portfolio companies to complete an IPO or consummate another liquidity event within our targeted time frame for that investment will extend the holding period of our investments, may adversely affect the value of these investments, and will delay the distribution of gains, if any. The IPO market is, by its very nature, unpredictable. A lack of IPO opportunities for privately held emerging companies could lead to companies staying longer in our portfolio as private entities still requiring funding. This situation may adversely affect the amount of available venture capital funding to companies that cannot complete an IPO. Such stagnation could dampen returns or could lead to unrealized depreciation and realized losses as some companies run short of cash and have to accept lower valuations in private fundings or are not able to access additional capital at all. A lack of IPO opportunities for privately held emerging companies may also cause some venture capital firms to change their strategies, leading some of them to reduce funding of their portfolio companies and making it more difficult for such companies to access capital. This might result in unrealized depreciation and realized losses in such companies by other investment funds, like us, who are co-investors in such companies.

There can be no assurance that we will be able to achieve our targeted return on our portfolio company investments if, as and when they go public.
The equity securities we acquire in a portfolio company are generally subject to contractual transfer limitations imposed on the portfolio company’s stockholders as well as other contractual obligations, such as rights of first refusal and co-sale rights. These obligations generally expire only upon an IPO by the portfolio company or the occurrence of another liquidity/exit event. As a result, prior to an IPO or other liquidity/exit event, our ability to liquidate our private portfolio company positions may be constrained. Transfer restrictions could limit our ability to liquidate our positions in these securities if we are unable to find buyers acceptable to our portfolio companies, or where applicable, their stockholders. Such buyers may not be willing to purchase our investments at adequate prices or in volumes sufficient to liquidate our position, and even where they are willing, other stockholders could exercise their co-sale rights to participate in the sale, thereby reducing the number of shares available to sell by us. Furthermore, prospective buyers may be deterred from entering into purchase transactions with us due to the delay and uncertainty that these transfer and other limitations create.
If the portfolio companies in which we invest do not perform as planned, they may be unable to successfully complete an IPO or consummate another liquidity event within our targeted time frame, or they may decide to abandon their plans for an IPO. In such cases, we will likely exceed our targeted holding period and the value of these investments may decline substantially if an IPO or other exit is no longer viable. We may also be forced to take other steps to exit these investments.
The illiquidity of our portfolio company investments, including those that are quoted on the trading platforms of private secondary marketplaces, may make it difficult for us to sell such investments should the need arise. Also, if we were required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion of our portfolio may be invested in such illiquid securities at all times.
In addition, even if a portfolio company completes an IPO, we will typically not be able to sell our position until any applicable post-IPO lockup restriction expires. As a result of lockup restrictions, the market price of securities that we hold may decline substantially before we are able to sell them following an IPO. There is also no assurance that a meaningful trading market will develop for our publicly traded portfolio companies following an IPO to allow us to liquidate our position when we desire.

Risks From Acquiring C1 Thirty Securities Via Purchases On Private Secondary Marketplaces, Direct Purchases In Private Offerings, And Purchases In One Off Private Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will face risks associated with acquiring securities of C1 Thirty companies through (i) purchases on private secondary marketplaces, (ii) purchases in one-off private transactions, and (iii) direct purchases in private offerings.
We will acquire securities of C1 Thirty companies through three principal channels: (i) purchases on private secondary marketplaces, (ii) purchases in one-off private transactions, and (iii) direct purchases in private offerings. Acquiring securities through these channels subjects us to risks. For example, our ability to find desired investments and to achieve liquidity depends principally on how active private secondary markets are and whether we could obtain reasonable prices for our investments, as further described in the risk factor entitled “Risks related to investing in securities quoted on private secondary marketplaces” below. In addition, with respect to purchases of securities pursuant to purchase agreements that we will enter into for transactions identified through ATSs or one-off private transactions with eligible securityholders, we may be subject to the risk that we may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that we will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that we seek to acquire pursuant to the purchase agreement. While we expect that we will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take us longer than two weeks to obtain the requested approval or waiver. We will structure our purchase agreements for the acquisition of securities issued by C1 Thirty companies to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 30 days from the date of the execution. The purchase agreements will provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 30 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Company receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement.
With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, we conclude that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors of our Common Shares should understand that our conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in us misstating the value of our assets.
In addition, for purchases that we identify through ATSs and for some purchases conducted directly with eligible securityholders, we may be required to pay an additional fee. For transactions identified through an ATS, the fee typically ranges from 1% to 5% of the transaction value. For transactions conducted directly with eligible securityholders where a broker-dealer matches us with the eligible securityholder, the fee to the broker-dealer typically ranges from 2% to 5%. We will account for these fees as a part of the total cost being paid by the Company to acquire the particular securities. If the value of the acquired securities does not exceed our total acquisition cost of the acquired securities, we will realize a loss on this investment when the securities are eventually sold. If the transaction does not settle for reasons such as the issuer exercises its ROFR or if the seller breaches its obligation to sell the securities, we will not incur these fees.

Related To Investing In Securities Traded On Private Secondary Marketplaces Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to investing in securities quoted on private secondary marketplaces.
To acquire investments for our portfolio and to obtain liquidity for these investments, we will utilize private secondary marketplaces that are registered as broker-dealers under Section 15 of the Securities Exchange Act and operated as ATSs in accordance with the requirements of Regulation ATS under the Securities Exchange Act.
Our ability to find desired investments and to achieve liquidity depends principally on how active these markets are and whether we could obtain reasonable prices for our investments. There can be no assurance that the portfolio companies with respect to which we invest through private secondary marketplaces will have or maintain active trading markets, and the prices of those securities may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may result in an inability for us to realize full value on our investment. In addition, wide swings in market prices, which are typical of irregularly traded securities, could cause significant and unexpected declines in the value of our portfolio investments. Further, prices in private secondary marketplaces, where limited information is available, may not accurately reflect the true value of a portfolio company, and may overstate a portfolio company’s actual value, which may cause us to realize future capital losses on our investment in that portfolio company.
Investments in private companies, including through private secondary marketplaces, also entail additional legal and regulatory risks, which expose participants to the risk of liability due to the imbalance of information among participants and participant qualification and other transactional requirements applicable to private securities transactions, the non-compliance with which could result in rescission rights and monetary and other sanctions. The application of these laws within the context of private secondary marketplaces and related market practices are still evolving, and, despite our efforts to comply with applicable laws, we could be exposed to liability. The regulation of private secondary marketplaces is also evolving. Additional state or federal regulation of these markets could result in limits on the operation of or activity on those markets. Conversely, deregulation of these markets could make it easier for investors to invest directly in private companies and affect the attractiveness of the Company as an access vehicle for investment in private shares. Private companies may also seek to limit secondary trading in their stock, such as through contractual transfer restrictions (such as ROFRs), and provisions in company charter documents, investor rights of first refusal and co-sale and/or employment and trading policies further restricting trading. To the extent that these or other developments result in reduced trading activity and/or availability of private company shares, our ability to find investment opportunities and to liquidate our investments could be adversely affected.

Purchasing securities that are quoted on private secondary marketplaces also subjects us to the risk that we may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. In addition, for completed transactions involving private secondary marketplaces, we will incur private secondary marketplace fees that we will account for as a part of the total cost being paid by us to acquire the particular securities. These risks are described in the risk factor immediately prior to this risk factor, on page 23.

Company Is Subject To Counterparty Risk In Connection With One Off Private Transactions With Eligible Security Holders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Company is subject to counterparty risk in connection with one-off private transactions with eligible securityholders.
When acquiring shares in private transactions with eligible securityholders of the C1 Thirty companies, the Company will be subject to counterparty risk. Because transactions with such securityholders are not cleared through a central counterparty, the Company is subject to the risk that a securityholder is unable or unwilling to perform required contractual obligations. Private companies may seek to limit private transfers of their securities, such as through contractual transfer restrictions (such as ROFRs). If the securities purchased by the Company are subject to such restrictions, or if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Company may not to be able to secure the securities that the Company sought to acquire, or the Company may face significant delays in obtaining such securities. There can be no assurance that a counterparty will not default.

We May Not Realize Gains From Our Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not realize gains from our equity investments.
We invest principally in the equity and equity-linked securities issued by up to 30 companies that our Adviser believes are among the 30 leading private digital asset services and technology companies. However, the equity interests we acquire may not appreciate in value and, in fact, may decline in value.
In addition, the private company securities we acquire may be subject to drag-along rights, which could permit other stockholders, under certain circumstances, to force us to liquidate our position in a subject company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude our portfolio companies from realizing liquidity events and impede our exit from these investments. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our equity investments unless and until the portfolio companies in which we invest become publicly traded. In addition, the portfolio companies in which we invest may have substantial debt loads. In such cases, we would typically be last in line behind any creditors in a bankruptcy or liquidation and would likely experience a complete loss on our investment.

Lack Of Liquidity In And Potentially Extended Holding Period Of Many Of Our Investments May Adversely Affect Our Business And Will Delay Any Distributions Of Gains If Any Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The lack of liquidity in, and potentially extended holding period of many of our investments may adversely affect our business and will delay any distributions of gains, if any.
Our investments will generally not be in publicly traded securities. Although we expect that some of our equity investments will trade on private secondary marketplaces, certain of the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. In addition, while some portfolio companies may trade on private secondary marketplaces, we can provide no assurance that such a trading market will continue or remain active, or that we will be able to sell our position in any portfolio company at the time we desire to do so and at the price we anticipate. The illiquidity of our investments, including those that are quoted on private secondary marketplaces, will make it difficult for us to sell such investments if the need arises. Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio may be invested in such illiquid securities from time to time.
In addition, because we generally invest in equity and equity-linked securities, with respect to the majority of our portfolio companies, we do not expect regular realization events, if any, to occur in the near term. We expect that our holdings of equity securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur.

We Will Not Hold Controlling Equity Interests In Our Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will not hold controlling equity interests in our portfolio companies.
We will not take controlling equity positions in our portfolio companies. As a result, we will be subject to the risk that a portfolio company may make business decisions with which we disagree, and the stockholders and management of a portfolio company may take risks or otherwise act in ways that are adverse to our interests. In addition, other stockholders, such as venture capital and private equity sponsors, that have substantial investments in our portfolio companies may have interests that differ from that of the portfolio company or its minority stockholders, which may lead them to take actions that could materially and adversely affect the value of our investment in the portfolio company. Due to the lack of liquidity for the equity and equity-linked investments that we will typically hold in our portfolio companies, we may not be able to dispose of our investments in the event we disagree with the actions of a portfolio company or its substantial stockholders, and may therefore suffer a decrease in the value of our investments.

Investments In Rights Warrants Convertible Securities And Equity Linked Securities Subject Company To Additional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investments in rights, warrants, convertible securities and equity-linked securities subject the Company to additional risks.
Investments in rights, warrants, convertible securities and equity-linked securities may subject the Company to similar risks as those associated with investments in capital stock as well as additional risks associated with investments in derivative securities. The trading price of rights, warrants, convertible securities and equity-linked securities may not equal the underlying value of the equity to which they are linked. Rights, warrants and convertible securities grant their holders the option to acquire the underlying equity securities. Unlike capital stock, they do not confer dividend or voting rights with respect to the underlying equity securities. While the value of rights, warrants and convertible securities is based on the value of the underlying equity securities, the value of a right, warrant or convertible security may not move in tandem with the underlying equity security and may expire worthless. Because equity-linked securities are sometimes issued by a third party other than the issuer of the underlying equity security, the Company is subject to risks if the underlying equity security, reference rate or index underperforms, or if the issuer defaults on the payments at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Company to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Company’s portfolio.

Reliance On Portfolio Company Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on portfolio company management
The day-to-day operations of the portfolio companies in which we will invest will be the responsibility of such portfolio company’s management team. We do not intend to seek representation on the board of directors of portfolio companies or otherwise provide management or strategic planning assistance, and will not have an active role in the day-to-day management of the companies in which we invest. Although the Adviser will be responsible for monitoring the performance of each investment, there can be no assurance that the existing management team, or any successor, will be able to operate the company successfully, or in a way that is consistent with our investment objective. To the extent that the senior management of a portfolio company performs poorly, or if a key manager of a portfolio company terminates employment, our investment in such company could be adversely affected. There are many challenges faced by leaders of emerging private companies, including resignations or dismissals of senior executive officers and other top managers, disputes among investors and board members, regulatory hurdles, bad press, allegedly unethical or illegal business practices, competition from larger companies with better resources and experience, and management complicity in discrimination and hostile workplace environments on account of race or gender. Our returns will depend in large part on the performance of these unrelated individuals and could be substantially adversely affected by the unfavorable performance of a small number of such individuals.
In addition, we will generally participate in the capital structure of the portfolio companies on the basis of financial projections for such portfolio companies. Projected operating results will normally be based in part on the judgment of the management of the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be obtained, and actual results may vary significantly from the projections. In circumstances in which the Adviser relies on information from corporate management, the Company may be subject to the risk of dysfunctional or fraudulent management and/or accounting irregularities.

Limited Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited information
Only limited information may be made available to us regarding our investments in potential portfolio companies. There generally will be little or no publicly available information regarding the status and prospects of the portfolio company. Investment decisions may depend on the Adviser’s ability to obtain relevant information from non-public sources, and the Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify. There is a risk that: (i) there are facts or circumstances pertaining to a portfolio company that the public (including us and the Adviser) are not aware of; and (ii) publicly available information concerning the a portfolio company upon which the Adviser relies may prove to be inaccurate, and, as a result of (i) or (ii), the investor may suffer a partial or complete loss on its investment.

No Guarantee Of Future Access To Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No guarantee of future access to information
Each portfolio company is under no obligation to furnish, or may generally resist providing, information to us with respect to any securities of the portfolio company, and we may waive or have contractual limitations with respect to such securities. Exercise and use of any information rights with respect to the portfolio company shall be at our sole discretion.

Contingent Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent liabilities
We will invest a substantial portion of our assets in private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of distributions previously made to us.

Difficulty Of Asset Valuations Or Appraisals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Difficulty of asset valuations or appraisals
We hold investments that are not listed on any stock exchange and/or which may be illiquid without a readily independent market valuation. We are required to fair value such investments and expect to conduct our own fair valuations consistent with valuation policies and procedures adopted by the Board. The Adviser also utilizes alternative valuation methods, such as engaging third-party valuation providers or pricing services, as it determines is necessary in order to fair value such investments. All valuation methods necessarily involve a level of subjectivity for which objective support is unavailable. If a third party is used to assist with asset valuations, we will ultimately be responsible for the valuation of such assets notwithstanding the assistance from an independent third party provider.

Associated With Investments In Business Development Companies Exchange Traded Funds And Exchange Traded Products [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Investments in BDCs, ETFs and ETPs
The Company may invest, as a non-principal investment strategy, in BDCs, ETFs and ETPs. An investment in a BDC, ETF or ETP generally presents the same principal risks as an investment in a mutual fund that has the same investment objectives, strategies, and policies. The price of a BDC, ETF or ETP can fluctuate up or down, and the Company could lose money investing in a BDC, ETF or ETP if the prices of the securities owned by them decrease. In addition, BDCs, ETFs and ETPs may be subject to the following risks that do not apply to conventional mutual funds: (i) the market price of a BDC’s, ETF’s or ETP’s shares may trade above or below their NAV; (ii) an active trading market for a BDC’s, ETF’s or ETP’s shares may not develop or be maintained; or (iii) if a BDC’s, ETF’s or ETP’s shares are listed on an exchange, trading of such shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or by the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) that halt stock trading generally. Further, the BDCs, ETFs and ETPs in which we may invest are not subject to the Company’s investment policies and restrictions. The Company will generally receive information regarding the portfolio holdings of BDCs, ETFs and ETPs only when that information is made available to the public. The Company cannot dictate how the BDCs, ETFs and ETPs invest their assets. The BDCs, ETFs and ETPs may invest their assets in securities and other instruments and may use investment techniques and strategies that are not described in this prospectus. Notably, unlike the Company, ETPs may invest directly in physical spot digital assets or crypto assets and therefore they are directly subject to the risks associated with investments digital assets or crypto assets. Common stockholders will bear two layers of fees and expenses with respect to the Company’s investments in BDCs, ETFs and ETPs because each of the Company and the BDCs, ETFs and ETPs will charge fees and incur separate expenses.

Because We Intend To Invest In Digital Asset Services And Technology Companies We Expect Operations Of Such Companies To Be Subject To Risk Associated With Investments In This Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because we intend to invest in digital asset services and technology companies, we expect the operations of such companies to be subject to risks associated with investments in this industry.
We intend to invest in digital asset services and technology companies. Investments in these businesses involve special risks, including the following risks, among others, any of which could be detrimental to the value of businesses in which we invest and consequently the value of our shares.
•
Digital assets have been, and may be, used by bad actors to execute black market transactions, commit fraud, launder funds, evade taxes or economic sanctions, finance terrorism and other illegal activities, which could negatively impact the reputation and business of the companies in which we invest.

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Digital asset markets, trading platforms and related services are experiencing rapid technological developments and growth. However, they may decline in popularity, or even face obsolescence, due to slowing usage or acceptance of digital assets and unexpected technical or business incompatibilities between currencies and related trading services.

•
The digital asset trading industry is rapidly evolving and has experienced significant uncertainty and volatility due to numerous factors (including the risks set forth in this risk factor). We expect our portfolio companies will face significant competition, uncertainty and volatility as digital asset trading businesses continue to evolve, which could have a material adverse effect on our business. For example, a security breach or another incident that affects a particular digital asset such as Bitcoin or Ether may affect the digital asset industry as a whole, thereby impacting our business. As a result, future negative developments may reduce the value of the private digital asset services and technology companies in which we intend to invest and as a result our investments in such companies may be over-valued.

•
Due to unfamiliarity and negative publicity surrounding the digital asset industry and digital asset trading platforms (including the quality, security and reliability of technologies employed by these platforms), existing and potential customers may lose confidence in the businesses in which we invest.

•
Digital asset trading platforms may be subject to disputes and claims from customers who incur losses related to the use of such platforms, which could adversely affect the value of our investments in such platforms.

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We may invest in companies that rely on the functionality of certain “smart contract-based” digital assets. If the underlying smart contracts for digital assets do not operate as expected, they could lose value and our investments could be adversely affected.

•
The companies in which we invest may be required to make significant capital and other investments in their businesses and may not be able to do so based on their operations and financial condition or at a level to remain competitive with competitors that have greater financial resources.

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The companies in which we invest may be subject to stringent security requirements that impose substantial costs and could be the target of attacks or security breaches, which could have a material adverse effect on their businesses and the value of our investments.

U.S. and foreign governments and/or agencies may introduce increasingly complex and stringent laws, regulations and policies, which could have a material adverse effect on the companies in which we invest.

•
The uncertainty surrounding the adoption and implementation of new rules and regulations in the U.S. and foreign countries may lead to increased market volatility, including significant declines in asset value of any given digital asset and the digital asset industry as a whole.

•
Several governments and agencies, including the U.S. Federal Reserve Bank (the “Federal Reserve”), are evaluating, have announced or are preliminarily implementing central bank digital “fiat” currencies which may be fully technically compatible. Thus, central bank digital “fiat” currencies may adversely affect our investments by reducing the market viability of the services provided by the companies in which we invest.

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Increased environmental concerns about specific digital asset mining technologies and related political actions impacting mining capabilities taken by the U.S. or foreign governments may have a material adverse effect on the business of companies in which we invest.

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Future developments regarding the treatment of digital assets for U.S. federal income and/or foreign tax purposes could adversely impact the business of companies in which we invest.

•
The companies in which we invest may be subject to complex financial accounting rules, and there is limited guidance from accounting standard setting bodies. If financial accounting standards undergo significant changes, the operating results of companies in which we invest could be adversely affected.

Any of the foregoing factors could have an adverse impact on the operations, and the value of the shares, of our portfolio companies which in turn could have a corresponding adverse effect on the value of our shares and could cause you to lose all or substantially all of the value of your investment in us.

Recent Developments In Digital Asset Digital Asset Ecosystem Significant Negative Publicity Surrounding Digital Assets Broadly And Market Wide Declines In Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent developments in the digital asset economy have led to extreme volatility and disruption in digital asset markets, a loss of confidence in participants of the digital asset ecosystem, significant negative publicity surrounding digital assets broadly and market-wide declines in liquidity.
Digital asset prices fluctuate widely. This has led to volatility and disruption in the digital asset services and technology industry and financial difficulties for several prominent industry participants, including digital asset trading platforms, hedge funds and lending platforms. For example, in 2022, digital asset lenders Celsius Network LLC and Voyager Digital Ltd. and digital asset hedge fund Three Arrows Capital each declared bankruptcy. Developments like these have resulted in a loss of confidence in participants in the digital asset services and technology industry, negative publicity surrounding digital assets more broadly and market-wide declines in digital asset trading prices and liquidity.
Also in 2022, FTX, one of the largest digital asset trading platforms by volume at the time, halted customer withdrawals amid rumors of the company’s liquidity issues and likely insolvency. Shortly thereafter, FTX’s CEO resigned and FTX and several affiliates of FTX filed for bankruptcy. The U.S. Department of Justice (“DOJ”) subsequently brought criminal charges, including charges of fraud, violations of federal securities laws, money laundering, and campaign finance offenses, against FTX’s former CEO and others. In November 2023, FTX’s former CEO was convicted of fraud and money laundering. Similar charges related to violations of anti-money laundering laws were brought in November 2023 against Binance and its former CEO. FTX is also under investigation by the SEC, the DOJ and the Commodity Futures Trading Commission (“CFTC”), as well as by various regulatory authorities in the Bahamas, Europe and other jurisdictions. In response to these events, the digital asset markets have experienced extreme price volatility and declines in liquidity. In addition, several other entities in the digital asset industry have filed for bankruptcy since FTX’s bankruptcy filing, such as BlockFi Inc., Terraform Labs Pte. Ltd. and Genesis Global Capital, LLC, a subsidiary of Genesis Global Holdco, LLC.
These events have led to a substantial increase in regulatory and enforcement scrutiny of the industry as a whole and of digital asset trading platforms in particular, including from the DOJ, the SEC, the CFTC, the White House and Congress. For example, in June 2023, the SEC brought charges against Binance and
Coinbase, two of the largest digital asset trading platforms, alleging that Binance and Coinbase offered and sold certain crypto assets as the subject of investment contracts. Binance subsequently announced that it would be suspending United States dollar (“USD”) deposits and withdrawals on Binance and that it planned to delist its USD trading pairs. In addition, in November 2023, the SEC brought similar charges against Kraken alleging that it offered and sold certain crypto assets as the subject of investment contracts. The actions against prominent figures in the digital asset services and technology industry, such as those against Binance, Coinbase and Kraken, have led, and may in the future lead, to further volatility in digital asset prices and in the industry more broadly.
These events are continuing to develop at a rapid pace and it is not possible to predict at this time all of the risks that they may pose to us or the digital asset industry as a whole. These events also have also led to significant negative publicity around digital asset market participants. Continued disruption and instability in the digital asset markets as these events develop could have a material adverse effect on the operations, and the value of the shares, of our portfolio companies which in turn could have a corresponding adverse effect on the value of our shares and could cause you to lose all or substantially all of the value of your investment in us.

To Extent Exchange Traded Products In Which Company Invests In Will Be Materially Adversely Affected By Manifestation Of Se All Of Described Below Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
To the extent that we invest in ETPs that hold Bitcoin or Ether, the financial return on these products will relate directly to the value of their digital assets, and the value of such digital assets may be highly volatile and subject to fluctuations due to a number of factors. Therefore, valuation of the ETPs in which the Company invests in will be materially adversely affected by the manifestation of these risks all of the risks described below.
While we will not invest directly in any digital assets, we may from time to time, as a non-principal investment strategy, invest in ETPs that invest in physical spot Bitcoin or Ether. The value of these ETPs relates directly to the value of the digital assets they hold, and fluctuations in the price of such digital assets could adversely affect the value of our investments and overall value of our investment portfolio. The market price of Bitcoin and Ether may be highly volatile, and subject to a number of factors, including:
•
an increase in the global supply of Bitcoin and/or other digital assets;

•
manipulative trading activity on digital asset trading platforms, which platforms, in many cases, may be operating out of compliance with regulation;

•
the adoption of digital assets as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of open-source software protocols on which digital assets rely;

•
forks in the blockchains used by digital assets;

•
investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or digital assets, and digital asset trading platform rates;

•
consumer preferences and perceptions of Bitcoin specifically and digital assets generally;

•
fiat currency withdrawal and deposit policies on digital asset trading platforms;

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the liquidity of digital asset markets and any increase or decrease in trading volume on digital asset markets;

•
investment and trading activities of large investors that invest directly or indirectly in Bitcoin, Ether or other digital assets;

•
a “short squeeze” resulting from speculation on the price of Bitcoin, Ether or other digital assets, if aggregate short exposure exceeds the number of shares of the digital asset fund available for purchase;

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an active derivatives market for Bitcoin or Ether specifically or for digital assets generally;

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a determination that Bitcoin, Ether or other digital assets are, in fact, securities or changes in their status under the federal securities laws, or that such digital assets could be offered and sold as the subject of investment contracts, and thus be subject to regulation under applicable federal securities laws;

•
monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of digital assets as a form of payment or the purchase of digital assets on the digital asset markets;

global or regional political, economic or financial conditions, events and situations, such as the novel coronavirus outbreak;

•
fees associated with processing digital asset transactions and the speed at which digital asset transactions are settled;

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interruptions in service from or closures or failures of major digital asset trading platforms;

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decreased confidence in digital asset trading platforms due to the platform operating out of compliance with regulation;

•
increased competition from other forms of digital assets or payment services; and

•
the value of digital assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in digital assets generally may not be based on fundamental analysis.

In addition, there is no assurance that Bitcoin or Ether will maintain their value in the long or intermediate term. In the event that the price of Bitcoin or Ether decline, the value of ETPs in which we may invest will likely decline.

Digital Assets And Or Digital Assets Mselves May Be Required To Be Registered Under Federal Securities Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Although digital assets, such as Bitcoin and Ether, are often referred to as “cryptocurrencies,” they are not widely accepted as a means of payment. The offer and sale of such digital assets, and/or the digital assets themselves, may be required to be registered under the federal securities laws. The value of Bitcoin, Ether and other digital assets may also be subject to momentum pricing due to speculation regarding future appreciation in value, leading to greater volatility that could adversely affect the value of our shares. Momentum pricing typically is associated with growth stocks and other assets whose valuation, as determined by the investing public, accounts for future appreciation in value, if any. We believe that momentum pricing of digital assets has increased the volatility of the price of digital assets. As a result, digital asset may be more likely to fluctuate in value due to changing investor confidence, which could impact future appreciation or depreciation of the digital asset service and technology companies in which we may invest and consequently the value of our shares and your investment in us.
Experience Fraud Market Manipulation Business Failures Security Failures Or Operational Problems Which May Adversely Affect Value Of Our Investments In Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Because digital asset trading platforms may be operating out of compliance with regulation, our portfolio companies may experience fraud, market manipulation, business failures, security failures or operational problems, which may adversely affect the value of our investments in them.
We may invest in companies that provide services to, or rely on, or integrate with electronic marketplaces where trading platform participants may trade, buy and sell digital assets. The largest digital asset trading platforms are online and typically trade on a 24-hour basis, publishing transaction price and volume data. Digital asset trading platforms are relatively new and may be operating out of compliance with regulation. While many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices and regulatory compliance, many other digital asset trading platforms do not provide this information. Furthermore, while digital asset trading platforms are and may continue to be subject to federal and state licensing requirements in the United States, digital asset trading platforms do not currently appear to be subject to regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms.
Many digital asset trading platforms may be operating out of compliance with regulation, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. In particular, those located outside the United States may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions and may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading activity on or reported by regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues. Any actual or perceived false trading in the market, and any other fraudulent or manipulative acts and practices, could adversely affect the market perception and value of digital assets, which could in turn adversely impact the value of our shares.

The SEC has also identified possible sources of fraud and manipulation in the digital asset markets generally, including, among others (1) “wash-trading”; (2) persons with a dominant position in Bitcoin manipulating Bitcoin pricing; (3) hacking of the Bitcoin network and trading platforms; (4) malicious control of the Bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in Bitcoin, new sources of demand for Bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported “stablecoins,” including Tether; and (7) fraud and manipulation at digital asset markets. The use or presence of such acts and practices in the digital asset markets could, for example, falsely inflate the volume of Bitcoin present in the digital asset markets or cause distortions in the price of Bitcoin, among other things that could adversely affect the companies in which we invest. Moreover, tools to detect and deter fraudulent or manipulative trading activities, such as market manipulation, front-running of trades, and wash-trading, may not be available to or employed by digital asset markets, or may not exist at all. Many digital asset markets also lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent “flash crashes,” such as limit-down circuit breakers. As a result, the prices of digital assets on such markets may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges.
In addition, over the past several years, some digital asset trading platforms have been closed, been subject to criminal and civil litigation and have entered into bankruptcy proceedings due to fraud and manipulative activity, business failure and/or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.
Negative perception, a lack of stability and standardized regulation in the digital asset markets and/or the closure or temporary shutdown of digital asset trading platforms due to fraud, business failure, security breaches or government mandated regulation, and associated losses by customers, may reduce confidence in and diminish the value of the digital asset service and technology companies in which we invest. These potential consequences of such a digital asset trading platform’s failure could adversely affect the value of our assets and consequently our shares.

Portfolio Companies May Be Impacted By Activities Of Stablecoin Issuers And Regulatory Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in companies that hold, rely on, or provide services and technology related to stablecoins, and the value of such portfolio companies may be impacted by the activities of stablecoin issuers and their regulatory treatment.
While the Company will not directly invest in stablecoins, the companies in which we invest may hold, rely on, or provide services and technology related to stablecoins. As a result, we may be exposed to these and other risks that stablecoins pose for the digital asset market, generally, and digital asset services and technology companies, specifically. Stablecoins are digital assets designed to have a stable value over time as compared to typically volatile digital assets, and are typically marketed as being pegged to a fiat currency, such as the U.S. dollar, at a certain value. Although the prices of stablecoins are intended to be stable, in many cases their prices fluctuate, sometimes significantly. This volatility has in the past impacted the prices of certain digital assets, and has at times caused certain stablecoins to lose their “peg” to the underlying fiat currency. Stablecoins are a relatively new phenomenon, and it is impossible to know all of the risks that they could pose to participants in the digital asset markets. For instance, stablecoins are reliant on the U.S. banking system and U.S. treasuries, and the failure of either to function normally could impede the function of stablecoins or lead to outsized redemption requests, and therefore could adversely affect the value of our investments in companies exposed to stablecoins and consequently the value of our shares.
Some stablecoins have been asserted to be securities under the federal securities laws. For example, in 2023, the SEC alleged that certain stablecoins, such as BUSD and USDT, have been offered and sold as the subject of investment contracts, and therefore subject to regulation as a security under applicable federal securities laws. A determination that a popular stablecoin is a security could lead to outsized redemption requests, and therefore could adversely affect the broader value of the Shares.

Given the role that stablecoins play in global digital asset markets, their fundamental liquidity can have a dramatic impact on the broader digital asset market, including the companies in which we intend to invest. Because a large portion of the digital asset market still depends on stablecoins such as Tether and USDC, there is a risk that a disorderly de-pegging or a run on Tether or USDC could lead to dramatic market volatility in, and/or materially and adversely affect the prices of, digital assets more broadly, which could materially and adversely affect the value of the companies in which we intend to invest.
Volatility in stablecoins, operational issues with stablecoins (for example, technical issues that prevent settlement), concerns about the sufficiency of any reserves that support stablecoins, or regulatory concerns about stablecoin issuers or intermediaries could adversely affect the price of digital assets and the value of digital asset companies in which we invest and in turn the value of our shares.

Expect Value Our Investments In Digital Asset Companies And In Turn Of Your Shares In Us Could Be Adversely Affected Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The future development and growth of the digital asset industry is subject to a variety of factors that are difficult to predict and evaluate. If the digital asset industry does not grow as we expect, the value our investments in digital asset companies, and in turn of your shares in us, could be adversely affected.
Digital assets built on blockchain technology were only recently introduced and remain in the early stages of development. In addition, different digital assets are designed for different purposes. Bitcoin, for instance, was designed to serve as a peer-to-peer electronic cash system, while Ethereum was designed to be a smart contract and decentralized application platform. Many other digital asset networks — ranging from cloud computing to tokenized securities networks — have only recently been established. The further growth and development of any digital assets and their underlying networks and other cryptographic and algorithmic protocols governing the creation, transfer, and usage of digital assets represent a new and evolving paradigm that is subject to a variety of factors that are difficult to evaluate, including:
•
many digital asset networks have limited operating histories, have not been validated in production, and are still in the process of developing and making significant decisions that will affect the design, supply, issuance, functionality, and governance of their respective digital assets and underlying blockchain networks, any of which could adversely affect their respective digital assets;

•
many digital asset networks are in the process of implementing software upgrades and other changes to their protocols, which could introduce bugs, security risks, or adversely affect the respective digital asset networks;

•
several large networks, including Bitcoin and Ethereum, are developing new features to address fundamental speed, scalability, and energy usage issues. If these issues are not successfully addressed, or are unable to receive widespread adoption, it could adversely affect the underlying digital assets;

•
security issues, bugs, and software errors have been identified with many digital assets and their underlying blockchain networks, some of which have been exploited by malicious actors. There are also inherent security weaknesses in some digital assets, such as when creators of certain digital asset networks use procedures that could allow hackers to counterfeit tokens. Any weaknesses identified with a digital asset could adversely affect its price, security, liquidity, and adoption. If a malicious actor or botnet (a volunteer or hacked collection of computers controlled by networked software coordinating the actions of the computers) obtains a majority of the compute or staking power on a digital asset network, as has happened in the past, it may be able to manipulate transactions, which could cause financial losses to holders, damage the network’s reputation and security, and adversely affect its value;

•
the development of new technologies for mining, such as improved application-specific integrated circuits (commonly referred to as ASICs), or changes in industry patterns, such as the consolidation of mining power in a small number of large mining farms, could reduce the security of blockchain networks, lead to increased liquid supply of digital assets, and reduce a digital asset’s price and attractiveness;

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if rewards and transaction fees for miners or validators on any particular digital network are not sufficiently high to attract and retain miners, a digital asset network’s security and speed may be adversely affected, increasing the likelihood of a malicious attack;

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many digital assets have concentrated ownership or an “admin key,” allowing a small group of holders to have significant unilateral control and influence over key decisions related to their digital asset networks, such as governance decisions and protocol changes, as well as the market price of such digital assets;

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the governance of many decentralized blockchain networks is by voluntary consensus and open competition, and many developers are not directly compensated for their contributions. As a result, there may be a lack of consensus or clarity on the governance of any particular digital asset network, a lack of incentives for developers to maintain or develop the network, and other unforeseen issues, any of which could result in unexpected or undesirable errors, bugs, or changes, or stymie such network’s utility and ability to respond to challenges and grow; and

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many digital asset networks are in the early stages of developing partnerships and collaborations, all of which may not succeed and adversely affect the usability and adoption of the respective digital assets.

Various other technical issues have also been uncovered from time to time that resulted in disabled functionalities, exposure of certain users’ personal information, theft of users’ assets, and other negative consequences, and which required resolution with the attention and efforts of their global miner, user, and development communities. If any such risks or other risks materialize, and in particular if they are not resolved, the development and growth of the digital asset industry may be significantly affected, and, as a result, the business, operating results, and financial condition and value of the digital asset companies in which we invest could be adversely affected, resulting in a decrease in the value of our shares and your investment in us.

Use Of Public Permissionless Blockchains Is Novel Untested And May Contain Inherent Flaws Or Limitations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
There are many public, permissionless blockchains that can vary by, among other things, technical design, consensus mechanism, decentralization, security, scalability, the use cases and applications supported. The use of public, permissionless blockchains is novel, untested and may contain inherent flaws or limitations.
Blockchain is an emerging technology that offers new capabilities which are not fully proven in use. The term “blockchain” refers to a peer-to-peer distributed ledger that is secured using cryptography. A distributed ledger is a shared electronic database where information is recorded and stored across multiple computers; a blockchain is one type of distributed ledger. A blockchain may be open and permissionless or private and permissioned. The Bitcoin and Ethereum blockchains are examples of open, public, permissionless blockchains. Blockchain derives its name from the way it stores transaction data in “blocks” that are linked together to form a chain. As the number of transactions grows, so does the blockchain. Blocks record and confirm the time and sequence of transactions, which are then logged into the blockchain network, which is, with respect to public blockchains, governed by rules agreed on by the network participants.
There are many public, permissionless blockchains that can vary by, among other things, technical design, consensus mechanism, decentralization, security, scalability, the use cases and applications supported. For example, there are numerous differences between the Bitcoin blockchain and Ethereum blockchain set forth in the table below:
Bitcoin	Ethereum
• Designed as a way to carry out relatively simple digital payments; however, Bitcoin is not widely accepted as a means of payment.	• Designed as a network that supports a complex financial ecosystem; however, Ethereum is not widely accepted as a means of payment.
• Cannot support smart contracts.	• Can support smart contracts, software programs that execute automatically when certain conditions are met.
• Fixed Supply: New issuance of Bitcoin is halved about every four years, with total Bitcoin supply capped at 21 million coins.	• Dynamic supply: The supply of Ether is dynamic, and Ether’s supply can shrink or grow depending on several variables, such as the usage of the Ethereum blockchain.

Bitcoin	Ethereum
• Stability: It is relatively difficult to change Bitcoin’s code, reinforcing its value proposition as an alternative monetary instrument rather than a constantly evolving technology platform.	• Evolving: Ethereum has the largest blockchain developer community focused on building applications and making technical improvements to the protocol to support the next generation of applications.
The differences between the Bitcoin blockchain and Ethereum blockchain is exemplary of the many differences among the vast number of public, permissionless blockchains, and underscores that blockchain technology is currently novel, untested and may contain inherent flaws or limitations. In most cases, software used by digital asset issuing entities will be in an early development stage and still unproven. As with other novel software products, the computer code underpinning blockchains may contain errors, or function in unexpected ways. Therefore, there are unknown risks associated with blockchain technology, and therefore, investing in digital assets, even indirectly, is subject to increased risk compared to traditional investments. Known risks associated with blockchain technology include:
•
a blockchain may be vulnerable to attacks to the extent that, in terms of a proof-of-work blockchain, a “miner” or group of “miners” possesses more than 50% of the blockchain’s “hashing” power or that, in terms of a proof-of-stake blockchain, there is concentration in the ownership and/or staking of the blockchain’s native crypto asset;

•
proposed changes to a blockchain’s protocol may not be adopted by a sufficient number of users and validators or users and miners, respectively, which may result in competing blockchains with different native crypto assets and sets of participants (also known as a “fork”);

•
that a blockchain’s protocol, including the code of any smart contracts running on the blockchain, may contain flaws that can be exploited by attackers;

•
that these blockchains have historically faced scalability challenges as they seek to increase their number of users. A greater number of users increases the number of “nodes” that are involved in the processing and maintenance of particular blockchain, and an increase in nodes decreases the network’s efficiency in processing transactions and may result in slowness of transaction processing and finality. A greater number of users also gives rise to variability of transaction fees, and volatility of digital asset prices; and

•
that the native crypto assets of these blockchains are bearer assets that can be irrevocably lost or stolen to the extent that the “private keys” securing the assets are lost or stolen.

Brand Reputation Business Operating Results And Financial Condition And Value Of Our Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our portfolio companies will be subject to an extensive, highly evolving and uncertain regulatory landscape and any adverse changes to, or their failure to comply with, any laws and regulations could adversely affect their brand, reputation, business, operating results, and financial condition and the value of our investments.
The digital asset companies in which we invest are subject to extensive laws, rules, regulations, policies, orders, determinations, directives, treaties, and legal and regulatory interpretations and guidance in the markets in which they operate, which may include those governing financial services and banking, federal government contractors, trust companies, securities, derivative transactions and markets, broker-dealers and ATSs, commodities, credit, digital asset custody, exchange, and transfer, cross-border and domestic money and digital asset transmission, commercial lending, usury, foreign currency exchange, privacy, data governance, data protection, cybersecurity, fraud detection, payment services (including payment processing and settlement services), consumer protection, escheatment, antitrust and competition, bankruptcy, tax, anti-bribery, economic and trade sanctions, anti-money laundering, and counter-terrorist financing. Many of these legal and regulatory regimes were adopted prior to the advent of the internet, mobile technologies, digital assets, generative artificial intelligence (“AI”) and related technologies. As a result, some applicable laws and regulations do not contemplate or address unique issues associated with the digital asset economy, are subject to significant uncertainty, and vary widely across U.S. federal, state, and local and international jurisdictions. These legal and regulatory regimes, including the laws, rules, and regulations thereunder, evolve frequently and may be modified, interpreted, and applied in an inconsistent manner from one jurisdiction to another, and may conflict with one another. Moreover, the complexity and evolving nature of the digital asset industry and the significant uncertainty surrounding the regulation of the digital asset economy requires our portfolio companies to exercise judgment as to whether certain laws, rules, and regulations apply to their businesses, and it is possible that governmental bodies and regulators may disagree with their conclusions. To the extent our portfolio companies have not complied with such laws, rules, and regulations, they could be subject to significant fines, revocation of licenses, limitations on or temporary or permanent suspensions of their products and services, reputational harm, and other regulatory consequences, each of which may be significant and could adversely affect our each of our portfolio companies’ business, operating results, and financial condition.
Additionally, various governmental and regulatory bodies, including legislative and executive bodies, in the United States and in other countries may adopt new laws and regulations, the direction and timing of which may be influenced by changes in the governing administrations and major events in the digital asset economy.
Moreover, our portfolio companies may offer products and services whose functionality or value depends in part on our management of token transaction smart contracts, liquid staking, asset tracking, or other applications that provide novel forms of customer engagement and interaction delivered via blockchain protocols. Our portfolio companies may also offer products and services whose functionality or value depends on their ability to develop, integrate, or otherwise interact with such applications within the bounds of our legal and compliance obligations. The legal and regulatory landscape for such products, including the law governing the rights and obligations between and among smart contract developers and users and the extent to which such relationships entail regulated activity is uncertain and rapidly evolving. Our portfolio companies’ interaction with those applications, and the interaction of other blockchain users with any smart contracts or assets they may generate or control, could present legal, operational, reputational, and regulatory risks for their businesses.
Because our portfolio companies may include businesses that offer a variety of innovative products and services to customers, many of their offerings may be subject to significant regulatory uncertainty and they from time-to-time face regulatory inquiries regarding their current and planned products. For instance, our portfolio companies may facilitate or engage in transactions involving certain stablecoin digital assets. The regulatory treatment of fiat-backed stablecoins is highly uncertain and has drawn significant attention from legislative and regulatory bodies around the world. The issuance and resale of such stablecoins may implicate a variety of banking, deposit, money transmission, prepaid access and stored value, anti-money laundering, commodities, securities, sanctions, and other laws and regulations in the United States and in other jurisdictions. There are substantial uncertainties on how these requirements would apply in practice, and our portfolio companies may face substantial compliance costs to operationalize and comply with these rules. Moreover, our portfolio companies may offer products and services that incorporate digital engagement, including recommendations, incentives, notifications, educational content and relevant news. Legislators and regulators in jurisdictions in which our portfolio companies may operate have solicited comment from the public or proposed or adopted laws or regulations relating to the use of gamification, predictive analytics or other digital engagement features or practices in various products and services, including potential conflicts of interest that may arise as a result of such practices. If such laws or regulations are adopted in jurisdictions in which our portfolio companies operate and deemed to apply to the products and services they offer, our portfolio companies could be required to change the way they market their offerings and interact with existing and prospective customers or modify certain features contained within their products and services, any of which could adversely impact their business, operating results and financial condition. Certain products and services offered by our portfolio companies may be deemed to be engaged in a form of regulated activity for which licensure is required or cause certain portfolio companies to become subject to new and additional forms of regulatory oversight. Additionally, our portfolio companies may offer various staking, rewards, and lending products, all of which are subject to significant regulatory uncertainty, and could implicate a variety of laws and regulations worldwide. For example, there is regulatory uncertainty regarding the status of staking, lending, rewards, and other yield-generating activities under the U.S. federal and state securities laws. Even if our portfolio companies implement policies and procedures, including geofencing for certain products and services, designed to help monitor for and ensure compliance with existing and new laws and regulations, there can be no assurance that our portfolio companies and their employees, contractors, and agents will not violate or otherwise fail to comply with such laws and regulations. To the extent that our portfolio companies or their employees, contractors, or agents are deemed or alleged to have violated or failed to comply with any laws or regulations, including related interpretations, orders, determinations, directives, or guidance, they could be subject to a litany of civil, criminal, and administrative fines, penalties, orders and actions, including being required to suspend or terminate the offering of certain products and services. Moreover, to the extent our portfolio companies’ customers nevertheless access their platforms, products or services outside of jurisdictions where our portfolio companies have obtained required governmental licenses and authorization, they could similarly be subject to a variety of civil, criminal, and administrative fines, penalties, orders and actions as a result of such activity.
Due to their business activities, our portfolio companies may be subject to ongoing examinations, oversight, and reviews and currently are, and expect in the future, to be subject to investigations and inquiries, by U.S. federal and state regulators and foreign financial service regulators, many of which have broad discretion to audit and examine their businesses. Our portfolio companies may be periodically subject to audits and examinations by these regulatory authorities. As a result of findings from these audits and examinations, regulators have, are, and may in the future require our portfolio companies to take certain actions, including amending, updating, or revising their compliance measures from time to time, limiting the kinds of customers that they provide services to, changing, terminating, or delaying their licenses and the introduction of their existing or new product and services, and undertaking further external audit or being subject to further regulatory scrutiny, including investigations and inquiries. Our portfolio companies may receive, examination reports citing violations of rules and regulations, inadequacies in existing compliance programs, and requiring them to enhance certain practices with respect to their compliance programs, including due diligence, monitoring, training, reporting, and recordkeeping. Implementing appropriate measures to properly remediate these examination findings may require our portfolio companies to incur significant costs, and if they fail to properly remediate any of these examination findings, they could face civil litigation, significant fines, damage awards, forced removal of certain employees including members of their executive teams, barring of certain employees from participating in their businesses in whole or in part, revocation of existing licenses, limitations on existing and new products and services, reputational harm, negative impact to their existing relationships with regulators, exposure to criminal liability, or other regulatory consequences. Further, we believe increasingly strict legal and regulatory requirements and additional regulatory investigations and enforcement, any of which could occur or intensify, may continue to result in changes to our portfolio companies’ businesses, as well as increased costs, and supervision and examination for portfolio companies, their agents, and service providers. Moreover, new laws, regulations, or interpretations may result in additional litigation, regulatory investigations, and enforcement or other actions, including preventing or delaying our portfolio companies from offering certain products or services offered by their competitors or could impact how our portfolio companies offer such products and services.
Adverse changes to, or our portfolio companies’ failure to comply with, any laws and regulations, may have an adverse effect on their reputations and brands and their businesses, operating results, and financial conditions and consequently on the value of our shares.

Related To Sanctions Export Control And Anti Money Laundering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
To the extent our portfolio companies have international activities, they will be obligated to comply with the laws, rules, regulations, and policies of a variety of jurisdictions and may be subject to inquiries, investigations, and enforcement actions by U.S. and/or non-U.S. regulators and governmental authorities, including those related to sanctions, export control, and anti-money laundering.
To the extent our portfolio companies have international activities, they will be obligated to comply with the laws, rules, regulations, policies, and legal interpretations of the jurisdictions in which they operate. For instance, financial regulators outside the United States have increased their scrutiny of digital asset trading platforms over time, such as by requiring digital asset trading platforms operating in their local jurisdictions to be regulated and licensed under local laws. Moreover, laws regulating financial services, the internet, mobile technologies, digital assets, and related technologies outside of the United States are highly evolving, extensive and often impose different, more specific, or even conflicting obligations, as well as broader liability. In addition, to the extent our portfolio companies are based in the United States and have international activities, they may be required to comply with laws and regulations related to economic sanctions and export controls enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”), the U.S. Department of Commerce’s Bureau of Industry and Security, and U.S. anti-money laundering and counter-terrorist financing laws and regulations, enforced by the U.S. Financial Crimes Enforcement Network (“FinCEN”) and certain state financial services regulators. U.S. sanctions and export control laws and regulations generally restrict dealings by persons subject to U.S. jurisdiction with certain jurisdictions that are the target of comprehensive embargoes, currently the Crimea Region, the Donetsk People’s Republic, and the Luhansk People’s Republic of Ukraine, Cuba, Iran, North Korea, and Syria, as well as with persons, entities, and governments identified on certain prohibited party lists. Moreover, as a result of the Russian invasion of Ukraine, the United States, the E.U., the United Kingdom, and other jurisdictions have imposed wide-ranging sanctions on Russia and Belarus and persons and entities associated with Russia and Belarus. There can be no certainty regarding whether such governments or other governments will impose additional sanctions, or other economic or military measures against Russia or Belarus. While we intend to invest in companies with robust compliance programs, there can be no guarantee that our portfolio companies’ compliance programs will prevent transactions with particular persons or addresses or prevent every potential violation of OFAC sanctions. Any present or future government inquiries of our portfolio companies relating to sanctions could result in negative consequences, including costs related to government investigations, financial penalties, and harm to our reputation. The impact on us related to such matters could be substantial.
Regulators worldwide frequently study each other’s approaches to the regulation of the digital asset economy. Consequently, developments in any jurisdiction may influence other jurisdictions. New developments in one jurisdiction may be extended to additional services and other jurisdictions. As a result, the risks created by any new law or regulation in one jurisdiction are magnified by the potential that they may be replicated, affecting the business of our portfolio companies in another place or involving another service. Conversely, if regulations diverge worldwide, our portfolio companies may face difficulty adjusting their products, services, and other aspects of their businesses with the same effect. These risks will be heightened to the extent our portfolio companies face increased competitive pressure from other similarly situated businesses that engage in regulatory arbitrage to avoid the compliance costs associated with regulatory changes. These regulatory risks related to international activities may have an adverse effect on our portfolio companies’ businesses, operating results, and financial conditions and consequently on the value of our shares.

Customers Fiat Currencies And Digital Assets Such Failure Could Adversely Impact Such Portfolio Companys Business Operating Results And Financial Condition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
To the extent any of our portfolio companies fail to safeguard and manage their and their customers’ fiat currencies and digital assets, such failure could adversely impact such portfolio company’s business, operating results, and financial condition.
We may invest in portfolio companies that hold cash and safeguard digital assets on behalf of their customers and hold fiat and digital assets for corporate investment and operating purposes. Safeguarding customers’ cash and digital assets is integral to building trust with customers.
We and our portfolio companies may rely on vendors or financial partners’ abilities to manage and accurately hold fiat currency and digital assets, and such management and custody requires a high level of internal controls. We and our portfolio companies are limited in our ability to influence or manage the controls and processes of third-party partners or vendors and may be dependent on our partners’ and vendors’ operations, liquidity and financial condition to manage these risks. As we and our portfolio companies grow and expand, we also must scale and strengthen our internal controls and processes, and monitor our third party partners’ and vendors’ ability to similarly scale and strengthen. Failure to do so could adversely impact our and our portfolio companies’ business, operating results, and financial condition. This is important both to the actual controls and processes and the public perception of the same.
Any inability by us or our portfolio companies to maintain safeguarding procedures, perceived or otherwise, could harm our business, operating results, and financial condition.
Any material failure by our portfolio companies or their partners to maintain the necessary controls, policies, procedures or to manage digital assets they hold could also adversely impact such portfolio company’s business, operating results, and financial condition. Moreover, because custodially held digital assets may be considered to be the property of a bankruptcy estate, in the event of a bankruptcy, digital assets our portfolio companies hold in custody on behalf of their customers could be subject to bankruptcy proceedings and such customers could be treated as general unsecured creditors.
We expect that the digital assets companies in which we invest will have developed and maintained administrative, technical, and physical safeguards designed to comply with applicable legal requirements and industry standards. However, it is nevertheless possible that hackers, employees or service providers acting contrary to such policies, or others could circumvent these safeguards to improperly access our portfolio companies’ systems or documents, or the systems or documents of their business partners, agents, or service providers, and improperly access, obtain, or misuse customer digital assets and funds. The methods used to obtain unauthorized access, disable, or degrade service or sabotage systems are also constantly changing and evolving and may be difficult to anticipate or detect for long periods of time. Insurance coverage for security breaches and security related matters in the digital asset sector is limited and may not cover the extent of loss nor the nature of such loss. The ability to maintain insurance is also subject to the insurance carriers’ ongoing underwriting criteria. Any loss of customer cash or digital assets could result in a subsequent lapse in insurance coverage, which could cause a substantial business disruption, adverse reputational impact, inability to compete with competitors, and regulatory investigations, inquiries, or actions. Additionally, to the extent our portfolio companies conduct transactions through our websites or other electronic channels, such transactions may create risks of fraud, hacking, unauthorized access or acquisition, and other deceptive practices. Any security incident resulting in a compromise of customer assets could result in substantial costs and require the notification of impacted individuals, and in some cases regulators, of a possible or actual incident, exposure to regulatory enforcement actions, including substantial fines, limit the ability to provide services, result in litigation, significant financial losses, reputational damage, and adversely affect business, operating results, financial condition, and cash flows of our portfolio companies and consequently will have a corresponding negative impact on the value of our shares.

We May Invest In Portfolio Companies Our Portfolio Companies Platforms Are Exploited Such Illegal Activities Our Business Could Be Adversely Affected Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in portfolio companies that are at risk of being exploited to facilitate illegal activity such as fraud, money laundering, gambling, tax evasion, and scams. If any of our portfolio companies’ platforms are exploited such illegal activities, our business could be adversely affected.
We may invest in portfolio companies that facilitate digital asset transactions and are at risk of being exploited to facilitate illegal activity including fraud, money laundering, gambling, tax evasion, and scams. Such companies may be specifically targeted by individuals seeking to conduct fraudulent transfers, and it may be difficult or impossible to detect and avoid such transactions in certain circumstances. The use of a portfolio company’s platform for illegal or improper purposes could subject it to claims, individual and class action lawsuits, and government and regulatory investigations, prosecutions, enforcement actions, inquiries, or requests that could result in liability and reputational harm for such portfolio company. Moreover, certain activities that may be legal in one jurisdiction may be illegal in another jurisdiction, and certain activities that are at one time legal may in the future be deemed illegal in the same jurisdiction. As a result, there is significant uncertainty and cost associated with detecting and monitoring transactions for compliance with local laws. In the event that a customer of one of our portfolio companies is found responsible for intentionally or inadvertently violating the laws in any jurisdiction, such portfolio company may be subject to governmental inquiries, enforcement actions, prosecuted, or otherwise held secondarily liable for aiding or facilitating such activities. Changes in law have also increased the penalties for money transmitters for certain illegal activities, and government authorities may consider increased or additional penalties from time to time.
Owners of intellectual property rights or government authorities may seek to bring legal action against money transmitters, for involvement in the sale of infringing or allegedly infringing items. Any threatened or resulting claims against one of our portfolio companies could result in reputational harm, and any resulting liabilities, loss of transaction volume, or increased costs could harm to such portfolio company.
Moreover, while fiat currencies can be used to facilitate illegal activities, digital assets are relatively new and, in many jurisdictions, may be lightly regulated or largely unregulated. Many types of digital assets have characteristics, such as the speed with which digital currency transactions can be conducted, the ability to conduct transactions without the involvement of regulated intermediaries, the ability to engage in transactions across multiple jurisdictions, the irreversible nature of certain digital asset transactions, and encryption technology that anonymizes these transactions, that make digital assets susceptible to use in illegal activity. U.S. federal and state and foreign regulatory authorities and law enforcement agencies, such as the DOJ, SEC, CFTC, FTC, FinCEN, or the Internal Revenue Service (“IRS”), and various state securities and financial regulators have taken and continue to take legal action against persons and entities alleged to be engaged in fraudulent schemes or other illicit activity involving digital assets. Some digital assets that incorporate privacy-enhancing features that obscure the identities of sender and receiver, and may prevent law enforcement officials from tracing the source of funds on the blockchain. As a result, facilitating transactions in these digital assets may lead to increased risk of liability arising out of anti-money laundering and economic sanctions laws and regulations.
We cannot ensure that our portfolio companies will be able to detect all illegal activity using their products or services. If any of our portfolio companies’ customers use their products or services to further such illegal activities, our portfolio companies’ business could be adversely affected having an adverse impact on their operations and the value of their shares which in turn would have a corresponding adverse effect on the value of our shares and could cause you to lose all or substantially all of the value of your investment in us.

We May Invest In Portfolio Companies That Hold Investments In Decentralized Finance Protocols And Our Portfolio Companies May Suffer Losses If Such Protocols Do Not Function As Expected Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may invest in portfolio companies that hold their investments in DeFi protocols and our portfolio companies may suffer losses if such protocols do not function as expected.
We may invest in portfolio companies that hold their investments in various DeFi protocols. These protocols typically achieve their investment purposes through self-executing smart contracts that allow users to invest digital assets in a pool from which other users can borrow without requiring an intermediate party to facilitate these transactions. These investments typically earn interest to the investor based on the rates at which borrowers repay the loan, and can generally be withdrawn with no restrictions. However, these DeFi protocols are subject to various risks, including uncertain regulatory and compliance conditions in large markets such as the United States, the risk that the underlying smart contract is insecure, the risk that borrowers may default and the investor will not be able to recover its investment, the risk that any underlying collateral may experience significant volatility, and the risk of certain core developers with protocol administration rights can make unauthorized or harmful changes to the underlying smart contract. If any of these risks materialize, our portfolio companies’ investments in these DeFi protocols may be adversely impacted, which may in-turn adversely affect the value of our shares.

Due To Unfamiliarity And Some Negative Publicity Associated With Digital Asset Platforms Confidence Or Interest In Digital Asset Platforms May Decline Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Due to unfamiliarity and some negative publicity associated with digital asset platforms, confidence or interest in digital asset platforms may decline.
We may invest in portfolio companies that provide, rely on, or relate to digital asset trading platforms and other digital asset platforms. Digital asset platforms are relatively new and may be operating out of compliance with regulation, and do not provide the public with significant information regarding their ownership structure, management team, corporate practices, cybersecurity, and regulatory compliance. As a result, customers and the general public may lose confidence or interest in digital asset platforms.
Since the inception of the digital asset economy, numerous digital asset platforms have been sued, investigated, or shut down due to fraud, manipulative practices, business failure, and security breaches. In many of these instances, customers of these platforms were not compensated or made whole for their losses. Larger platforms are more appealing targets for hackers and malware, and may also be more likely to be targets of regulatory enforcement actions.
In addition, there have been reports that a significant amount of digital asset trading volume on digital asset platforms is fabricated and false in nature, with a specific focus on unregulated platforms located outside the United States. Such reports may indicate that the market for digital asset platform activities is significantly smaller than otherwise understood.
Negative perception, a lack of stability and standardized regulation in the digital asset economy, and the closure or temporary shutdown of digital asset platforms due to fraud, business failure, hackers or malware, or government mandated regulation, and associated losses suffered by customers may continue to reduce confidence or interest in the digital asset economy and result in greater volatility of the prices of assets, including significant depreciation in value. Any of these events could have an adverse impact on the business and perception of our portfolio companies, which could adversely affect the value of our portfolio companies, which would in-turn adversely affect the value of our shares.

Digital Assets May Make It Difficult To Effectively React To Proposed Legislation And Regulation Of Digital Assets Or Digital Asset Platforms Adverse To Our Business Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The digital asset economy is novel. As a result, policymakers are just beginning to consider what a regulatory regime for digital assets would look like and the elements that would serve as the foundation for such a regime. This less developed consideration of digital assets may make it difficult to effectively react to proposed legislation and regulation of digital assets or digital asset platforms adverse to our business.
As digital assets have grown in both popularity and market size, various U.S. federal, state, and local and foreign governmental organizations, consumer agencies and public advocacy groups have been examining the operations of digital asset networks, users and platforms, with a focus on how digital assets can be used to launder the proceeds of illegal activities, fund criminal or terrorist enterprises, and the safety and soundness of platforms and other service providers that hold digital assets for users. Many of these entities have called for heightened regulatory oversight, and have issued consumer advisories describing the risks posed by digital assets to users and investors. For instance, in 2022, the White House published a fact sheet described as the first-ever “Comprehensive Framework for Responsible Development of Digital Assets,” which encouraged “agencies to issue guidance and rules to address current and emergent risks in the digital asset ecosystem.”
Competitors, including traditional financial services, have spent years cultivating professional relationships with relevant policymakers on behalf of their industry so that those policymakers may understand that industry, the current legal landscape affecting that industry, and the specific policy proposals that could be implemented in order to responsibly develop that industry. The lobbyists working for these competitors have similarly spent years developing and working to implement strategies to advance these industries. Members of the digital asset economy have started to engage policymakers directly and with the help of external advisors and lobbyists. However, this work is in a relatively nascent stage. As a result, new laws and regulations may be proposed and adopted in the United States and internationally, or existing laws and regulations may be interpreted in new ways, that harm the digital asset economy or digital asset platforms, which could adversely impact the business of our portfolio companies, have an adverse impact on their operations and the value of their shares and in turn have a corresponding adverse effect on the value of our shares and cause you to lose all or substantially all of the value of your investment in us.

Political And Economic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Political and economic risks
Downgrades by rating agencies to the U.S. government’s credit rating or concerns about its credit and deficit levels in general could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, a decreased U.S. government credit rating could create broader financial turmoil and uncertainty, which may weigh heavily on our financial performance and the value of our Common Shares.
Deterioration in the economic conditions in the Eurozone and other regions or countries globally and the resulting instability in global financial markets may pose a risk to our business. Financial markets have been affected at times by a number of global macroeconomic events, including the following: large sovereign debts and fiscal deficits of several countries in Europe and in emerging markets jurisdictions, levels of non-performing loans on the balance sheets of European banks, the effect of the United Kingdom (the “U.K.”) leaving the European Union (the “EU”), instability in the Chinese capital markets and pandemics such as COVID-19. Global market and economic disruptions have affected, and may in the future affect, the U.S. capital markets, which could adversely affect our business, financial condition or results of operations. We cannot assure you that market disruptions in Europe and other regions or countries, including the increased cost of funding for certain governments and financial institutions, will not impact the global economy, and we cannot assure you that assistance packages will be available, or if available, be sufficient to stabilize countries and markets in Europe or elsewhere affected by a financial crisis. To the extent uncertainty regarding any economic recovery in Europe or elsewhere negatively impacts consumer confidence and consumer credit factors, our and our portfolio companies’ business, financial condition and results of operations could be significantly and adversely affected. Moreover, there is a risk of both industry-specific and broad-based corrections and/or downturns in the equity and credit markets. Any of the foregoing could have a significant impact on the markets in which we operate and could have a material adverse impact on our business prospects and financial condition.

Various social and political circumstances in the United States and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may also contribute to increased market volatility and economic uncertainties or deterioration in the United States and worldwide. Such events, including rising trade tensions between the United States and China, other uncertainties regarding actual and potential shifts in U.S. and foreign, trade, economic and other policies with other countries, the war between Russia and Ukraine and the conflict in Israel, could adversely affect our business, financial condition or results of operations. These market and economic disruptions could negatively impact the operating results of our portfolio companies.
Additionally, the Federal Reserve has raised interest rates multiple times since 2022. These developments, along with the United States government’s credit and deficit concerns, global economic uncertainties and market volatility, could cause interest rates to be volatile, which may negatively impact our performance.

Inflation May Adversely Affect Business Results Of Operations And Financial Condition Of Our Portfolio Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation may adversely affect the business, results of operations and financial condition of our portfolio companies.
Certain of our portfolio companies may be impacted by inflation. If such portfolio companies are unable to pass any increases in their costs along to their customers, it could adversely affect their results, which could in turn adversely impact our results of operations. In addition, any projected future decreases in our portfolio companies’ operating results due to inflation could adversely impact the fair value of our investments. Any decreases in the fair value of our investments could result in future unrealized losses and therefore reduce our net assets resulting from operations. Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. There is no guarantee that the actions taken by the Federal Reserve will reduce or eliminate inflation.

Legal And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and regulatory risks
Government counterparties may have the discretion to change or increase regulation of a portfolio company’s operations, or implement laws or regulations affecting the portfolio company’s operations, separate from any contractual rights it may have. A portfolio company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a portfolio company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a portfolio company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of our investments.
We may seek to acquire a significant stake in certain securities or instruments and may invest in certain industries that are subject to special regulatory oversight. In such event, we may be required to file a notification with a governmental agency, seek regulatory approval or comply with other regulatory requirements. These requirements may result in a delay in, or prohibit, the acquisition of an investment. Compliance with regulatory requirements may result in additional costs to us. Such restrictions may also restrict or delay our ability to liquidate an investment.

Investment And Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and trading risks
All investments risk the loss of capital. No guarantee or representation is made that our investment program will be successful. There is no assurance that we will be able to generate positive returns for our investors or that the returns will be commensurate with the risks of investing in companies, securities and instruments and strategies described herein. There can be no assurance that our returns will not be correlated with a traditional portfolio of stocks or bonds. Our investment program may utilize investment techniques such as investing in preferred shares and convertible debt, and limited diversification, which practices can, in certain circumstances, magnify the adverse impact of market moves to which we may be subject or cause our net assets to appreciate or depreciate at a greater rate. We may invest in highly volatile securities or markets, which could impair our profitability or result in losses.

Adversely Affect Our Portfolio Companies Current And Projected Business Financial Condition And Results Of Operations And Result In Decline In Valuation Of Our Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adverse developments affecting the financial services industry, such as actual events or concerns involving liquidity, defaults, or non-performance by financial institutions, could adversely affect our portfolio companies’ current and projected business, financial condition and results of operations and result in a decline in the valuation of our investments.
Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past and may in the future lead to market-wide liquidity problems. For example, on March 10, 2023, Silicon Valley Bank (SVB) was closed by the California Department of Financial Protection and Innovation, which appointed the Federal Deposit Insurance Corporation (FDIC) as receiver. Similarly, on March 12, 2023, Signature Bank and Silvergate Capital Corp. were each swept into receivership. Although a statement by the Department of the Treasury, the Federal Reserve and the FDIC indicated that all depositors of SVB would have access to all of their money after only one business day of closure, including funds held in uninsured deposit accounts, borrowers under credit agreements, letters of credit and certain other financial instruments with SVB, Signature Bank or any other financial institution that is placed into receivership by the FDIC may be unable to access undrawn amounts thereunder. Although we are not a borrower or party to any such instruments with SVB, Signature Bank or any other financial institution currently in receivership, if any of our portfolio companies are parties to such instruments and are unable to access funds pursuant to such instruments or lending arrangements with such a financial institution, such portfolio companies’ business, financial condition and results of operations could be adversely affected, which could, in turn, result in a decline in the valuation of our investments.

Indemnification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indemnification
We have indemnification obligations. Such liabilities may be material and have an adverse effect on the returns to investors. Our indemnification obligations would be payable from our assets, and such indemnification obligations will survive the winding-up and dissolution of the Company.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential conflicts of interest
Instances may arise where the interests of the Adviser and its affiliates may potentially or actually conflict with our interests and the interests of our stockholders. The following discussion enumerates certain potential conflicts of interest that should be carefully evaluated before making an investment in our shares. The discussion below does not seek to exhaustively describe all potential conflicts of interest.
The Adviser’s Investment Committee will have substantial responsibilities in connection with the management of other investment funds, accounts and investment vehicles. Members of the Investment Committee serve, or may serve, as officers, directors, members, or principals of entities that operate in the same or a related line of business as we do, or of investment funds, accounts, or investment vehicles managed by the Adviser. Similarly, the principals of our Sponsor, and their respective affiliates may have other funds with similar, different or competing investment objectives, and such funds may not all be affiliated. For example, our co-founders Dr. Najamul Hasan Kidwai, Michael (Xu) Zhao, Michael Lempres and David Hytha have invested in early-stage digital asset services and technology companies and, subject to the Adviser’s conflicts of interest procedures, we may seek to invest in the same companies. In serving in these multiple capacities, they may have obligations to other investors in those entities, the fulfillment of which may not be in the best interests of us or our stockholders. These activities also may distract them from sourcing or servicing new investment opportunities for us or slow our rate of investment. Any failure to manage our business and our future growth effectively could have a material adverse effect on our business, financial condition, results of operations and cash flows.
The Adviser’s Investment Committee members, officers and employees, and the Sponsor’s controlling shareholders, managers, officers and employees are investors in private companies, BDCs, ETFs and ETPs and in the future may become investors in additional private companies, BDCs, ETFs and ETPs and may receive investment opportunities, such as opportunities to invest in new private companies, BDCs, ETFs and ETPs having desirable growth potential, that we may not have access to or which may not be appropriate for us to consider.

In addition, Dr. Kidwai is a shareholder of Forge Global Holdings, Inc. (“Forge Global”), the parent of Forge Securities LLC (“Forge Securities”), a registered broker-dealer that operates as an ATS, on which we intend to purchase securities in private transactions as part of our principal investment strategy. Dr. Kidwai owns less than 1% of Forge Global. He is not employed by Forge Global or Forge Securities and is not in a control relationship with these entities. Consistent with its duty of best execution, the Adviser’s decision to select a particular private secondary marketplace, including Forge Securities, to facilitate a purchase or sale transaction for us will not be affected by any special compensation arrangement. No special compensation relationship exists between Forge Securities and the Adviser. The Adviser may select Forge Securities to facilitate any such transaction simply because it believes Forge Securities will provide the best execution for our transaction in the circumstances.
In connection with our Investment Advisory Agreement, we have agreed to indemnify and hold harmless the Adviser and its and its affiliates’ respective directors, officers, Investment Committee members, employees, members, managers, partners and stockholders (collectively, with the Adviser, the “Adviser Affiliates”) against all claims or liabilities (including reasonable attorneys’ fees) and other expenses an Adviser Affiliate reasonably incurs in any actual or threatened legal or other proceeding arising out of or in connection with providing investment advisory services to us. We will not be obligated to indemnify the Adviser Affiliates if such liability arises out of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Investment Advisory Agreement.

Possession Of Material Non Public Information Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Possession of material non-public information
The Investment Committee members may have access to material nonpublic information of portfolio companies in which we invest. In the event that we become subject to trading restrictions under the internal trading policies of those companies or as a result of applicable law or regulations, we could be prohibited for a period of time from purchasing or selling the securities of such companies, and this prohibition may have an adverse effect on our ability to achieve our investment objective.

Related To Co Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to co-investments
We may be prohibited under the Investment Company Act from conducting certain transactions with our affiliates without the prior approval of our directors who are not interested persons and, in some cases, the prior approval of the SEC. We may co-invest with our Adviser or our officers and directors in a manner consistent with guidance promulgated under the no-action position of the SEC set forth in Mass Mutual Life Ins. Co. (SEC No-Action Letter, June 7, 2000), on which similarly situated funds like us rely in order to co-invest in a single class of privately placed securities so long as certain conditions are met, including that our investment adviser or an affiliate, acting on our behalf and on behalf of other clients, negotiates no term other than price. We do not have a co-investment arrangement with our Adviser or our officers and directors and we have no present intention to co-invest with our Adviser or our officers and directors. In the event that we seek to make such co-investments, we would only do so in reliance of the Mass Mutual no-action letter or file an application with the SEC seeking an order granting us relief to do so. Further, in the event that we seek to make such co-investments, our Board including a majority of our independent directors would approve an allocation policy to ensure equitable treatment among the co-investment participants.

Provisions Of Maryland General Corporation Law And Our Organizational Documents Could Deter Takeover Attempts And Have Adverse Impact On Prices Of Our Common Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Provisions of the Maryland General Corporation Law and our organizational documents could deter takeover attempts and have an adverse impact on the prices of our Common Shares.
The Maryland General Corporation Law and our organizational documents contain provisions that may discourage, delay or make more difficult a change in control or the removal of our directors. Our Board has adopted a resolution that any business combination between us and any other person is exempted from the provisions of the Business Combination Act, provided that the business combination is first approved by the Board, including a majority of the directors who are not interested persons as defined in the Investment Company Act. This resolution may be altered or repealed in whole or in part at any time; however, our Board will adopt resolutions so as to make us subject to the provisions of the Maryland Business Combination Act only if our Board determines that it would be in our best interests and if the SEC staff does not object to our determination that being subject to the Business Combination Act does not conflict with the Investment Company Act. If this resolution is repealed, or the Board does not otherwise approve a business combination, the statute may discourage others from trying to acquire control and increase the difficulty of consummating any offer.
Our Board could also amend our bylaws to opt into the Maryland Control Share Acquisition Act; provided, however we would only do so if our Board determines that it would be in our best interests and if it is determined that opting into the Maryland Control Share Acquisition Act does not conflict with the Investment Company Act. The Maryland Control Share Acquisition Act also may make it more difficult for a third party to obtain control and increase the difficulty of consummating such a transaction. Recent federal court decisions, however, have decided that an opt into the Maryland Control Share Acquisition Act violates certain requirements of the Investment Company Act.

Our Stock Price May Be Volatile And Could Decline Significantly And Rapidly Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Our stock price may be volatile, and could decline significantly and rapidly.
If the trading price of our Common Shares is above the level that investors determine is reasonable for our Common Shares, some investors may attempt to short our Common Shares after trading begins, which would create additional downward pressure on the trading price of our Common Shares, and there will be more ability for such investors to short our Common Shares in early trading than is typical for an underwritten public offering given the limited amount of contractual lock-up agreements or other restrictions on transfer.
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The trading price of our Common Shares following the listing also could be subject to wide fluctuations in response to numerous factors in addition to the ones described in the preceding risk factors, many of which are beyond our control, including:

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actual or anticipated fluctuations in our financial condition, results of operations, or operating metrics and those of our competitors; the number of shares of our Common Shares made available for trading;

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failure of securities analysts to initiate or maintain coverage of us, changes in financial estimates by any securities analysts who follow our company, or variance in our financial performance from expectations of securities analysts;

•
changes in our projected operating and financial results;

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future sales of our Common Shares by us or our stockholders;

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changes in our board of directors, senior management, or key personnel;

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the trading volume of our Common Shares;

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general economic and market conditions; and

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other events or factors, including those resulting from war, incidents of terrorism, pandemics, elections, or responses to these events.

Active Liquid And Orderly Market For Our Common Shares May Not Develop Or Be Sustained You May Be Unable To Sell Your Common Shares At Or Above Price At Which You Purchased M Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
An active, liquid, and orderly market for our Common Shares may not develop or be sustained. You may be unable to sell your Common Shares at or above the price at which you purchased them.
We currently expect our Common Shares to be listed and traded on NYSE within 60 days following the effectiveness of this Registration Statement on Form N-2. We will obtain approval from the NYSE to list the Common Shares prior to seeking effectiveness of this Registration Statement. Prior to listing on NYSE, there has been no public market for our Common Shares. Moreover, consistent with Regulation M and other federal securities laws applicable to our listing, the Company has no specific plans to sell shares in the public market following the listing. It is possible that the underwriters sale of our common stock will result in an oversupply of our common stock on NYSE, which may cause the price of our Common Shares to decrease. In the case of a lack of demand for our common stock, the trading price of our Common Shares could decline significantly and rapidly after our listing. In the case of a lack of supply of our Common Shares, the trading price of our Common Shares may rise to an unsustainable level. Further, institutional investors may be discouraged from purchasing our Common Shares if they are unable to purchase a block of our Common Shares in the open market in a sufficient size for their investment objectives. If institutional investors are unable to purchase our Common Shares in a sufficient amount for their investment objectives, the market for our Common Shares may be more volatile without the influence of long-term institutional investors holding significant amounts of our Common Shares. Therefore, an active, liquid, and orderly trading market for our Common Shares may not initially develop or be sustained, which could significantly depress the trading price of our Common Shares and/or result in significant volatility, which could affect your ability to sell your Common Shares.

Common Stock Of Closed Net Asset Values And We Cannot Assure You That Market Price Of Our Shares Will Not Decline Below Our Net Asset Value Per Share Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common stock of closed-end management investment companies has in the past frequently traded at discounts to their NAVs, and we cannot assure you that the market price of our shares will not decline below our NAV per share.
Common stock of closed-end management investment companies has in the past frequently traded at discounts to their respective NAVs and our Common Shares may also be discounted in the market. This characteristic of closed-end management investment companies is separate and distinct from the risk that our NAV per share may decline. We cannot predict whether shares of our Common Shares will trade above, at or below our NAV per share. In addition, if our Common Shares trade below our NAV per share, we will generally not be able to sell additional Common Shares to the public at market price except (1) in connection with a rights offering to our existing stockholders, (2) with the consent of the majority of our common stockholders, (3) upon the conversion of a convertible security in accordance with its terms or (4) under such circumstances as the SEC may permit.

If We Issue Preferred Stock Net Asset Value And Market Value Of Our Common Shares Will Likely Become More Volatile Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If we issue preferred stock, the NAV and market value of our Common Shares will likely become more volatile.
We cannot assure you that the issuance of preferred stock would result in a higher yield or return to our stockholders. The issuance of preferred stock would likely cause the NAV and market value of our Common Shares to become more volatile. If the dividend rate on the preferred stock were to approach the net rate of return on our investment portfolio, the benefit of leverage to the holders of our Common Shares would be reduced. If the dividend rate on the preferred stock were to exceed the net rate of return on our portfolio, the leverage would result in a lower rate of return to the holders of our Common Shares than if we had not issued preferred stock. Any decline in the NAV of our investments would be borne entirely by the holders of our Common Shares. Therefore, if the market value of our portfolio were to decline, the leverage would result in a greater decrease in NAV to the holders of our Common Shares than if we were not leveraged through the issuance of preferred stock. This greater NAV decrease would also tend to cause a greater decline in the market price for our Common Shares. We might be in danger of failing to maintain the required asset coverage of the preferred stock or of losing our ratings, if any, on the preferred stock or, in an extreme case, our current investment income might not be sufficient to meet the dividend requirements on the preferred stock. In order to counteract such an event, we might need to liquidate investments in order to fund a redemption of some or all of the preferred stock. In addition, we would pay (and the holders of our Common Shares would ultimately bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred stock, including higher advisory fees if our total return exceeds the dividend rate on the preferred stock.

We Will Be Subject To United States Federal Income Tax At Corporate Rates If We Are Unable To Qualify And Maintain Our Tax Treatment As Regulated Investment Company Under Subchapter Of Code Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We will be subject to U.S. federal income tax at corporate rates if we are unable to qualify and maintain our tax treatment as a RIC under Subchapter M of the Code.
To maintain RIC tax treatment under the Code, we must meet the following minimum annual distribution, income source and asset diversification requirements. See “Certain U.S. Federal Income Tax Considerations.”
The Annual Distribution Requirement for a RIC will be satisfied if we timely distribute to our stockholders on an annual basis at least the sum of (i) 90% of our “investment company taxable income,”
which is generally our net ordinary income (but without regard to the deduction for dividends paid) plus the excess, if any, of realized net short term capital gains over realized net long term capital losses, and (ii) 90% of our net tax-exempt income for that taxable year. In addition, a RIC may, in certain cases, satisfy the 90% distribution requirement by distributing dividends relating to a taxable year after the close of such taxable year under the “spillback dividend” provisions of Subchapter M. We would be taxed, at U.S. federal corporate rates, on retained income and/or gains, including any short term capital gains or long term capital gains. Because we may use debt financing, we may be subject to (i) an asset coverage ratio requirement under the Investment Company Act and may, in the future, be subject to (ii) certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. If we are unable to obtain cash from other sources, or choose or are required to retain a portion of our taxable income or gains, we could (1) be required to pay excise taxes or (2) fail to qualify for RIC tax treatment, and thus become subject to U.S. federal income tax at corporate rates on our taxable income.
The income source requirement will be satisfied if we obtain at least 90% of our annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale of stock or securities or foreign currencies, net income from an interest in a qualified publicly traded partnership, or other income derived from the business of investing in stock or securities or currencies.
The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. Specifically, at least 50% of the value of our assets must consist of cash, cash equivalents (including receivables), U.S. government securities, securities of other RICs, and other acceptable securities if such securities of any one issuer do not represent more than 5% of the value of our assets or more than 10% of the outstanding voting securities of the issuer; and no more than 25% of the value of our assets can be invested in (i) the securities, other than U.S. government securities or securities of other RICs, of any one issuer, (ii) the securities, other than securities of other RICs, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses, or (iii) the securities of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in our having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because we intend to invest in a small number of issuers and the investments may be relatively illiquid, we may be unable to dispose of investments quickly enough to meet the asset diversification requirement at the end of a quarter or obtain cash from other sources in order to meet the annual distribution requirement. In that case, we may fail to qualify for special tax treatment accorded to RICs and, thus, be subject to U.S. federal income tax at corporate rates.
If we fail to qualify for or maintain RIC tax treatment for any reason and are subject to U.S. federal income tax at corporate rates, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions.
We may invest in certain foreign debt and equity investments that could be subject to foreign taxes (such as income tax, withholding, and value added taxes) for which a foreign tax credit is not available.

Future Tax Changes May Affect Us Or Our Stockholders Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Future tax changes may affect us or our stockholders.
Legislative or other actions relating to taxes could have a negative effect on us. The rules dealing with U.S. federal income taxation are constantly under review by persons involved in the legislative process, by the courts, and by the IRS and the U.S. Treasury Department. We cannot predict with certainty how any changes in the tax laws might affect us or our stockholders. New legislation and any U.S. Treasury regulations, administrative interpretations or court decisions interpreting such legislation could significantly and negatively affect us and our stockholders. Stockholders are urged to consult with their tax adviser regarding tax legislative, regulatory, or administrative developments and proposals.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to the holders of our Common Shares if, as and when authorized by the Board and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]		Each Common Shares is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock possess exclusive voting power.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each Common Shares would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		The shares of our Common Shares have no preemptive, exchange, conversion or redemption rights and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			500,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]	[5]		2,555,565
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock

[1]	The sales load set forth in the table is based on the Company issuing an aggregate of 6,000,000 Common Shares as part of the offering. In such case, Benchmark will deduct from the offering proceeds an aggregate sales load of $4,200,000, which reflects an underwriting commission equal to seven percent (7.00%) of the gross proceeds from the sale of Common Shares in the offering. A portion of the sales load is earned by Benchmark as pre-offering fees in the amount of $175,000 for assessing the viability of the public offering and for assisting with this offering. The remainder of the sales load is earned by Benchmark upon Closing. The aggregate sales load will immediately reduce the net asset value of each Common Share purchased in this offering. See “Underwriting.”
[2]	The Company estimates that it will incur organizational costs and offering expenses (other than the sales load) of approximately $1.37 million or approximately $0.23 per Common Share, in connection with this offering. Pursuant to the Reimbursement Agreement, our Sponsor will pay approximately $1.37 million of these organizational costs and expenses pre-offering and will be reimbursed from the proceeds of the offering, payable promptly following the Closing. Our Board, including the independent directors, has unanimously approved the Reimbursement Agreement. The reimbursement to the Sponsor will be included in the offering expenses. In addition to such expenses, Benchmark will deduct from the gross offering proceeds (a) a non-accountable expense allowance equal to 0.6% of the gross proceeds received in the offering, and (b) certain expenses in connection with the offering. See “Underwriting.”
[3]	Under the Investment Advisory Agreement, we will pay the Adviser a Management Fee, payable quarterly, in an amount equal to an annualized rate of 2.50% of our average net assets at the end of the two most recently completed calendar quarters. See “Management — Investment Advisory Agreement.” The Management Fee reflected in the table is calculated by determining the ratio of the Management Fee to our net assets attributable to Common Shares. The estimate of our Management Fee referenced in the table is based on our net assets of $53.8 million.
[4]	Other Expenses are based on estimated amounts for the current fiscal year and includes accounting, legal and auditing fees of the Company, expenses related to the Company’s distribution reinvestment plan, as well as fees paid to the Administrator, Plan Administrator, the transfer agent, the custodian and the independent directors. These expenses will be ultimately borne by the shareholders of the Company’s common stock. See “Management — Payment of Our Expenses.”
[5]	Upon the issuance of 6,000,000 Common Shares at the closing of this offering, the Sponsor shall forfeit 1,788,899 Common Shares. If the over-allotment option expires without exercise, the Sponsor shall forfeit an additional 100,000 Common Shares, such that the Sponsor will own 10% of the outstanding Common Shares of the Company, whether the over-allotment option is exercised or expires unexercised.